UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-09086

TD Asset Management USA Funds Inc.

(FORMERLY KNOWN AS TD WATERHOUSE FAMILY OF FUNDS, INC.)

(Exact name of registrant as specified in charter)

399 Park Avenue, New York, NY 10022

(Address of principal executive offices) (Zip code)

R. Michael Thorfinnson, TD Asset Management USA Funds Inc.

399 Park Avenue, New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:  646-828-3653

Date of fiscal year end:  January 31, 2016

Date of reporting period:  July 31, 2015

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

TD Asset Management

SEMIANNUAL REPORT

July 31, 2015 (Unaudited)

TD Asset Management USA Funds Inc.

TDAM Short-Term Bond Fund

–	Institutional Class
–	Advisor Class

TDAM Core Bond Fund

–	Institutional Class
–	Advisor Class

TDAM High Yield Bond Fund

–	Institutional Class
–	Advisor Class

TDAM 1- to 5-Year Corporate Bond Portfolio

TDAM 5- to 10-Year Corporate Bond Portfolio

Epoch U.S. Equity Shareholder Yield Fund
(formerly, TDAM U.S. Equity Shareholder Yield Fund)

–	Institutional Class
–	Advisor Class

Epoch U.S. Large Cap Core Equity Fund
(formerly, TDAM U.S. Large Cap Core Equity Fund)

–	Institutional Class
–	Advisor Class

Epoch Global Equity Shareholder Yield Fund
(formerly, TDAM Global Equity Shareholder Yield Fund)

–	Institutional Class
–	Advisor Class

TDAM Global Low Volatility Equity Fund

–	Institutional Class
–	Advisor Class

Epoch Global All Cap Fund
(formerly, TDAM Global All Cap Fund)

–	Institutional Class
–	Advisor Class

TDAM Target Return Fund

–	Institutional Class
–	Advisor Class

Epoch U.S. Small-Mid Cap Equity Fund
(formerly, TDAM U.S. Small-Mid Cap Equity Fund)

–	Institutional Class
–	Advisor Class

NOT FDIC INSURED •    NO BANK GUARANTEE •    MAY LOSE VALUE

® The TD logo and other trade-marks are the property of The Toronto-Dominion Bank.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-866-416-4031, or by visiting the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the 12-month period ending June 30th is available, without charge, online at www.tdamusa.com. Login to our website and click on Institutional Investors, Proxy Voting Rights. It will also be available by visiting the SEC’s website at http://www.sec.gov.

The Funds file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q filings are available online at www.tdamusa.com. Login to our website and click on Institutional Investors, Financial Reporting, Quarterly Fund Holdings Report. It is also available by visiting the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

TD ASSET MANAGEMENT USA FUNDS INC.
Board of Directors and Executive Officers

DIRECTORS
Donald J. Herrema Chairman of the Board	Barbara F. Palk Peter B. M. Eby James E. Kelly Christopher L. Wilson Robert P. Herrmann
EXECUTIVE OFFICERS
Michael Thorfinnson President and Chief Executive Officer	Eric Kleinschmidt Treasurer and Chief Financial Officer
Maya Gittens Chief Legal Officer and Anti-Money Laundering Officer	Michele R. Teichner Chief Compliance Officer
Curtis Barnes Secretary

Service Providers

Investment Manager & Administrator TDAM USA Inc. 399 Park Avenue New York, NY 10022	Transfer Agent SunGard Investor Services 3435 Stelzer Road Columbus, OH 43219
Independent Registered Public Accounting Firm Ernst & Young LLP One Commerce Square 2005 Market Street Philadelphia, PA 19103	Legal Counsel Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019 Independent Directors Counsel Goodwin Procter LLP 901 New York Avenue, N.W. Washington, DC 20001
Custodian BNY Mellon One Wall Street New York, NY 10286
Distributor SEI Investments Distribution Co. One Freedom Valley Drive Oaks, Pennsylvania 19456

TD ASSET MANAGEMENT USA FUNDS INC.

Commentary

The first half of fiscal 2015 (January 31, 2015 to July 31, 2015) was mixed for financial assets, with global and domestic equities rising while fixed income declined. The S&P 500 Index continued to reach new all-time highs and rose 6.5% over the six months. Seven of the S&P 500’s ten sectors rose over the period, and gains were led by the Consumer Discretionary, Healthcare and Financial sectors, all of which posted double-digit gains. Meanwhile, both Treasuries and corporate bonds generated negative returns, contributing to the Barclays U.S. Aggregate Bond Index’s decline of 1.5%.

At home, equity returns were boosted by robust mergers and acquisitions activity. In addition, lower energy prices restrained inflation, which was positive for the manufacturing and consumer sectors. However, gains were moderated by a strong U.S. dollar, which presented a headwind for U.S. multinationals, and by investor concerns over mixed economic data, both in the U.S. and abroad. The Greek debt crisis continued to dominate headlines.

Internationally, equities in developed economies were positive while emerging markets struggled as the commodities sectors declined. In Europe, equities were supported by the European Central Bank’s quantitative easing program, by signs of economic improvement in the region, and by strong mergers and acquisitions activity. In Japan, equities advanced as corporate profits increased, especially among multinationals. Japanese companies continued to increase dividends and share buybacks.

In the U.S., bonds declined in four of the six months, leading to negative returns for the six-month period. Yields rose in response to a number of factors, including the strengthening European economy, but remain low overall on a historical basis. Corporate bonds still offer a yield advantage over government bonds, and the supply of new investment-grade corporate bonds remains healthy. Investor demand has been robust as investors continue their search for yield.

The U.S. economy expanded modestly during the first six months of the year. Although growth in the first quarter was restrained by temporary factors such as bad weather and a port strike on the West coast, the economy eked out a 0.6% gain. In the second quarter, economic growth was relatively stronger as GDP rose 2.3%. Employment was strong from January through July, with non-farm payrolls growing by more than 200,000 in every month except March. Unemployment dipped down slightly from 5.5% to 5.3% during the period.

With this backdrop, the Federal Reserve (the Fed) continued to indicate that it plans to begin raising interest rates at some point in the not-too-distant future. In its July 29, 2015 policy announcement, the Fed did not quite give a clear signal of its plans, instead indicating that it needs to see “some further improvement” in the economy before beginning to raise rates. It held the federal funds rate in the zero to 0.25% range, where it has been for more than six years. The Fed continued to indicate that it will take a balanced approach to any tightening of its policies and commented that it may keep the federal funds rate lower than normal even once employment and inflation data approach its targets.

The U.S. dollar was strengthened by a number of factors during the period, including: the U.S.’ relative economic strength versus the euro zone, Japan and China; unease over a number of geopolitical concerns; and the expectation that interest rates may rise in the United States. Overall, the dollar rose 7% versus the British pound and it posted double-digit gains versus the euro, Japanese yen, Canadian dollar and a number of other major international currencies.

Looking Ahead

We continue to focus on high quality investments and are mindful of macro-economic factors that may affect our investments, including slow global economic growth, elevated sovereign debt levels, and inflationary/disinflationary pressures. While risks have risen, economic improvements domestically, and continuing high levels of central bank liquidity globally, are helping to underpin economic stability. We anticipate that global central banks will maintain their accommodative stances for some time to come.

As always, we thank you for your business. We look forward to continuing to help you manage your money successfully.

Michael Thorfinnson, CFA
President and Chief Executive Officer
TD Asset Management USA Funds Inc.

August 31, 2015

The Funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or the U.S. government and are not deposits or obligations of, or guaranteed by, any bank. An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a full or summary prospectus containing this and other information about the Funds, please call your financial adviser. The prospectus should be read carefully before investing or sending money.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. The information should not be relied on as investment advice.

Disclosure of Fund Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of the Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (February 1, 2015 through July 31, 2015).

The table below and on the following pages illustrates your Fund’s costs in two ways.

•	Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Fund in the “Actual” line under the heading “Expenses Paid During Period”.
•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Fund’s actual expense ratio. This information assumes that the Fund had a return of 5% before expenses during the year, (which is not the Fund’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Funds and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 2/1/15	Ending Account Value 7/31/15	Annualized Expense Ratios	Expenses Paid During Period*
TDAM Short-Term Bond Fund – Institutional Class
Actual	$1,000.00	$999.80	0.43%	$2.13
Hypothetical (5% Return before expenses)	1,000.00	1,022.66	0.43	2.16
TDAM Short-Term Bond Fund – Advisor Class
Actual	1,000.00	999.80	0.43	2.13
Hypothetical (5% Return before expenses)	1,000.00	1,022.66	0.43	2.16
TDAM Core Bond Fund – Institutional Class
Actual	1,000.00	982.60	0.50	2.46
Hypothetical (5% Return before expenses)	1,000.00	1,022.32	0.50	2.51
TDAM Core Bond Fund – Advisor Class
Actual	1,000.00	981.60	0.50	2.46
Hypothetical (5% Return before expenses)	1,000.00	1,022.32	0.50	2.51
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Disclosure of Fund Expenses (Unaudited) (Continued)

	Beginning Account Value 2/1/15	Ending Account Value 7/31/15	Annualized Expense Ratios	Expenses Paid During Period*
TDAM High Yield Bond Fund – Institutional Class
Actual	$1,000.00	$993.20	0.70%	$3.46
Hypothetical (5% Return before expenses)	1,000.00	1,021.32	0.70	3.51
TDAM High Yield Bond Fund – Advisor Class
Actual	1,000.00	993.20	0.70	3.46
Hypothetical (5% Return before expenses)	1,000.00	1,021.32	0.70	3.51
TDAM 1- to 5-Year Corporate Bond Portfolio
Actual	1,000.00	1,001.10	—	—
Hypothetical (5% Return before expenses)	1,000.00	1,024.79	—	—
TDAM 5- to 10-Year Corporate Bond Portfolio
Actual	1,000.00	978.30	—	—
Hypothetical (5% Return before expenses)	1,000.00	1,024.79	—	—
Epoch U.S. Equity Shareholder Yield Fund – Institutional Class
Actual	1,000.00	1,005.30	0.80	3.98
Hypothetical (5% Return before expenses)	1,000.00	1,020.83	0.80	4.01
Epoch U.S. Equity Shareholder Yield Fund – Advisor Class
Actual	1,000.00	1,004.50	0.80	3.98
Hypothetical (5% Return before expenses)	1,000.00	1,020.83	0.80	4.01
Epoch U.S. Large Cap Core Equity Fund – Institutional Class
Actual	1,000.00	1,047.80	0.80	4.06
Hypothetical (5% Return before expenses)	1,000.00	1,020.83	0.80	4.01
Epoch U.S. Large Cap Core Equity Fund – Advisor Class
Actual	1,000.00	1,047.80	0.80	4.06
Hypothetical (5% Return before expenses)	1,000.00	1,020.83	0.80	4.01
Epoch Global Equity Shareholder Yield Fund – Institutional Class
Actual	1,000.00	996.40	1.00	4.95
Hypothetical (5% Return before expenses)	1,000.00	1,019.84	1.00	5.01
Epoch Global Equity Shareholder Yield Fund – Advisor Class
Actual	1,000.00	996.40	1.00	4.95
Hypothetical (5% Return before expenses)	1,000.00	1,019.84	1.00	5.01
TDAM Global Low Volatility Equity Fund – Institutional Class
Actual	1,000.00	1,022.50	0.90	4.51
Hypothetical (5% Return before expenses)	1,000.00	1,020.33	0.90	4.51
TDAM Global Low Volatility Equity Fund – Advisor Class
Actual	1,000.00	1,022.50	0.90	4.51
Hypothetical (5% Return before expenses)	1,000.00	1,020.33	0.90	4.51
Epoch Global All Cap Fund – Institutional Class
Actual	1,000.00	1,051.90	1.00	5.09
Hypothetical (5% Return before expenses)	1,000.00	1,019.84	1.00	5.01
Epoch Global All Cap Fund – Advisor Class
Actual	1,000.00	1,051.10	1.00	5.09
Hypothetical (5% Return before expenses)	1,000.00	1,019.84	1.00	5.01
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Disclosure of Fund Expenses (Unaudited) (Concluded)

	Beginning Account Value 2/1/15	Ending Account Value 7/31/15	Annualized Expense Ratios	Expenses Paid During Period*
TDAM Target Return Fund – Institutional Class
Actual	$1,000.00	$998.20	0.70%	$3.47
Hypothetical (5% Return before expenses)	1,000.00	1,021.32	0.70	3.51
TDAM Target Return Fund – Advisor Class
Actual	1,000.00	996.90	0.95	4.70
Hypothetical (5% Return before expenses)	1,000.00	1,020.08	0.95	4.76
Epoch U.S. Small-Mid Cap Equity Fund – Institutional Class
Actual	1,000.00	1,083.70	1.00	5.17
Hypothetical (5% Return before expenses)	1,000.00	1,019.84	1.00	5.01
Epoch U.S. Small-Mid Cap Equity Fund – Advisor Class
Actual	1,000.00	1,083.70	1.00	5.17
Hypothetical (5% Return before expenses)	1,000.00	1,019.84	1.00	5.01
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 7/31/15 (Unaudited)

TDAM Short-Term Bond Fund	TDAM Core Bond Fund	TDAM High Yield Bond Fund
Invests primarily in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, as well as investment-grade debt obligations of banks and corporations.**	Invests primarily in bonds.	Invests primarily in bonds that are, at the time of investment, rated below investment grade.

Fund Composition*

All figures are shown as a percentage of the Fund's total investments.

TDAM Short-Term Bond Fund — By Security Type

58.7%	Corporate Obligations
26.2%	U.S. Treasury Obligations
9.0%	U.S. Government Mortgage Backed Obligations
3.5%	Regional Government Obligations
2.4%	Repurchase Agreements
0.2%	Municipal Obligations

TDAM Core Bond Fund — By Security Type

44.4%	Corporate Obligations
19.9%	U.S. Government Mortgage Backed Obligations
17.7%	U.S. Treasury Obligations
8.1%	Repurchase Agreements
5.3%	Registered Investment Companies
3.1%	U.S. Government Agency Obligations
1.5%	Regional Government Obligations

TDAM High Yield Bond Fund — By Sector

26.6%	Consumer Discretionary
14.6%	Industrials
13.1%	Telecommunication Services
10.4%	Health Care
9.7%	Materials
9.5%	Financials
6.6%	Information Technology
3.7%	Consumer Staples
3.6%	Energy
2.2%	Utilities

Maturity Composition*

Average maturity is the weighted average of the number of years to the maturity date, reset date or earliest date to put or demand the principal and interest of a security.

TDAM Short-Term Bond Fund

Average Maturity: 1.8 years

Under 1 year	16.6%
1-5 years	83.4%
6-10 years	0.0%
11-20 years	0.0%
Over 20 years	0.0%

TDAM Core Bond Fund

Average Maturity: 6.4 years

Under 1 year	14.3%
1-5 years	40.5%
6-10 years	33.2%
11-20 years	4.2%
Over 20 years	7.8%

TDAM High Yield Bond Fund

Average Maturity: 5.0 years

Under 1 year	2.4%
1-5 years	40.4%
6-10 years	57.2%
11-20 years	0.0%
Over 20 years	0.0%

* Fund and Maturity Compositions are subject to change.

** Investment-grade debt are debt securities rated in one of the four highest credit-quality categories by a nationally recognized statistical rating organization.

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 7/31/15 (Unaudited) (Continued)

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 7/31/15 (Unaudited) (Continued)

Epoch U.S. Large Cap Core Equity Fund	Epoch Global Equity Shareholder Yield Fund	TDAM Global Low Volatility Equity Fund
Invests primarily in equity securities of large capitalization U.S. companies.	Invests primarily in dividend-paying equity securities located throughout the world.	Invests primarily in equity securities located throughout the world.

Fund Composition*

All figures are shown as a percentage of the Fund's total investments.

Epoch U.S. Large Cap Core Equity Fund

By Sector

23.8%	Financials
23.2%	Information Technology
12.1%	Health Care
11.3%	Consumer Discretionary
10.9%	Industrials
5.5%	Energy
4.9%	Consumer Staples
4.5%	Materials
2.9%	Utilities
0.9%	Telecommunication Services

Epoch Global Equity Shareholder Yield Fund

By Sector

16.4%	Telecommunication Services
15.5%	Financials
14.5%	Utilities
14.2%	Consumer Staples
13.6%	Energy
7.7%	Industrials
6.2%	Health Care
4.2%	Materials
4.2%	Information Technology
3.5%	Consumer Discretionary

By Country

45.4%	United States
17.6%	United Kingdom
8.6%	France
6.4%	Germany
5.9%	Canada
4.1%	Australia
3.1%	Switzerland
2.7%	Norway
1.4%	Italy
1.3%	Singapore
1.0%	Sweden
1.0%	Ireland
0.8%	Taiwan
0.7%	Spain

TDAM Global Low Volatility Equity Fund

By Sector

19.8%	Financials
15.5%	Utilities
14.6%	Consumer Staples
14.4%	Industrials
10.4%	Consumer Discretionary
8.6%	Health Care
8.0%	Telecommunication Services
2.7%	Materials
2.7%	Energy
2.5%	Information Technology
0.8%	Registered Investment Companies
0.0%	Rights

By Country

38.5%	United States
11.4%	Canada
6.8%	Australia
6.8%	United Kingdom
4.8%	Japan
4.8%	Taiwan
3.6%	Switzerland
3.5%	Hong Kong
3.4%	Singapore
3.0%	France
2.4%	Germany
2.3%	Malaysia
1.9%	Belgium
1.2%	Denmark
1.2%	Italy
1.0%	Sweden
0.9%	Israel
0.7%	Netherlands
0.6%	Chile
0.5%	Luxembourg
0.2%	China
0.2%	South Korea
0.2%	New Zealand
0.1%	Austria
0.0%	Colombia

* Fund Composition is subject to change.

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 7/31/15 (Unaudited) (Continued)

Epoch Global All Cap Fund	TDAM Target Return Fund	Epoch U.S. Small-Mid Cap Equity Fund
Invests primarily in equity securities of companies with any market capitalization located throughout the world, as well as equity-related instruments.	Invests primarily in various asset classes, such as equities, fixed income and real estate.	Invests primarily in equity securities of small and mid-capitalization U.S. companies.

Fund Composition*

All figures are shown as a percentage of the Fund's total investments.

Epoch Global All Cap Fund

By Sector

19.3%	Financials
18.0%	Information Technology
16.3%	Industrials
15.4%	Consumer Staples
12.1%	Health Care
9.9%	Consumer Discretionary
3.8%	Telecommunication Services
3.7%	Materials
1.5%	Energy

By Country

54.6%	United States
10.4%	United Kingdom
10.3%	France
4.2%	Japan
4.0%	Switzerland
2.8%	Belgium
2.6%	Germany
2.4%	Ireland
1.9%	Israel
1.7%	Hong Kong
1.3%	Australia
1.0%	Singapore
1.0%	Mexico
0.9%	Canada
0.9%	Brazil

TDAM Target Return Fund

By Security Type

38.1%	Convertible Bonds
23.4%	Corporate Obligations
16.9%	Common Stock
13.3%	Registered Investment Companies
5.6%	Preferred Stock
2.7%	U.S. Treasury Obligations
0.0%	Warrants

Epoch U.S. Small-Mid Cap Equity Fund

By Sector

26.1%	Financials
19.7%	Industrials
14.8%	Information Technology
12.6%	Consumer Discretionary
12.0%	Health Care
8.2%	Materials
3.8%	Utilities
1.4%	Consumer Staples
1.1%	Energy
0.3%	Telecommunication Services

* Fund Composition is subject to change.

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 7/31/15 (Unaudited) (Concluded)

Bond Credit Quality as of July 31, 2015
TDAM Short-Term Bond Fund	TDAM Core Bond Fund	TDAM High Yield Bond Fund

Credit Ratings(1)	Percentage of Net Assets
U.S. Government and U.S. Government Agency Obligations	34.2%
AAA	1.3%
AA	11.4%
A	26.2%
BBB	18.9%
Not Rated	5.1%
Short-Term Investment and Other Net Assets	2.9%

Credit Ratings(1)	Percentage of Net Assets
U.S. Government and U.S. Government Agency Obligations	35.2%
AAA	1.2%
AA	7.3%
A	22.5%
BBB	14.5%
Registered Investment Companies	5.3%
Not Rated	5.7%
Short-Term Investment and Other Net Assets	8.3%

Credit Ratings(1)	Percentage of Net Assets
AAA	0.0%
AA	0.0%
A	0.0%
BBB	8.3%
BB and Below	89.7%
Other Net Assets	2.0%

Bond Credit Quality as of July 31, 2015
TDAM 1- to 5-Year Corporate Bond Portfolio	TDAM 5- to 10-Year Corporate Bond Portfolio

Credit Ratings(1)	Percentage of Net Assets	Credit Ratings(1)	Percentage of Net Assets
U.S. Government and U.S. Government Agency Obligations	6.4%	U.S. Government and U.S. Government Agency Obligations	10.2%
AAA	0.6%	AAA	0.6%
AA	19.3%	AA	15.7%
A	39.8%	A	43.1%
BBB	25.1%	BBB	26.6%
Short-Term Investment and Other Net Assets	8.8%	Short-Term Investment and Other Net Assets	3.8%
(1)	Credit quality is based on ratings from Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”). Where S&P ratings are not available, credit quality is based on ratings from Moody’s Investor Services, Inc. (“Moody’s”). S&P and Moody’s ratings have been selected for several reasons, including the access to information and materials provided by S&P and Moody’s, as well as the Fund’s consideration of industry practice. The Not Rated category consists of securities that have not been rated by S&P or Moody’s.

Statements of Assets and Liabilities

July 31, 2015 (unaudited)

	TDAM Short-Term Bond Fund	TDAM Core Bond Fund	TDAM High Yield Bond Fund	TDAM 1- to 5-Year Corporate Bond Portfolio
ASSETS
Cost of investments (Note 2)	$61,948,595	$40,675,800	$8,454,079	$23,514,251
Investments in securities, at value	$60,746,368	$37,131,530	$8,136,761	$21,134,983
Repurchase agreements, at value (Note 2)	1,495,000	3,286,000	—	2,368,000
TOTAL INVESTMENTS	62,241,368	40,417,530	8,136,761	23,502,983
Cash	435	217	952,709	806
Receivable for investment securities sold	1,254,038	90,598	—	—
Interest and dividends receivable	260,004	184,546	125,007	104,583
Receivable for capital shares sold	5,337	6,081	32,581	6,278
Due from Investment Manager (Note 3)	—	2,582	10,559	15,568
Prepaid Directors Fees (Note 4)	323	323	323	322
Prepaid expenses	9,782	13,363	13,292	9,044
TOTAL ASSETS	63,771,287	40,715,240	9,271,232	23,639,584
LIABILITIES
Payable for securities purchased	516,706	32,199	1,111,192	1,643,202
Dividends payable to shareholders	55,994	50,344	37,861	17,405
Payable for capital shares redeemed	103	3,233	45	—
Transfer agent fees payable	19,482	44,554	17,832	14,332
Other accrued expenses	43,294	38,189	29,901	34,318
TOTAL LIABILITIES	635,579	168,519	1,196,831	1,709,257
NET ASSETS	$63,135,708	$40,546,721	$8,074,401	$21,930,327
Net assets consist of:
Paid-in-capital ($0.0001 par value; 3.1 billion, 1.3 billion, 1.2 billion and 0.6 billion shares authorized, respectively)	$62,945,486	$40,964,702	$8,535,163	$21,913,198
Distributions in excess of net investment income	(15,627)	(29,767)	(39)	(3,581)
Accumulated net realized gains (losses) from investments	(86,924)	(129,944)	(143,405)	31,978
Net unrealized appreciation (depreciation) on investments	292,773	(258,270)	(317,318)	(11,268)
Net assets	$63,135,708	$40,546,721	$8,074,401	$21,930,327
Institutional Class net asset value, redemption price and offering price per share (Note 2)	$10.19	$9.99	$9.58	N/A
	($63,095,252 ÷ 6,191,384 shares)	($40,443,106 ÷ 4,049,881 shares)	($7,969,408 ÷ 831,924 shares)
Advisor Class net asset value, redemption price and offering price per share (Note 2)	$10.19	$9.98	$9.58	N/A
	($40,456 ÷ 3,970 shares)	($103,615 ÷ 10,379 shares)	($104,993 ÷ 10,962 shares)
TDAM 1- to 5-Year Corporate Bond Portfolio net asset value, redemption price and offering price per share (Note 2)	N/A	N/A	N/A	$10.08
				($21,930,327 ÷ 2,176,301 shares)

Please see accompanying notes to financial statements.

Statements of Assets and Liabilities

July 31, 2015 (unaudited)

	TDAM 5- to 10-Year Corporate Bond Portfolio	Epoch U.S. Equity Shareholder Yield Fund	Epoch U.S. Large Cap Core Equity Fund	Epoch Global Equity Shareholder Yield Fund
ASSETS
Cost of investments (Note 2)	$18,218,919	$2,865,613	$2,630,570	$6,860,481
Investments in securities, at value	$17,400,595	$3,181,957	$3,077,938	$6,501,356
Repurchase agreements, at value (Note 2)	597,000	—	—	—
TOTAL INVESTMENTS	17,997,595	3,181,957	3,077,938	6,501,356
Cash	660	125,729	102,769	99,127
Foreign currency (Cost $0, $0, $0 and $23,675)	—	—	—	23,594
Interest and dividends receivable	154,789	8,013	2,751	23,227
Receivable for investment securities sold	101,063	4,551	13,654	47,406
Due from Investment Manager (Note 3)	15,220	12,438	12,236	19,189
Receivable for capital shares sold	4,873	—	—	—
Tax reclaim receivable	—	489	399	16,890
Unrealized appreciation on foreign currency spot contracts	—	—	—	5
Prepaid Directors’ fees (Note 4)	323	323	323	323
Prepaid expenses	8,865	15,010	13,227	13,799
TOTAL ASSETS	18,283,388	3,348,510	3,223,297	6,744,916
LIABILITIES
Payable for securities purchased	48,916	2,255	16,673	60,172
Dividends payable to shareholders	42,838	—	—	—
Payable for capital shares redeemed	—	—	—	13
Unrealized depreciation on foreign currency spot contracts	—	—	—	226
Transfer agent fees payable	14,201	17,823	17,821	18,947
Other accrued expenses	31,680	25,855	23,964	24,704
TOTAL LIABILITIES	137,635	45,933	58,458	104,062
NET ASSETS	$18,145,753	$3,302,577	$3,164,839	$6,640,854
Net assets consist of:
Paid-in-capital ($0.0001 par value; 0.4 billion, 1.2 billion, 1.2 billion and 1.2 billion shares authorized, respectively)	$18,187,266	$1,969,352	$1,338,687	$6,126,925
Undistributed (Distributions in excess of) net investment income	(6,560)	3,446	1,150	175,186
Accumulated net realized gains from investments and foreign currency	186,371	1,013,435	1,377,634	699,615
Net unrealized appreciation (depreciation) on investments	(221,324)	316,344	447,368	(359,125)
Net unrealized depreciation on translation of other assets and liabilities denominated in foreign currencies	—	—	—	(1,747)
Net assets	$18,145,753	$3,302,577	$3,164,839	$6,640,854
Institutional Class net asset value, redemption price and offering price per share (Note 2)	N/A	$12.40	$13.26	$11.26
		($3,164,556 ÷ 255,307 shares)	($2,996,094 ÷ 226,026 shares)	($6,511,648 ÷ 578,480 shares)
Advisor Class net asset value, redemption price and offering price per share (Note 2)	N/A	$12.39	$13.26	$11.26
		($138,021 ÷ 11,141 shares)	($168,745 ÷ 12,725 shares)	($129,206 ÷ 11,480 shares)
TDAM 5- to 10-Year Corporate Bond Portfolio Class net asset value, redemption price and offering price per share (Note 2)	$10.21	N/A	N/A	N/A
	($18,145,753 ÷ 1,777,970 shares)

Please see accompanying notes to financial statements.

Statements of Assets and Liabilities

July 31, 2015 (unaudited)

	TDAM Global Low Volatility Equity Fund	Epoch Global All Cap Fund	TDAM Target Return Fund	Epoch U.S. Small-Mid Cap Equity Fund
ASSETS
Cost of investments (Note 2)	$10,575,595	$3,948,842	$6,626,632	$107,065,481
Investments in securities, at value	$11,112,237	$4,178,414	$6,240,927	$109,649,402
Cash	149,157	93,058	202,303	2,401,118
Foreign currency (Cost $13,972, $34,029, $2,663 and $0)	13,888	33,793	3,455	—
Interest and dividends receivable	37,470	2,907	41,657	25,035
Tax reclaim receivable	14,126	17,846	—	—
Due from Investment Manager (Note 3)	8,587	12,682	12,294	—
Prepaid Directors’ fees (Note 4)	323	323	323	323
Unrealized appreciation on forward foreign currency exchange contracts	5,309	—	580	—
Receivable for investment securities sold	11	—	—	431,826
Receivable for capital shares sold	—	—	—	2,154
Prepaid expenses	13,317	13,390	13,165	12,905
TOTAL ASSETS	11,354,425	4,352,413	6,514,704	112,522,763
LIABILITIES
Payable for securities purchased	30,766	—	50,871	506,531
Unrealized depreciation on forward foreign currency exchange contracts	11,366	—	—	—
Unrealized depreciation on foreign currency spot contracts	9	—	—	—
Payable to Investment Manager (Note 3)	—	—	—	68,779
Transfer agent fees payable	17,850	20,352	16,850	18,226
Other accrued expenses	26,465	23,423	24,942	37,421
TOTAL LIABILITIES	86,456	43,775	92,663	630,957
NET ASSETS	$11,267,969	$4,308,638	$6,422,041	$111,891,806
Net assets consist of:
Paid-in-capital ($0.0001 par value; 1.2 billion, 1.2 billion, 1.2 billion and 1.2 billion shares authorized, respectively)	$9,774,775	$1,940,022	$6,634,141	$106,224,454
Undistributed (Distributions in excess of) net investment income	645,100	72,674	91,978	(60,074)
Accumulated net realized gains from investments and foreign currency	318,941	2,068,493	167,121	3,143,505
Net unrealized appreciation (depreciation) on investments	536,642	229,572	(385,705)	2,583,921
Net unrealized depreciation on forward foreign currency exchange contracts and translation of other assets and liabilities denominated in foreign currencies	(7,489)	(2,123)	(85,494)	—
Net assets	$11,267,969	$4,308,638	$6,422,041	$111,891,806
Institutional Class net asset value, redemption price and offering price per share (Note 2)	$11.37	$12.11	$9.62	$11.91
	($11,144,775 ÷ 980,083 shares)	($4,179,527 ÷ 345,058 shares)	($6,178,888 ÷ 642,153 shares)	($111,762,068 ÷ 9,384,228 shares)
Advisor Class net asset value, redemption price and offering price per share (Note 2)	$11.37	$12.10	$9.62	$11.91
	($123,194 ÷ 10,835 shares)	($129,111 ÷ 10,668 shares)	($243,153 ÷ 25,272 shares)	($129,738 ÷ 10,894 shares)

Please see accompanying notes to financial statements.

Statements of Operations

For the Six Month Period Ended July 31, 2015 (unaudited)

	TDAM Short-Term Bond Fund	TDAM Core Bond Fund	TDAM High Yield Bond Fund	TDAM 1- to 5-Year Corporate Bond Portfolio
INVESTMENT INCOME
Interest Income	$432,939	$331,005	$282,777	$116,983
Dividend Income	—	34,467	—	—
	432,939	365,472	282,777	116,983
EXPENSES
Investment management fees (Note 3)	81,598	81,371	30,173	—
Directors’ fees (Note 4)	12,043	12,043	12,043	12,043
Distribution fees – Advisor Class (Note 3)	51	129	133	—
Administration fees (Note 3)	—	10,172	2,743	—
Professional fees	48,653	38,434	29,382	31,298
Transfer agent fees	35,244	39,697	30,602	28,638
Registration fees	11,630	12,321	9,037	6,235
Custody fees	7,767	4,507	1,494	5,565
Pricing fees	6,358	4,559	9,149	2,769
Shareholder reports and mailing	3,756	3,566	3,516	4,122
Other expenses	4,091	3,729	3,563	3,864
TOTAL EXPENSES	211,191	210,528	131,835	94,534
Less:
Waiver of investment manager fees/reimbursed expenses (Note 3)	(70,791)	(98,565)	(90,550)	(94,534)
Waiver of distribution fees – Advisor Class (Note 3)	(51)	(129)	(133)	—
Waiver of administration fees (Note 3)	—	(10,172)	(2,743)	—
NET EXPENSES	140,349	101,662	38,409	—
NET INVESTMENT INCOME	292,590	263,810	244,368	116,983
NET REALIZED GAIN (LOSS) FROM:
Investment transactions	20,420	(4,568)	(87,091)	29,345
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
Investments	(328,820)	(937,252)	(232,071)	(104,808)
NET REALIZED AND UNREALIZED LOSS	(308,400)	(941,820)	(319,162)	(75,463)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(15,810)	$(678,010)	$(74,794)	$41,520

Please see accompanying notes to financial statements.

Statements of Operations

For the Six Month Period Ended July 31, 2015 (unaudited)

	TDAM 5- to 10-Year Corporate Bond Portfolio	Epoch U.S. Equity Shareholder Yield Fund	Epoch U.S. Large Cap Core Equity Fund	Epoch Global Equity Shareholder Yield Fund
INVESTMENT INCOME
Interest Income	$218,896	$—	$—	$—
Dividend Income (net of withholding tax of $0, $715, $9 and $12,349)	—	89,748	51,372	210,571
	218,896	89,748	51,372	210,571
EXPENSES
Directors’ fees (Note 4)	12,043	12,043	12,043	12,042
Investment management fees (Note 3)	—	16,520	16,738	35,404
Administration fees (Note 3)	—	1,271	1,288	2,213
Distribution fees – Advisor Class (Note 3)	—	170	191	159
Professional fees	28,829	27,519	27,569	28,099
Transfer agent fees	28,512	30,549	30,552	31,832
Registration fees	6,227	9,026	9,028	9,039
Custody fees	4,645	3,283	2,450	27,483
Shareholder reports and mailing	4,122	3,564	3,566	3,627
Pricing fees	2,598	373	217	3,229
Other expenses	3,788	3,842	3,886	6,894
TOTAL EXPENSES	90,764	108,160	107,528	160,021
Less:
Waiver of investment manager fees/reimbursed expenses (Note 3)	(90,764)	(86,383)	(85,445)	(113,394)
Waiver of distribution fees – Advisor Class (Note 3)	—	(170)	(191)	(159)
Waiver of administration fees (Note 3)	—	(1,271)	(1,288)	(2,213)
NET EXPENSES	—	20,336	20,604	44,255
NET INVESTMENT INCOME	218,896	69,412	30,768	166,316
NET REALIZED GAIN (LOSS) FROM:
Investment transactions	178,766	994,949	1,373,791	713,267
Foreign currency	—	—	—	(1,735)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
Investments	(628,725)	(944,531)	(988,986)	(793,078)
Translation of other assets and liabilities denominated in foreign currencies	—	—	—	(178)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(449,959)	50,418	384,805	(81,724)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(231,063)	$119,830	$415,573	$84,592

Please see accompanying notes to financial statements.

Statements of Operations

For the Six Month Period Ended July 31, 2015 (unaudited)

	TDAM Global Low Volatility Equity Fund	Epoch Global All Cap Fund	TDAM Target Return Fund	Epoch U.S. Small- Mid Cap Equity Fund
INVESTMENT INCOME
Interest Income	$—	$—	$76,162	$—
Dividend Income (net of withholding tax of $20,822, $6,089, $2,817 and $2,603)	245,658	122,906	42,724	735,288
	245,658	122,906	118,886	735,288
EXPENSES
Investment management fees (Note 3)	49,393	42,496	17,096	410,131
Directors’ fees (Note 4)	12,042	12,043	12,043	12,043
Administration fees (Note 3)	3,528	2,656	1,554	25,634
Distribution fees – Advisor Class (Note 3)	152	160	305	156
Transfer agent fees	30,759	34,194	29,512	36,689
Professional fees	30,138	29,895	27,426	51,929
Registration fees	9,074	9,029	9,113	18,141
Pricing fees	7,303	2,496	4,579	302
Custody fees	6,241	4,193	2,656	5,881
Shareholder reports and mailing	3,572	3,756	3,503	3,571
Other expenses	6,982	6,962	3,467	4,241
TOTAL EXPENSES	159,184	147,880	111,254	568,718
Less:
Waiver of investment manager fees/reimbursed expenses (Note 3)	(92,002)	(91,938)	(87,637)	(30,084)
Waiver of distribution fees – Advisor Class (Note 3)	(152)	(160)	—	(156)
Waiver of administration fees (Note 3)	(3,528)	(2,656)	(1,554)	(25,634)
NET EXPENSES	63,502	53,126	22,063	512,844
NET INVESTMENT INCOME	182,156	69,780	96,823	222,444
NET REALIZED GAIN (LOSS) FROM:
Investment transactions	60,886	2,049,220	68,334	3,118,522
Forward foreign currency exchange contracts	249,369	—	31,432	—
Foreign currency	(2,080)	(2,308)	85,332	—
NET CHANGE IN UNREALIZED APPRECIATION/ (DEPRECIATION) ON:
Investments	(101,053)	(1,169,933)	(203,304)	3,095,925
Forward foreign currency exchange contracts	(76,880)	—	(14,516)	—
Translation of other assets and liabilities denominated in foreign currencies	(93)	61	(85,065)	—
NET REALIZED AND UNREALIZED GAIN (LOSS)	130,149	877,040	(117,787)	6,214,447
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$312,305	$946,820	$(20,964)	$6,436,891

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TDAM Short-Term Bond Fund		TDAM Core Bond Fund			TDAM High Yield Bond Fund
	Six Month Period ended July 31, 2015 (unaudited)	Year ended January 31, 2015	Six Month Period ended July 31, 2015 (unaudited)		Year ended January 31, 2015	Six Month Period ended July 31, 2015 (unaudited)		Year ended January 31, 2015
OPERATIONS:
Net investment income	$292,590	$503,156	$263,810		$207,275	$244,368		$493,635
Net realized gain (loss) from investment transactions	20,420	108,906	(4,568	)(1)	12,122	(87,091	)(1)	(14,736)
Net change in unrealized appreciation (depreciation) on investments	(328,820)	(24,369)	(937,252)		758,961	(232,071)		(102,735)
Net increase (decrease) in net assets from operations	(15,810)	587,693	(678,010)		978,358	(74,794)		376,164
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(308,400)	(576,415)	(292,902)		(234,241)	(241,434)		(484,280)
Advisor Class	(190)	(326)	(744)		(1,812)	(2,454)		(4,701)
Total dividends and distributions to shareholders	(308,590)	(576,741)	(293,646)		(236,053)	(243,888)		(488,981)
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	8,991,979	42,981,957	17,739,287		26,156,857	157,515		327,665
Shares issued in reinvestment of dividends	20,382	7,056	50,034		196,195	207,094		414,476
Payments for shares redeemed	(11,888,481)	(42,554,610)	(12,986,169	)(1)	(1,008,828)	(3,074,257	)(1)	(92,629)
Net increase (decrease) in net assets from Institutional Class shares	(2,876,120)	434,403	4,803,152		25,344,224	(2,709,648)		649,512
Advisor Class:
Proceeds from shares sold	—	—	300		—	—		—
Shares issued in reinvestment of dividends	162	277	634		1,539	2,086		3,998
Net increase in net assets from Advisor Class shares	162	277	934		1,539	2,086		3,998
Net increase (decrease) in net assets from capital share transactions	(2,875,958)	434,680	4,804,086		25,345,763	(2,707,562)		653,510
TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,200,358)	445,632	3,832,430		26,088,068	(3,026,244)		540,693
NET ASSETS:
Beginning of period	66,336,066	65,890,434	36,714,291		10,626,223	11,100,645		10,559,952
End of period	$63,135,708	$66,336,066	$40,546,721		$36,714,291	$8,074,401		$11,100,645
Undistributed (Distributions in excess of) net investment income, end of period	$(15,627)	$373	$(29,767)		$69	$(39)		$(519)
SHARE TRANSACTIONS:
Institutional Class:
Shares sold	881,130	4,201,578	1,749,027		2,582,191	15,898		32,529
Shares issued in reinvestment of dividends	1,996	690	4,962		19,710	21,063		41,372
Shares redeemed	(1,164,678)	(4,162,119)	(1,278,262)		(101,202)	(318,761)		(9,251)
Net increase (decrease) in Institutional Class shares	(281,552)	40,149	475,727		2,500,699	(281,800)		64,650
Advisor Class:
Shares sold	—	—	30		—	—		—
Shares issued in reinvestment of dividends	16	27	63		155	212		399
Net increase in Advisor Class shares	16	27	93		155	212		399
Net increase (decrease) in shares	(281,536)	40,176	475,820		2,500,854	(281,588)		65,049

(1)	Includes realized gain (loss) and shares redeemed as a result of in-kind transactions (see Note 8 in Notes to Financial Statements).

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TDAM 1- to 5-Year Corporate Bond Portfolio			TDAM 5- to 10-Year Corporate Bond Portfolio
	Six Month Period ended July 31, 2015 (unaudited)		Year ended January 31, 2015	Six Month Period ended July 31, 2015 (unaudited)		Year ended January 31, 2015
OPERATIONS:
Net investment income	$116,983		$139,388	$218,896		$212,347
Net realized gain from investment transactions	29,345	(1)	28,178	178,766	(1)	112,528
Net change in unrealized appreciation (depreciation) on investments	(104,808)		62,584	(628,725)		330,090
Net increase (decrease) in net assets from operations	41,520		230,150	(231,063)		654,965
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(118,090)		(139,660)	(218,829)		(212,460)
From net realized gains	—		(48,712)	—		(147,201)
Total dividends and distributions to shareholders	(118,090)		(188,372)	(218,829)		(359,661)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	13,975,324		18,275,399	12,901,721		14,408,968
Shares issued in reinvestment of dividends	31,611		72,052	33,947		95,730
Payments for shares redeemed	(7,539,088	)(1)	(8,534,296)	(6,777,308	)(1)	(7,553,880)
Net increase in net assets from capital share transactions	6,467,847		9,813,155	6,158,360		6,950,818
TOTAL INCREASE IN NET ASSETS	6,391,277		9,854,933	5,708,468		7,246,122
NET ASSETS:
Beginning of period	15,539,050		5,684,117	12,437,285		5,191,163
End of period	$21,930,327		$15,539,050	$18,145,753		$12,437,285
Distributions in excess of net investment income, end of period	$(3,581)		$(2,474)	$(6,560)		$(6,627)
SHARE TRANSACTIONS:
Shares sold	1,383,591		1,806,262	1,243,624		1,381,912
Shares issued in reinvestment of dividends	3,126		7,134	3,263		9,246
Shares redeemed	(743,884)		(842,641)	(645,717)		(722,034)
Net increase in shares	642,833		970,755	601,170		669,124

(1)	Includes realized gain (loss) and shares redeemed as a result of in-kind transactions (see Note 8 in Notes to Financial Statements).

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	Epoch U.S. Equity Shareholder Yield Fund			Epoch U.S. Large Cap Core Equity Fund			Epoch Global Equity Shareholder Yield Fund
	Six Month Period ended July 31, 2015 (unaudited)		Year ended January 31, 2015	Six Month Period ended July 31, 2015 (unaudited)		Year ended January 31, 2015	Six Month Period ended July 31, 2015 (unaudited)		Year ended January 31, 2015
OPERATIONS:
Net investment income	$69,412		$176,990	$30,768		$82,655	$166,316		$305,223
Net realized gain from investment transactions and foreign currency	994,949	(1)	120,435	1,373,791	(1)	284,073	711,532	(1)	291,839
Net change in unrealized appreciation (depreciation) on investments and translation of other assets and liabilities denominated in foreign currencies	(944,531)		673,616	(988,986)		602,898	(793,256)		11,628
Net increase in net assets from operations	119,830		971,041	415,573		969,626	84,592		608,690
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(70,379)		(163,258)	(30,012)		(81,428)	—		(265,781)
Advisor Class	(1,953)		(3,135)	(844)		(1,496)	—		(3,607)
From net realized gains
Institutional Class	(45,684)		(119,672)	(33,919)		(235,664)	(52,959)		(329,415)
Advisor Class	(865)		(2,190)	(685)		(4,269)	(563)		(4,504)
Total dividends and distributions to shareholders	(118,881)		(288,255)	(65,460)		(322,857)	(53,522)		(603,307)
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	575,670		769,486	84,963		644,225	1,813,136		6,779,466
Shares issued in reinvestment of dividends	83,999		249,642	51,907		289,977	52,457		561,167
Payments for shares redeemed	(4,764,761	)(1)	(50,355)	(4,911,163	)(1)	(780,723)	(7,033,515	)(1)	(1,602,651)
Net increase (decrease) in net assets from Institutional Class shares	(4,105,092)		968,773	(4,774,293)		153,479	(5,167,922)		5,737,982
Advisor Class:
Proceeds from shares sold	5,415		—	28,461		—	6,000		—
Shares issued in reinvestment of dividends	2,125		4,645	1,026		5,211	552		7,417
Net increase in net assets from Advisor Class shares	7,540		4,645	29,487		5,211	6,552		7,417
Net increase (decrease) in net assets from capital share transactions	(4,097,552)		973,418	(4,744,806)		158,690	(5,161,370)		5,745,399
TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,096,603)		1,656,204	(4,394,693)		805,459	(5,130,300)		5,750,782
NET ASSETS:
Beginning of period	7,399,180		5,742,976	7,559,532		6,754,073	11,771,154		6,020,372
End of period	$3,302,577		$7,399,180	$3,164,839		$7,559,532	$6,640,854		$11,771,154
Undistributed net investment income, end of period	$3,446		$6,366	$1,150		$1,238	$175,186		$8,870
SHARE TRANSACTIONS:
Institutional Class:
Shares sold	45,779		62,681	6,371		51,098	158,196		574,825
Shares issued in reinvestment of dividends	6,665		20,208	3,881		22,662	4,577		49,984
Shares redeemed	(374,416)		(4,017)	(365,245)		(62,341)	(610,814)		(136,027)
Net increase (decrease) in Institutional Class shares	(321,972)		78,872	(354,993)		11,419	(448,041)		488,782
Advisor Class:
Shares sold	422		—	2,147		—	531		—
Shares issued in reinvestment of dividends	170		376	77		407	48		661
Net increase in Advisor Class shares	592		376	2,224		407	579		661
Net increase (decrease) in shares	(321,380)		79,248	(352,769)		11,826	(447,462)		489,443

(1)	Includes realized gain (loss) and shares redeemed as a result of in-kind transactions (see Note 8 in Notes to Financial Statements).

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TDAM Global Low Volatility Equity Fund			Epoch Global All Cap Fund
	Six Month Period ended July 31, 2015 (unaudited)		Year ended January 31, 2015	Six Month Period ended July 31, 2015 (unaudited)		Year ended January 31, 2015
OPERATIONS:
Net investment income	$182,156		$290,526	$69,780		$187,648
Net realized gain from investment transactions, forward foreign currency exchange contracts and foreign currency	308,175	(1)	927,199	2,046,912	(1)	461,569
Net change in unrealized appreciation (depreciation) on investments, forward foreign currency exchange contracts and translation of other assets and liabilities denominated in foreign currencies	(178,026)		779,316	(1,169,872)		72,517
Net increase in net assets from operations	312,305		1,997,041	946,820		721,734
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	—		(615,573)	—		(180,749)
Advisor Class	—		(5,791)	—		(1,333)
From net realized gains
Institutional Class	—		(233,724)	(192,717)		(454,913)
Advisor Class	—		(2,201)	(1,535)		(3,356)
Total dividends and distributions to shareholders	—		(857,289)	(194,252)		(640,351)
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	3,277,459		834,868	104,501		4,078,884
Shares issued in reinvestment of dividends	—		761,244	192,717		593,693
Payments for shares redeemed	(5,376,826	)(1)	(184,535)	(13,508,453	)(1)	(485,993)
Net increase (decrease) in net assets from Institutional Class shares	(2,099,367)		1,411,577	(13,211,235)		4,186,584
Advisor Class:
Proceeds from shares sold	—		—	375		—
Shares issued in reinvestment of dividends	—		7,102	1,535		4,266
Net increase in net assets from Advisor Class shares	—		7,102	1,910		4,266
Net increase (decrease) in net assets from capital share transactions	(2,099,367)		1,418,679	(13,209,325)		4,190,850
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,787,062)		2,558,431	(12,456,757)		4,272,233
NET ASSETS:
Beginning of period	13,055,031		10,496,600	16,765,395		12,493,162
End of period	$11,267,969		$13,055,031	$4,308,638		$16,765,395
Undistributed net investment income, end of period	$645,100		$462,944	$72,674		$2,894
SHARE TRANSACTIONS:
Institutional Class:
Shares sold	289,053		76,208	8,591		344,665
Shares issued in reinvestment of dividends	—		69,463	15,822		51,330
Shares redeemed	(472,239)		(16,540)	(1,107,326)		(40,403)
Net increase (decrease) in Institutional Class shares	(183,186)		129,131	(1,082,913)		355,592
Advisor Class:
Shares sold	—		—	31		—
Shares issued in reinvestment of dividends	—		648	126		369
Net increase in Advisor Class shares	—		648	157		369
Net increase (decrease) in shares	(183,186)		129,779	(1,082,756)		355,961

(1)	Includes realized gain (loss) and shares redeemed as a result of in-kind transactions (see Note 8 in Notes to Financial Statements).

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TDAM Target Return Fund		Epoch U.S. Small-Mid Cap Equity Fund
	Six Month Period ended July 31, 2015 (unaudited)	Year ended January 31, 2015	Six Month Period ended July 31, 2015 (unaudited)		Year ended January 31, 2015
OPERATIONS:
Net investment income	$96,823	$125,651	$222,444		$22,204
Net realized gain from investment transactions, forward foreign currency exchange contracts and foreign currency	185,098	66,308	3,118,522	(1)	297,635
Net change in unrealized appreciation (depreciation) on investments, forward foreign currency exchange contracts and translation of other assets and liabilities denominated in foreign currencies	(302,885)	(139,568)	3,095,925		(979,205)
Net increase (decrease) in net assets from operations	(20,964)	52,391	6,436,891		(659,366)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(82,286)	(112,545)	(291,560)		(33,411)
Advisor Class	(3,012)	(4,279)	(341)		(556)
From net realized gains
Institutional Class	—	—	—		(318,719)
Advisor Class	—	—	—		(5,543)
Total dividends and distributions to shareholders	(85,298)	(116,824)	(291,901)		(358,229)
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	1,430,486	4,529,125	62,236,425		55,196,701
Shares issued in reinvestment of dividends	32,362	105,506	11,045		315,056
Payments for shares redeemed	(580,421)	(3,355,854)	(15,838,748	)(1)	(1,259,315)
Net increase in net assets from Institutional Class shares	882,427	1,278,777	46,408,722		54,252,442
Advisor Class:
Proceeds from shares sold	1,849	250,000	3,850		—
Shares issued in reinvestment of dividends	1,223	3,823	292		5,343
Payments for shares redeemed	—	(101,724)	(40)		—
Net increase in net assets from Advisor Class shares	3,072	152,099	4,102		5,343
Net increase in net assets from capital share transactions	885,499	1,430,876	46,412,824		54,257,785
TOTAL INCREASE IN NET ASSETS	779,237	1,366,443	52,557,814		53,240,190
NET ASSETS:
Beginning of period	5,642,804	4,276,361	59,333,992		6,093,802
End of period	$6,422,041	$5,642,804	$111,891,806		$59,333,992
Undistributed (Distributions in excess of) net investment income, end of period	$91,978	$80,453	$(60,074)		$9,383
SHARE TRANSACTIONS:
Institutional Class:
Shares sold	145,280	452,293	5,335,140		4,916,923
Shares issued in reinvestment of dividends	3,299	10,627	933		28,255
Shares redeemed	(59,134)	(333,698)	(1,326,546)		(110,661)
Net increase in Institutional Class shares	89,445	129,222	4,009,527		4,834,517
Advisor Class:
Shares sold	192	24,655	322		—
Shares issued in reinvestment of dividends	125	386	24		480
Shares redeemed	—	(10,183)	(3)		—
Net increase in Advisor Class shares	317	14,858	343		480
Net increase in shares	89,762	144,080	4,009,870		4,834,997

(1)	Includes realized gain (loss) and shares redeemed as a result of in-kind transactions (see Note 8 in Notes to Financial Statements).

Please see accompanying notes to financial statements.

Financial Highlights

For the six-month period ended July 31, 2015 (unaudited) and the year or period ended January 31 or October 31,
For a Share Outstanding Throughout the Period

	Institutional Class
	July 31, 2015	January 31, 2015	January 31, 2014ˆ	October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010
TDAM Short-Term Bond Fund
Net asset value, beginning of period	$10.24	$10.24	$10.22	$10.29	$10.24	$10.32	$10.25
Net investment income(1)	0.045	0.072	0.017	0.091	0.107	0.098	0.154
Net realized and unrealized gain (loss) on investments	(0.047)	0.011	0.025	(0.060)	0.073	(0.012)	0.144
Total from operations	(0.002)	0.083	0.042	0.031	0.180	0.086	0.298
Dividends from net investment income	(0.048)	(0.083)	(0.022)	(0.091)	(0.107)	(0.117)	(0.163)
Distributions from net realized gains	—	—	—	(0.011)	(0.023)	(0.049)	(0.065)
Total dividends and distributions	(0.048)	(0.083)	(0.022)	(0.102)	(0.130)	(0.166)	(0.228)
Net asset value, end of period	$10.19	$10.24	$10.24	$10.22	$10.29	$10.24	$10.32
Total investment return†	(0.02)%	0.81%	0.41%	0.31%	1.77%	0.85%	2.95%
Net assets end of period (000)	$63,095	$66,296	$65,850	$65,400	$69,734	$67,604	$75,200
Ratio of net expenses to average net assets	0.43%‡	0.43%	0.43%‡	0.43%	0.43%	0.43%	0.43%
Ratio of total expenses to average net assets	0.65%‡	0.68%	0.55%‡	0.52%	0.56%	0.48%	0.62%
Ratio of net investment income to average net assets	0.90%‡	0.70%	0.66%‡	0.55%	0.74%	0.96%	1.50%
Portfolio turnover rate	68%	120%	15%	111%	176%	75%	83%

	Advisor Class(2)
	July 31, 2015	January 31, 2015	January 31, 2014ˆ	October 31, 2013
TDAM Short-Term Bond Fund
Net asset value, beginning of period	$10.24	$10.24	$10.23	$10.24
Net investment income(1)	0.046	0.072	0.017	0.039
Net realized and unrealized gain (loss) on investments	(0.048)	0.011	0.015	(0.010)
Total from operations	(0.002)	0.083	0.032	0.029
Dividends from net investment income	(0.048)	(0.083)	(0.022)	(0.039)
Distributions from net realized gains	—	—	—	—
Total dividends and distributions	(0.048)	(0.083)	(0.022)	(0.039)
Net asset value, end of period	$10.19	$10.24	$10.24	$10.23
Total investment return†	(0.02)%	0.81%	0.31%	0.28%
Net assets end of period (000)	$40	$40	$40	$40
Ratio of net expenses to average net assets	0.43%‡	0.43%	0.43%‡	0.43%‡
Ratio of total expenses to average net assets	0.90%‡	0.93%	0.80%‡	0.66%‡
Ratio of net investment income to average net assets	0.90%‡	0.70%	0.66%‡	0.14%‡
Portfolio turnover rate	68%	120%	15%	111%

ˆ	For the three-month period ended January 31, 2014. Effective November 1, 2013, the TDAM Short-Term Bond Fund changed its fiscal year from October 31 to January 31.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period indicated.
(2)	Advisor Class shares commenced operations on May 30, 2013.

Amounts designated as “—” are $0.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the six-month period ended July 31, 2015 (unaudited) and the year or period ended January 31,
For a Share Outstanding Throughout the Period

	Institutional Class(2)
	July 31, 2015	January 31, 2015	January 31, 2014
TDAM Core Bond Fund
Net asset value, beginning of period	$10.24	$9.81	$10.00
Net investment income(1)	0.065	0.158	0.107
Net realized and unrealized gain (loss) on investments	(0.243)	0.450	(0.148)
Total from operations	(0.178)	0.608	(0.041)
Dividends from net investment income	(0.072)	(0.178)	(0.149)
Distributions from net realized gains	—	—	—
Total dividends and distributions	(0.072)	(0.178)	(0.149)
Net asset value, end of period	$9.99	$10.24	$9.81
Total investment return†	(1.74)%	6.26%	(0.40)%
Net assets end of period (000)	$40,443	$36,609	$10,527
Ratio of net expenses to average net assets	0.50%‡	0.50%	0.50%‡
Ratio of total expenses to average net assets	1.03%‡	2.12%	2.39%‡
Ratio of net investment income to average net assets	1.30%‡	1.58%	1.25%‡
Portfolio turnover rate	90%	62%	40%

	Advisor Class(3)
	July 31, 2015	January 31, 2015	January 31, 2014
TDAM Core Bond Fund
Net asset value, beginning of period	$10.24	$9.81	$10.00
Net investment income(1)	0.065	0.163	0.107
Net realized and unrealized gain (loss) on investments	(0.253)	0.445	(0.148)
Total from operations	(0.188)	0.608	(0.041)
Dividends from net investment income	(0.072)	(0.178)	(0.149)
Distributions from net realized gains	—	—	—
Total dividends and distributions	(0.072)	(0.178)	(0.149)
Net asset value, end of period	$9.98	$10.24	$9.81
Total investment return†	(1.84)%	6.26%	(0.40)%
Net assets end of period (000)	$104	$105	$99
Ratio of net expenses to average net assets	0.50%‡	0.50%	0.50%‡
Ratio of total expenses to average net assets	1.28%‡	2.37%	2.64%‡
Ratio of net investment income to average net assets	1.30%‡	1.64%	1.25%‡
Portfolio turnover rate	90%	62%	40%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period indicated.
(2)	Institutional Class shares commenced operations on March 21, 2013.
(3)	Advisor Class shares commenced operations on March 21, 2013.

Amounts designated as “—” are $0.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the six-month period ended July 31, 2015 (unaudited) and the year or period ended January 31,
For a Share Outstanding Throughout the Period

	Institutional Class(2)
	July 31, 2015	January 31, 2015	January 31, 2014
TDAM High Yield Bond Fund
Net asset value, beginning of period	$9.87	$9.97	$10.00
Net investment income(1)	0.218	0.451	0.397
Net realized and unrealized loss on investments	(0.281)	(0.105)	(0.027)
Total from operations	(0.063)	0.346	0.370
Dividends from net investment income	(0.227)	(0.446)	(0.400)
Distributions from net realized gains	—	—	—
Total dividends and distributions	(0.227)	(0.446)	(0.400)
Net asset value, end of period	$9.58	$9.87	$9.97
Total investment return†	(0.68)%	3.50%	3.81%
Net assets end of period (000)	$7,969	$10,995	$10,457
Ratio of net expenses to average net assets	0.70%‡	0.70%	0.70%‡
Ratio of total expenses to average net assets	2.40%‡	2.40%	2.45%‡
Ratio of net investment income to average net assets	4.45%‡	4.50%	4.61%‡
Portfolio turnover rate	25%	23%	17%

	Advisor Class(3)
	July 31, 2015	January 31, 2015	January 31, 2014
TDAM High Yield Bond Fund
Net asset value, beginning of period	$9.87	$9.97	$10.00
Net investment income(1)	0.218	0.451	0.397
Net realized and unrealized loss on investments	(0.281)	(0.105)	(0.027)
Total from operations	(0.063)	0.346	0.370
Dividends from net investment income	(0.227)	(0.446)	(0.400)
Distributions from net realized gains	—	—	—
Total dividends and distributions	(0.227)	(0.446)	(0.400)
Net asset value, end of period	$9.58	$9.87	$9.97
Total investment return†	(0.68)%	3.50%	3.81%
Net assets end of period (000)	$105	$106	$103
Ratio of net expenses to average net assets	0.70%‡	0.70%	0.70%‡
Ratio of total expenses to average net assets	2.66%‡	2.65%	2.70%‡
Ratio of net investment income to average net assets	4.45%‡	4.50%	4.61%‡
Portfolio turnover rate	25%	23%	17%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period indicated.
(2)	Institutional Class shares commenced operations on March 21, 2013.
(3)	Advisor Class shares commenced operations on March 21, 2013.

Amounts designated as “—” are $0.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the six-month period ended July 31, 2015 (unaudited) and the year or period ended January 31,
For a Share Outstanding Throughout the Period

	TDAM 1- to 5-Year Corporate Bond Portfolio(2)
	July 31, 2015	January 31, 2015	January 31, 2014
TDAM 1- to 5-Year Corporate Bond Portfolio
Net asset value, beginning of period	$10.13	$10.10	$10.00
Net investment income(1)	0.063	0.140	0.057
Net realized and unrealized gain (loss) on investments	(0.052)	0.060	0.115
Total from operations	0.011	0.200	0.172
Dividends from net investment income	(0.061)	(0.137)	(0.061)
Distributions from net realized gains	—	(0.033)	(0.011)
Total dividends and distributions	(0.061)	(0.170)	(0.072)
Net asset value, end of period	$10.08	$10.13	$10.10
Total investment return†	0.11%	2.00%	1.72%
Net assets end of period (000)	$21,930	$15,539	$5,684
Ratio of net expenses to average net assets	— %‡	—%	— %‡
Ratio of total expenses to average net assets	1.01%‡	1.76%	4.07%‡
Ratio of net investment income to average net assets	1.26%‡	1.38%	1.45%‡
Portfolio turnover rate	76%	70%	58%

	TDAM 5- to 10-Year Corporate Bond Portfolio(2)
	July 31, 2015	January 31, 2015	January 31, 2014
TDAM 5- to 10-Year Corporate Bond Portfolio
Net asset value, beginning of period	$10.57	$10.23	$10.00
Net investment income(1)	0.138	0.302	0.115
Net realized and unrealized gain (loss) on investments	(0.366)	0.472	0.297
Total from operations	(0.228)	0.774	0.412
Dividends from net investment income	(0.132)	(0.300)	(0.131)
Distributions from net realized gains	—	(0.134)	(0.051)
Total dividends and distributions	(0.132)	(0.434)	(0.182)
Net asset value, end of period	$10.21	$10.57	$10.23
Total investment return†	(2.17)%	7.73%	4.15%
Net assets end of period (000)	$18,146	$12,437	$5,191
Ratio of net expenses to average net assets	— %‡	—%	— %‡
Ratio of total expenses to average net assets	1.11%‡	2.37%	4.07%‡
Ratio of net investment income to average net assets	2.69%‡	2.91%	2.91%‡
Portfolio turnover rate	97%	72%	68%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period indicated.
(2)	Commenced operations on September 12, 2013.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the six-month period ended July 31, 2015 (unaudited) and the year or period ended January 31,
For a Share Outstanding Throughout the Period

	Institutional Class(2)
	July 31, 2015		January 31, 2015	January 31, 2014
Epoch U.S. Equity Shareholder Yield Fund
Net asset value, beginning of period	$12.59		$11.29	$10.00
Net investment income(1)	0.172		0.324	0.224
Net realized and unrealized gain (loss) on investments	(0.106	)(4)	1.493	1.285
Total from operations	0.066		1.817	1.509
Dividends from net investment income	(0.177)		(0.305)	(0.199)
Distributions from net realized gains	(0.079)		(0.212)	(0.020)
Total dividends and distributions	(0.256)		(0.517)	(0.219)
Net asset value, end of period	$12.40		$12.59	$11.29
Total investment return†	0.53%		16.25%	15.18%
Net assets end of period (000)	$3,165		$7,266	$5,628
Ratio of net expenses to average net assets	0.80	%‡	0.80%	0.80%‡
Ratio of total expenses to average net assets	4.23	%‡	3.50%	3.54%‡
Ratio of net investment income to average net assets	2.73	%‡	2.64%	2.37%‡
Portfolio turnover rate	15%		11%	9%

	Advisor Class(3)
	July 31, 2015		January 31, 2015	January 31, 2014
Epoch U.S. Equity Shareholder Yield Fund
Net asset value, beginning of period	$12.59		$11.29	$10.00
Net investment income(1)	0.171		0.324	0.224
Net realized and unrealized gain (loss) on investments	(0.115	)(4)	1.493	1.285
Total from operations	0.056		1.817	1.509
Dividends from net investment income	(0.177)		(0.305)	(0.199)
Distributions from net realized gains	(0.079)		(0.212)	(0.020)
Total dividends and distributions	(0.256)		(0.517)	(0.219)
Net asset value, end of period	$12.39		$12.59	$11.29
Total investment return†	0.45%		16.25%	15.18%
Net assets end of period (000)	$138		$133	$115
Ratio of net expenses to average net assets	0.80	%‡	0.80%	0.80%‡
Ratio of total expenses to average net assets	5.10	%‡(5)	3.74%	3.79%‡
Ratio of net investment income to average net assets	2.73	%‡	2.64%	2.37%‡
Portfolio turnover rate	15%		11%	9%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period indicated.
(2)	Institutional Class shares commenced operations on March 21, 2013.
(3)	Advisor Class shares commenced operations on March 21, 2013.
(4)	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.
(5)	The higher expense ratio shown is primarily due to large redemptions within the Fund during the period that resulted in an increase in gross fees allocated to the Advisor Class, which were then waived by the Investment Manager.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the six-month period ended July 31, 2015 (unaudited) and the year or period ended January 31,
For a Share Outstanding Throughout the Period

	Institutional Class(2)
	July 31, 2015	January 31, 2015	January 31, 2014
Epoch U.S. Large Cap Core Equity Fund
Net asset value, beginning of period	$12.78	$11.65	$10.00
Net investment income(1)	0.079	0.146	0.097
Net realized and unrealized gain on investments	0.532	1.550	1.677
Total from operations	0.611	1.696	1.774
Dividends from net investment income	(0.073)	(0.146)	(0.094)
Distributions from net realized gains	(0.058)	(0.420)	(0.030)
Total dividends and distributions	(0.131)	(0.566)	(0.124)
Net asset value, end of period	$13.26	$12.78	$11.65
Total investment return†	4.78%	14.60%	17.77%
Net assets end of period (000)	$2,996	$7,425	$6,636
Ratio of net expenses to average net assets	0.80%‡	0.80%	0.80%‡
Ratio of total expenses to average net assets	4.14%‡	3.22%	3.50%‡
Ratio of net investment income to average net assets	1.20%‡	1.15%	1.00%‡
Portfolio turnover rate	18%	19%	9%

	Advisor Class(3)
	July 31, 2015		January 31, 2015	January 31, 2014
Epoch U.S. Large Cap Core Equity Fund
Net asset value, beginning of period	$12.78		$11.65	$10.00
Net investment income(1)	0.072		0.146	0.098
Net realized and unrealized gain on investments	0.539		1.550	1.676
Total from operations	0.611		1.696	1.774
Dividends from net investment income	(0.073)		(0.146)	(0.094)
Distributions from net realized gains	(0.058)		(0.420)	(0.030)
Total dividends and distributions	(0.131)		(0.566)	(0.124)
Net asset value, end of period	$13.26		$12.78	$11.65
Total investment return†	4.78%		14.60%	17.77%
Net assets end of period (000)	$169		$134	$118
Ratio of net expenses to average net assets	0.80	%‡	0.80%	0.80%‡
Ratio of total expenses to average net assets	5.24	%‡(4)	3.47%	3.77%‡
Ratio of net investment income to average net assets	1.09	%‡	1.15%	1.01%‡
Portfolio turnover rate	18%		19%	9%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period indicated.
(2)	Institutional Class shares commenced operations on March 21, 2013.
(3)	Advisor Class shares commenced operations on March 21, 2013.
(4)	The higher expense ratio shown is primarily due to large redemptions within the Fund during the period that resulted in an increase in gross fees allocated to the Advisor Class, which were then waived by the Investment Manager.

Amounts designated as “—” are $0.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the six-month period ended July 31, 2015 (unaudited) and the year or period ended January 31,
For a Share Outstanding Throughout the Period

	Institutional Class(2)
	July 31, 2015	January 31, 2015	January 31, 2014
Epoch Global Equity Shareholder Yield Fund
Net asset value, beginning of period	$11.35	$10.99	$10.00
Net investment income(1)	0.213	0.461	0.282
Net realized and unrealized gain (loss) on investments	(0.253)	0.678	1.024
Total from operations	(0.040)	1.139	1.306
Dividends from net investment income	—	(0.339)	(0.237)
Distributions from net realized gains	(0.050)	(0.440)	(0.079)
Total dividends and distributions	(0.050)	(0.779)	(0.316)
Net asset value, end of period	$11.26	$11.35	$10.99
Total investment return†	(0.36)%	10.57%	12.99%
Net assets end of period (000)	$6,512	$11,647	$5,908
Ratio of net expenses to average net assets	1.00%‡	1.00%	1.00%‡
Ratio of total expenses to average net assets	3.61%‡	3.61%	4.34%‡
Ratio of net investment income to average net assets	3.76%‡	3.89%	3.00%‡
Portfolio turnover rate	30%	37%	20%

	Advisor Class(3)
	July 31, 2015		January 31, 2015	January 31, 2014
Epoch Global Equity Shareholder Yield Fund
Net asset value, beginning of period	$11.35		$10.99	$10.00
Net investment income(1)	0.222		0.495	0.283
Net realized and unrealized gain (loss) on investments	(0.262)		0.644	1.023
Total from operations	(0.040)		1.139	1.306
Dividends from net investment income	—		(0.339)	(0.237)
Distributions from net realized gains	(0.050)		(0.440)	(0.079)
Total dividends and distributions	(0.050)		(0.779)	(0.316)
Net asset value, end of period	$11.26		$11.35	$10.99
Total investment return†	(0.36)%		10.57%	12.99%
Net assets end of period (000)	$129		$124	$112
Ratio of net expenses to average net assets	1.00	%‡	1.00%	1.00%‡
Ratio of total expenses to average net assets	4.22	%‡(4)	3.85%	4.58%‡
Ratio of net investment income to average net assets	3.92	%‡	4.18%	3.01%‡
Portfolio turnover rate	30%		37%	20%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period indicated.
(2)	Institutional Class shares commenced operations on March 21, 2013.
(3)	Advisor Class shares commenced operations on March 21, 2013.
(4)	The higher expense ratio shown is primarily due to large redemptions within the Fund during the period that resulted in an increase in gross fees allocated to the Advisor Class, which were then waived by the Investment Manager.

Amounts designated as “—” are $0.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the six-month period ended July 31, 2015 (unaudited) and the year or period ended January 31,
For a Share Outstanding Throughout the Period

	Institutional Class(2)
	July 31, 2015		January 31, 2015	January 31, 2014
TDAM Global Low Volatility Equity Fund
Net asset value, beginning of period	$11.12		$10.05	$10.00
Net investment income(1)	0.145		0.269	0.201
Net realized and unrealized gain on investments	0.105		1.575	0.073
Total from operations	0.250		1.844	0.274
Dividends from net investment income	—		(0.558)	(0.173)
Distributions from net realized gains	—		(0.216)	(0.051)
Total dividends and distributions	—		(0.774)	(0.224)
Net asset value, end of period	$11.37		$11.12	$10.05
Total investment return†	2.25%		18.57%	2.70%
Net assets end of period (000)	$11,145		$12,935	$10,394
Ratio of net expenses to average net assets	0.90	%‡	0.90%	0.90%‡
Ratio of total expenses to average net assets	2.25	%‡	2.50%	2.85%‡
Ratio of net investment income to average net assets	2.58	%‡	2.46%	2.28%‡
Portfolio turnover rate	39%		11%	11%

	Advisor Class(3)
	July 31, 2015		January 31, 2015	January 31, 2014
TDAM Global Low Volatility Equity Fund
Net asset value, beginning of period	$11.12		$10.05	$10.00
Net investment income(1)	0.146		0.271	0.202
Net realized and unrealized gain on investments	0.104		1.573	0.072
Total from operations	0.250		1.844	0.274
Dividends from net investment income	—		(0.558)	(0.173)
Distributions from net realized gains	—		(0.216)	(0.051)
Total dividends and distributions	—		(0.774)	(0.224)
Net asset value, end of period	$11.37		$11.12	$10.05
Total investment return†	2.25%		18.57%	2.70%
Net assets end of period (000)	$123		$120	$102
Ratio of net expenses to average net assets	0.90	%‡	0.90%	0.90%‡
Ratio of total expenses to average net assets	2.52	%‡	2.75%	3.09%‡
Ratio of net investment income to average net assets	2.60	%‡	2.47%	2.28%‡
Portfolio turnover rate	39%		11%	11%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period indicated.
(2)	Institutional Class shares commenced operations on March 21, 2013.
(3)	Advisor Class shares commenced operations on March 21, 2013.

Amounts designated as “—” are $0.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the six-month period ended July 31, 2015 (unaudited) and the year or period ended January 31,
For a Share Outstanding Throughout the Period

	Institutional Class(2)
	July 31, 2015	January 31, 2015	January 31, 2014
Epoch Global All Cap Fund
Net asset value, beginning of period	$11.65	$11.54	$10.00
Net investment income(1)	0.079	0.147	0.086
Net realized and unrealized gain on investments	0.527	0.422	1.648
Total from operations	0.606	0.569	1.734
Dividends from net investment income	—	(0.128)	(0.076)
Distributions from net realized gains	(0.146)	(0.331)	(0.118)
Total dividends and distributions	(0.146)	(0.459)	(0.194)
Net asset value, end of period	$12.11	$11.65	$11.54
Total investment return†	5.19%	4.99%	17.31%
Net assets end of period (000)	$4,180	$16,643	$12,376
Ratio of net expenses to average net assets	1.00%‡	1.00%	1.00%‡
Ratio of total expenses to average net assets	2.77%‡	2.18%	2.66%‡
Ratio of net investment income to average net assets	1.31%‡	1.23%	0.90%‡
Portfolio turnover rate	16%	73%	56%

	Advisor Class(3)
	July 31, 2015		January 31, 2015	January 31, 2014
Epoch Global All Cap Fund
Net asset value, beginning of period	$11.65		$11.54	$10.00
Net investment income(1)	0.081		0.161	0.086
Net realized and unrealized gain on investments	0.515		0.408	1.648
Total from operations	0.596		0.569	1.734
Dividends from net investment income	—		(0.128)	(0.076)
Distributions from net realized gains	(0.146)		(0.331)	(0.118)
Total dividends and distributions	(0.146)		(0.459)	(0.194)
Net asset value, end of period	$12.10		$11.65	$11.54
Total investment return†	5.11%		4.99%	17.31%
Net assets end of period (000)	$129		$122	$117
Ratio of net expenses to average net assets	1.00	%‡	1.00%	1.00%‡
Ratio of total expenses to average net assets	3.61	%‡(4)	2.44%	2.91%‡
Ratio of net investment income to average net assets	1.34	%‡	1.35%	0.90%‡
Portfolio turnover rate	16%		73%	56%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period indicated.
(2)	Institutional Class shares commenced operations on March 21, 2013.
(3)	Advisor Class shares commenced operations on March 21, 2013.
(4)	The higher expense ratio shown is primarily due to large redemptions within the Fund during the period that resulted in an increase in gross fees allocated to the Advisor Class, which were then waived by the Investment Manager.

Amounts designated as “—” are $0.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the six-month period ended July 31, 2015 (unaudited) and the year or period ended January 31,
For a Share Outstanding Throughout the Period

	Institutional Class(2)
	July 31, 2015	January 31, 2015	January 31, 2014
TDAM Target Return Fund
Net asset value, beginning of period	$9.77	$9.86	$10.00
Net investment income(1)	0.149	0.254	0.131
Net realized and unrealized loss on investments	(0.166)	(0.114)	(0.161)
Total from operations	(0.017)	0.140	(0.030)
Dividends from net investment income	(0.133)	(0.230)	(0.110)
Distributions from net realized gains	—	—	—
Total dividends and distributions	(0.133)	(0.230)	(0.110)
Net asset value, end of period	$9.62	$9.77	$9.86
Total investment return†	(0.18)%	1.40%	(0.29)%
Net assets end of period (000)	$6,179	$5,399	$4,177
Ratio of net expenses to average net assets	0.70%‡	0.70%	0.70%‡
Ratio of total expenses to average net assets	3.57%‡	4.33%	5.45%‡
Ratio of net investment income to average net assets	3.05%‡	2.54%	1.46%‡
Portfolio turnover rate	22%	25%	20%

	Advisor Class(3)
	July 31, 2015	January 31, 2015	January 31, 2014
TDAM Target Return Fund
Net asset value, beginning of period	$9.77	$9.86	$10.00
Net investment income(1)	0.136	0.250	0.127
Net realized and unrealized loss on investments	(0.166)	(0.119)	(0.157)
Total from operations	(0.030)	0.131	(0.030)
Dividends from net investment income	(0.120)	(0.221)	(0.110)
Distributions from net realized gains	—	—	—
Total dividends and distributions	(0.120)	(0.221)	(0.110)
Net asset value, end of period	$9.62	$9.77	$9.86
Total investment return†	(0.31)%	1.31%	(0.29)%
Net assets end of period (000)	$243	$244	$100
Ratio of net expenses to average net assets	0.95%‡	0.86%	0.70%‡
Ratio of total expenses to average net assets	3.82%‡	4.64%	5.88%‡
Ratio of net investment income to average net assets	2.79%‡	2.50%	1.41%‡
Portfolio turnover rate	22%	25%	20%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period indicated.
(2)	Institutional Class shares commenced operations on March 21, 2013.
(3)	Advisor Class shares commenced operations on March 21, 2013.

Amounts designated as “—” are $0.

Please see accompanying notes to financial statements.

Financial Highlights (concluded)

For the six-month period ended July 31, 2015 (unaudited) and the year or period ended January 31,
For a Share Outstanding Throughout the Period

	Institutional Class(2)
	July 31, 2015	January 31, 2015	January 31, 2014
Epoch U.S. Small-Mid Cap Equity Fund
Net asset value, beginning of period	$11.02	$11.07	$10.00
Net investment income(1)	0.027	0.032	0.019
Net realized and unrealized gain on investments	0.895	0.522 (4)	1.141
Total from operations	0.922	0.554	1.160
Dividends from net investment income	(0.032)	(0.055)	(0.022)
Distributions from net realized gains	—	(0.549)	(0.068)
Total dividends and distributions	(0.032)	(0.604)	(0.090)
Net asset value, end of period	$11.91	$11.02	$11.07
Total investment return†	8.37%	4.96%	11.62%
Net assets end of period (000)	$111,762	$59,218	$5,982
Ratio of net expenses to average net assets	1.00%‡	1.00%	1.00%‡
Ratio of total expenses to average net assets	1.11%‡	3.13%	3.95%‡
Ratio of net investment income to average net assets	0.46%‡	0.28%	0.26%‡
Portfolio turnover rate	25%	29%	16%

	Advisor Class(3)
	July 31, 2015	January 31, 2015	January 31, 2014
Epoch U.S. Small-Mid Cap Equity Fund
Net asset value, beginning of period	$11.02	$11.07	$10.00
Net investment income(1)	0.028	0.049	0.019
Net realized and unrealized gain on investments	0.894	0.505 (4)	1.141
Total from operations	0.922	0.554	1.160
Dividends from net investment income	(0.032)	(0.055)	(0.022)
Distributions from net realized gains	—	(0.549)	(0.068)
Total dividends and distributions	(0.032)	(0.604)	(0.090)
Net asset value, end of period	$11.91	$11.02	$11.07
Total investment return†	8.37%	4.96%	11.62%
Net assets end of period (000)	$130	$116	$112
Ratio of net expenses to average net assets	1.00%‡	1.00%	1.00%‡
Ratio of total expenses to average net assets	1.36%‡	3.57%	4.22%‡
Ratio of net investment income to average net assets	0.48%‡	0.42%	0.26%‡
Portfolio turnover rate	25%	29%	16%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period indicated.
(2)	Institutional Class shares commenced operations on May 30, 2013.
(3)	Advisor Class shares commenced operations on May 30, 2013.
(4)	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.

Amounts designated as “—” are $0.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2015 (unaudited)

Note 1 — Organization

TD Asset Management USA Funds Inc. (the “Company”) was organized as a Maryland corporation on August 16, 1995. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Company are registered under the Securities Act of 1933, as amended. This shareholder report only applies to the following series of the Company: the TDAM Short-Term Bond Fund (the “Short-Term Bond Fund”), the TDAM Core Bond Fund (the “Core Bond Fund”), the TDAM High Yield Bond Fund (the “High Yield Bond Fund”), the TDAM 1- to 5-Year Corporate Bond Portfolio (the “1- to 5-Year Corporate Bond Portfolio”), the TDAM 5- to 10-Year Corporate Bond Portfolio (the “5- to 10-Year Corporate Bond Portfolio”), the Epoch U.S. Equity Shareholder Yield Fund (the “U.S. Equity Shareholder Yield Fund”) (formerly the “TDAM U.S. Equity Shareholder Yield Fund”), the Epoch U.S. Large Cap Core Equity Fund (the “U.S. Large Cap Core Equity Fund”) (formerly the “TDAM U.S. Large Cap Core Equity Fund”), the Epoch Global Equity Shareholder Yield Fund (the “Global Equity Shareholder Yield Fund”) (formerly the “TDAM Global Equity Shareholder Yield Fund”), the TDAM Global Low Volatility Equity Fund (the “Global Low Volatility Equity Fund”), the Epoch Global All Cap Fund (the “Global All Cap Fund”) (formerly the “TDAM Global All Cap Fund”), the TDAM Target Return Fund (the “Target Return Fund”) and the Epoch U.S. Small-Mid Cap Equity Fund (the “U.S. Small-Mid Cap Equity Fund”) (formerly the “TDAM U.S. Small-Mid Cap Equity Fund”) (each, a “Fund” and collectively, the “Funds”). Each Fund is “diversified” as that term is defined in the Act. The investment objective of the Short-Term Bond Fund is to provide a high level of income consistent with preservation of capital and liquidity. The investment objective of the Core Bond Fund is to provide current income. The investment objective of the High Yield Bond Fund is to provide high current income. The investment objective of the 1- to 5-Year Corporate Bond Portfolio is to provide current income. The investment objective of the 5- to 10-Year Corporate Bond Portfolio is to provide high current income. The investment objective of the U.S. Equity Shareholder Yield Fund is to provide income and moderate capital appreciation. The investment objective of the U.S. Large Cap Core Equity Fund is to provide long-term capital appreciation. The investment objective of the Global Equity Shareholder Yield Fund is to provide income and moderate capital appreciation. The investment objective of the Global Low Volatility Equity Fund is to provide long-term capital appreciation with less volatility than the broad global equity markets. The investment objective of the Global All Cap Fund is to provide long-term capital appreciation. The investment objective of the Target Return Fund is to achieve total return that exceeds the rate of return of the 1-month Treasury bill by 300 basis points (or 3%) on an annualized basis over a five year period regardless of market conditions. The investment objective of the U.S. Small-Mid Cap Equity Fund is to provide long-term capital appreciation.

Note 2 — Significant Accounting Policies

The Company has reviewed Financial Accounting Standards Board (“FASB”) ASC Topic 946, Financial Services —  Investment Companies Accounting Standards Codification (“ASC 946”), and concluded that the Funds meet the criteria of an “investment company,” and therefore, the Funds prepare their financial statements in accordance with investment company accounting as outlined in ASC 946. The following is a summary of the Company’s significant accounting policies:

Use of Estimates — The Funds’ financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — The net asset value (“NAV”) per share for each class of the Funds is computed by dividing the total current value of the assets of a Fund, less its liabilities, attributable to such class by the total number of shares outstanding for such class at the time of such computation. The Funds’ NAV per share is computed as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally at 4:00 p.m. (Eastern Time) on each Fund Business Day. A “Fund Business Day” is any day that a Fund is open for business. The Funds are generally open for business on each day the NYSE and Federal Reserve Bank of New York (the “Fed”) are open. In addition, each Fund may elect, in its discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2015 (unaudited)

The Company accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them on a pro-rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Securities Valuation — The Funds’ equity securities for which market quotations are readily available and reliable are valued at current market value. An equity security that is listed on a foreign or domestic exchange (except for securities traded on The Nasdaq Stock Market, Inc. (“NASDAQ”)), is valued at its last sale price (prior to the time as of which assets are valued) on the exchange where it is principally traded, or, if there is no such reported sale, at the mean of the last bid and asked prices. Equity securities listed on the NASDAQ will be valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, the security will be valued at the last sale price on the NASDAQ prior to the calculation of the Fund’s NAV or, if there is no sale price shown on the NASDAQ, at the mean of the last bid and asked price. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which would consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost if the Pricing Sub-Committee concludes that amortized cost approximates market value after taking into account various factors, including but not limited to, credit, liquidity, interest rate conditions and issuer-specific factors. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eight day forward rates provided by an independent source. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. When market quotations are not readily available or not reflective of fair value as determined in accordance with fair value procedures approved by the Board (“Fair Value Procedures”), securities and assets are valued at fair value as determined pursuant to the Fair Value Procedures. To the extent the Funds hold securities that are traded in foreign markets, the Funds may also determine when it is appropriate to apply fair valuation to such securities in accordance with the Fair Value Procedures.

The Funds use Interactive Data Pricing and Reference Data, Inc. (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Fair Value Procedures. The Fair Value Procedures establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Fair Value Procedures is exceeded on a specific day, the Funds value their non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

As of July 31, 2015, there were foreign securities valued in accordance with Fair Value Procedures described above.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1:	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2015 (unaudited)

Level 2:	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, fair valued foreign equities, etc.);
Level 3:	Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

For the period ended July 31, 2015, there have been no changes to the Funds’ fair valuation methodologies. For more details of the investment classification, reference the Schedules of Investments.

Repurchase Agreements — Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Company, the Funds’ investment manager (the “Investment Manager” or “Administrator”) (under procedures adopted by the Company’s Board of Directors), subject to the seller’s agreement to repurchase and the Funds’ agreement to resell such securities at a mutually agreed upon price. Collateral received for securities purchased subject to repurchase agreements is deposited with the Funds’ custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Foreign Currency Translation — Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — Each Fund may, but is not obligated to, enter into forward foreign currency exchange contracts (“forward contracts”) in order to protect against uncertainty in the level of future foreign exchange rates in the purchases and sale of securities. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although forward contracts are intended to minimize currency risk — the risk of loss due to a decline in the value of the hedged currencies — at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. As of July 31, 2015, the Global Low Volatility Equity Fund and the Target Return Fund held forward contracts. It is the Funds’ policy to present the gross unrealized appreciation and gross unrealized depreciation of the forward contracts separately on the Statements of Assets and Liabilities as the Funds do not have a

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2015 (unaudited)

master netting agreement with the counterparty to the forward contracts. For the period ended July 31, 2015, the realized gain (loss) and change in unrealized appreciation (depreciation) on forward contracts are disclosed on the Statement of Operations.

Investment Income — Interest income, including accretion and amortization of discounts and premiums, on securities is accrued as earned. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains (losses) on paydowns of mortgage backed and asset backed securities are recorded as an adjustment to interest income for financial reporting purposes.

Expense Offset Arrangement — The Funds have an arrangement with their custodian bank whereby the Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Funds are charged a fee (i.e. “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Funds include net earnings debits in custody fees and net earnings credits as an expense offset on the Statements of Operations. For the period ended July 31, 2015, there were no earnings credits.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared daily and paid monthly by the Short-Term Bond Fund; declared and paid monthly by each of the Core Bond Fund, the High Yield Bond Fund, the 1- to 5-Year Corporate Bond Portfolio and the 5- to 10-Year Corporate Bond Portfolio; declared and paid quarterly by each of the U.S. Equity Shareholder Yield Fund, the U.S. Large Cap Core Equity Fund, the Target Return Fund and the U.S. Small-Mid Cap Equity Fund; and declared and paid annually by each of the Global Equity Shareholder Yield Fund, the Global Low Volatility Equity Fund and the Global All Cap Fund. Net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

Note 3 —	Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of Investment Management Agreements with the Investment Manager, a wholly-owned subsidiary of The Toronto-Dominion Bank, which provide for the investment management services furnished to each Fund, each Fund pays the Investment Manager an annual investment management fee as a percentage of average daily net assets as shown below. The 1- to 5-Year Corporate Bond Portfolio and the 5- to 10-Year Corporate Bond Portfolio do not pay any investment management fee to the Investment Manager for its services.

The Investment Manager has contractually agreed to waive all fees and pay or reimburse all fees and expenses of each of the 1- to 5-Year Corporate Bond Portfolio and the 5- to 10-Year Corporate Bond Portfolio indefinitely, except acquired fund fees and expenses, interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses.

The Investment Manager has voluntarily agreed to waive fees or assume certain expenses of each class of the Short-Term Bond Fund, so that the annualized ratio of total operating expenses do not exceed the expense caps set out below for each class of each Fund (the “Voluntary Expense Limitations”). The Voluntary Expense Limitations may not apply to extraordinary expenses.

The Investment Manager has contractually agreed to limit the total operating expenses of each of the Core Bond Fund, the High Yield Bond Fund, the U.S. Equity Shareholder Yield Fund, the U.S. Large Cap Core Equity Fund, the Global Equity Shareholder Yield Fund, the Global Low Volatility Equity Fund, the Global All Cap Fund, the Target Return Fund and the U.S. Small-Mid Cap Equity Fund to the expense caps set out below for each class of each Fund (the “Contractual Expense

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2015 (unaudited)

Limitations”). This limit excludes certain expenses, including any acquired fund fees and expenses, interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses.

Fund	Management Fee	Expense Cap
		Institutional Class	Advisor Class	Expiration Date
Short-Term Bond Fund	0.25%	0.43%	0.68%	*
Core Bond Fund	0.40%	0.50%	0.75%	May 31, 2017
High Yield Bond Fund	0.55%	0.70%	0.95%	May 31, 2017
U.S. Equity Shareholder Yield Fund	0.65%	0.80%	1.05%	May 31, 2017
U.S. Large Cap Core Equity Fund	0.65%	0.80%	1.05%	May 31, 2017
Global Equity Shareholder Yield Fund	0.80%	1.00%	1.25%	May 31, 2017
Global Low Volatility Equity Fund	0.70%	0.90%	1.15%	May 31, 2017
Global All Cap Fund	0.80%	1.00%	1.25%	May 31, 2017
Target Return Fund	0.55%	0.70%	0.95%	May 31, 2017
U.S. Small-Mid Cap Equity Fund	0.80%	1.00%	1.25%	May 31, 2017

*	Expense cap is voluntary and may be reduced or eliminated at any time upon notifying investors.

The Investment Manager is entitled to recoup from each such Fund any waivers and/or reimbursements made pursuant to Voluntary Expense Limitations and Contractual Expense Limitations, provided that such recoupment must occur within two years after the end of the fiscal year during which fees were waived or expenses reimbursed and that such recoupment does not cause the Fund to exceed the applicable expense limitation that was in effect at the time the fees were waived or expenses reimbursed.

All fees are earned, waived and reimbursed at the class level of each Fund, with the exception of Investment Management and Administration fees which are earned, waived and reimbursed at the fund level of each Fund. As of July 31, 2015, fees which were previously waived and expenses reimbursed by the Investment Manager which may be subject to possible future reimbursement to the Investment Manager were as follows:

Fund	Expiration				Total Potential Recovery Amount
	10/31/15	1/31/16	1/31/17	1/31/18
Short-Term Bond Fund	$73,067	$20,748	$179,381	$70,791	$343,987
Core Bond Fund	—	164,181	212,679	108,737	485,597
High Yield Bond Fund	—	153,290	186,519	93,293	433,102
1- to 5-Year Corporate Bond Portfolio	—	—	—	—	—
5- to 10-Year Corporate Bond Portfolio	—	—	—	—	—
U.S. Equity Shareholder Yield Fund	—	130,173	180,996	87,654	398,823
U.S. Large Cap Core Equity Fund	—	135,788	174,342	86,733	396,863
Global Equity Shareholder Yield Fund	—	159,593	204,619	115,607	479,819
Global Low Volatility Equity Fund	—	173,092	188,745	95,530	457,367
Global All Cap Fund	—	162,080	178,845	94,594	435,519
Target Return Fund	—	140,638	180,056	89,191	409,885
U.S. Small-Mid Cap Equity Fund	—	109,693	169,419	55,718	334,830

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2015 (unaudited)

The Administrator has been retained under an Amended and Restated Administration Agreement to perform certain administrative services for each Fund. For its services, the Administrator is entitled to receive from each Fund, with the exception of the Short-Term Bond Fund, the 1- to 5-Year Corporate Bond Portfolio and the 5- to 10-Year Corporate Bond Portfolio, an annual fee, payable monthly, of 0.05% of each Fund’s average daily net assets. The Administrator does not receive a separate fee for administrative services with respect to each of the Short-Term Bond Fund, the 1- to 5-Year Corporate Bond Portfolio and the 5- to 10-Year Corporate Bond Portfolio. The Administrator has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) whereby Citi performs certain administrative services for the Funds. The Administrator pays Citi’s fees for providing these services. Administration fees were waived for the period ended July 31, 2015.

A Distribution and Services Plan pursuant to Rule 12b-1 under the Act (the “Rule 12b-1 Plan”) permits the Advisor Class of each of the Funds (other than the 1- to 5-Year Corporate Bond Portfolio and the 5- to 10-Year Corporate Bond Portfolio), to pay from its assets distribution fees at a rate not to exceed 0.25% of the annual average daily net assets of each such class. These distribution fees are computed and accrued daily and will be paid to one or more principal underwriters, broker-dealers, other financial intermediaries, financial institutions (which may include banks), and others that enter into distribution, underwriting, sub-distribution, selling or service agreements complying with Rule 12b-1 that have been approved by the Board of Directors. Distribution fees were waived for the period ended July 31, 2015 for all Funds other than the Target Return Fund for which fees were partially waived.

Epoch Investment Partners, Inc., an affiliate of the Investment Manager, serves as investment sub-adviser to each of the U.S. Equity Shareholder Yield Fund, the U.S. Large Cap Core Equity Fund, the Global Equity Shareholder Yield Fund, the Global All Cap Fund and the U.S. Small-Mid Cap Equity Fund. Sub-adviser fees are paid by the Investment Manager, not the Funds.

Note 4 — Directors’ Fees

Each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Company receives, in the aggregate:

1.	a base annual retainer of $65,000 payable quarterly;
2.	a meeting fee of $6,000 for each regular meeting attended in person;
3.	a meeting fee of $3,500 for each regular meeting attended by telephone;
4.	a committee meeting fee of $3,500 for any separately called meeting of any committee, in person or telephonic, taking place on days when there is no meeting of the full Board;
5.	a meeting fee of $6,000 for each special meeting attended in person;
6.	retainer for Independent Board Chair is $20,000 annually, payable quarterly; and
7.	retainer for Audit Committee Chair is $10,000 annually, payable quarterly.

Meeting fees are paid after services are rendered. The retainer fees are paid pro-rata on a quarterly basis.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2015 (unaudited)

Note 5 — Investment Transactions

The cost of security purchases and proceeds from the sale and maturities of securities, other than short-term investments, for the period ended July 31, 2015 were as follows:

	Short-Term Bond Fund	Core Bond Fund	High Yield Bond Fund
Purchases
U.S. Government	$29,498,518	$22,881,687	$—
Other	11,766,611	13,405,435	2,612,594
Sales and Maturities
U.S. Government	$32,729,212	$22,624,117	$—
Other	13,102,308	10,695,071	5,028,176

	1- to 5-Year Corporate Bond Portfolio	5- to 10-Year Corporate Bond Portfolio	U.S. Equity Shareholder Yield Fund
Purchases
U.S. Government	$5,789,013	$7,610,197	$—
Other	11,485,167	13,530,743	751,112
Sales and Maturities
U.S. Government	$5,911,099	$7,745,575	$—
Other	7,658,940	7,622,998	4,809,781

	U.S. Large Cap Core Equity Fund	Global Equity Shareholder Yield Fund	Global Low Volatility Equity Fund
Purchases
U.S. Government	$—	$—	$—
Other	894,555	2,635,074	5,260,620
Sales and Maturities
U.S. Government	$—	$—	$—
Other	5,480,341	7,505,014	6,955,454

	Global All Cap Fund	Target Return Fund	U.S. Small-Mid Cap Equity Fund
Purchases
U.S. Government	$—	$233,014	$—
Other	1,679,364	2,765,505	70,827,400
Sales and Maturities
U.S. Government	$—	$322,364	$—
Other	13,893,815	898,227	24,025,596

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2015 (unaudited)

Note 6 — Federal Income Taxes

Each of the Funds policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributed substantially all of its taxable net income, the Fund (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken on Federal and State income tax returns may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities for all open tax year (the current and prior 3 tax year ends, as applicable), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount and character of income and capital gain distributions, if any, to be paid, are determined in accordance with Federal income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2015 (unaudited)

The tax character of distributions declared to shareholders for the fiscal year ended January 31, 2015 and period ended January 31, 2014, for each Fund were as follows:

		Ordinary Income	Long-Term Capital Gain	Totals
Short-Term Bond Fund	2015	$576,741	$—	$576,741
	2014	140,396	—	140,396
Core Bond Fund	2015	236,053	—	236,053
	2014	152,317	—	152,317
High Yield Bond Fund	2015	488,981	—	488,981
	2014	408,928	—	408,928
1- to 5-Year Corporate Bond Portfolio	2015	182,818	5,554	188,372
	2014	37,415	—	37,415
5- to 10-Year Corporate Bond Portfolio	2015	327,162	32,499	359,661
	2014	91,856	—	91,856
U.S. Equity Shareholder Yield Fund	2015	243,996	44,259	288,255
	2014	109,988	—	109,988
U.S. Large Cap Core Equity Fund	2015	206,223	116,634	322,857
	2014	65,770	—	65,770
Global Equity Shareholder Yield Fund	2015	345,242	258,065	603,307
	2014	169,095	—	169,095
Global Low Volatility Equity Fund	2015	636,313	220,976	857,289
	2014	229,365	—	229,365
Global All Cap Fund	2015	382,794	257,557	640,351
	2014	204,993	—	204,993
Target Return Fund	2015	116,824	—	116,824
	2014	39,653	—	39,653
U.S. Small-Mid Cap Equity Fund	2015	296,537	61,692	358,229
	2014	48,188	—	48,188

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2015 (unaudited)

As of January 31, 2015, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Qualified late-year losses	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Short-Term Bond Fund	$53,692	$—	$(102,370)	$—	$610,642	$(47,342)	$514,622
Core Bond Fund	21,914	—	(119,310)	—	669,986	(18,915)	553,675
High Yield Bond Fund	40,618	—	(35,104)	(21,209)	(85,247)	(41,138)	(142,080)
1- to 5-Year Corporate Bond Portfolio	18,181	373	—	—	93,540	(18,395)	93,699
5- to 10-Year Corporate Bond Portfolio	24,957	4,030	—	—	406,923	(27,531)	408,379
U.S. Equity Shareholder Yield Fund	8,484	43,236	—	—	1,280,556	—	1,332,276
U.S. Large Cap Core Equity Fund	9,842	29,845	—	—	1,436,354	(2)	1,476,039
Global Equity Shareholder Yield Fund	11,668	51,951	—	—	419,112	128	482,859
Global Low Volatility Equity Fund	584,953	10,738	—	—	653,901	(68,703)	1,180,889
Global All Cap Fund	—	215,835	—	(2,759)	1,402,976	(4)	1,616,048
Target Return Fund	96,856	—	(8,560)	(9,111)	(169,926)	(15,097)	(105,838)
U.S. Small-Mid Cap Equity Fund	9,231	16,894	—	—	(503,760)	(3)	(477,638)

Qualified late-year losses comprised of post-October capital losses incurred after October 31, 2014, and certain late-year ordinary losses. Late-year ordinary losses represent ordinary losses incurred after December 31, 2014 and specified losses incurred after October 31, 2014. These losses are deemed to arise on the first day of the Fund’s next taxable year. For the year ended January 31, 2015, all the above listed qualified late-year losses are post-October capital losses, which the Funds deferred to February 1, 2015 for federal tax purposes.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these provisions are as follows:

	Short-Term Loss	Long-Term Loss
Short-Term Bond Fund	$102,370	$—
Core Bond Fund	91,136	28,174
High Yield Bond Fund	35,104	—
Target Return Fund	8,560	—

During the year ended January 31, 2015, the Short-Term Bond Fund and Target Return Fund utilized $16,245 and $3,574 of prior year capital loss carryforwards, respectively.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2015 (unaudited)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at July 31, 2015, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Short-Term Bond Fund	$61,948,595	$381,319	$(88,546)	$292,773
Core Bond Fund	40,675,800	113,853	(372,123)	(258,270)
High Yield Bond Fund	8,454,079	67,022	(384,340)	(317,318)
1- to 5-Year Corporate Bond Portfolio	23,514,251	33,507	(44,775)	(11,268)
5- to 10-Year Corporate Bond Portfolio	18,218,919	18,146	(239,470)	(221,324)
U.S. Equity Shareholder Yield Fund	2,865,613	426,818	(110,474)	316,344
U.S. Large Cap Core Equity Fund	2,630,570	505,300	(57,932)	447,368
Global Equity Shareholder Yield Fund	6,860,481	152,689	(511,814)	(359,125)
Global Low Volatility Equity Fund	10,575,595	1,072,117	(535,475)	536,642
Global All Cap Fund	3,948,842	420,398	(190,826)	229,572
Target Return Fund	6,626,632	77,073	(462,778)	(385,705)
U.S. Small-Mid Cap Equity Fund	107,065,481	7,063,799	(4,479,878)	2,583,921

Note 7 — Fund Investment Risks

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to changes in market conditions (income risk), interest rate changes and other factors (interest rate risk), the failure of the issuer of a security (e.g., a fixed income investment such as a bond or derivative involving a counterparty) to meet all its obligations (credit risk), or fluctuation in the stock markets in response to adverse economic, industry, political or regulatory developments (stock market risk). The impact of these risks will vary to the extent a Fund invests significantly in the types of instruments affected (e.g., equities or fixed income instruments).

Investments in foreign securities involve special risks, including the possibility of substantial volatility, limited liquidity and significant changes in value due to, among other things, exchange rate fluctuations. Investments in foreign securities involve country risk, which is the risk that the economy of a country (or region) will be damaged by political instability, financial problems or natural disasters.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as interest rate risk, market risk, credit risk and counterparty risk. A Fund is exposed to counterparty risk in cases where the Fund has only one counterparty for forward foreign currency exchange contracts. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2015 (unaudited)

Note 8 — In-Kind Transactions

During the period ended July 31, 2015, the Funds had redemptions in-kind of investment securities and cash. The securities were exchanged at their current fair value on the date of the transaction at the time of transfer. As a result of the redemption, the following shares of the Funds were redeemed for assets valued at:

	Date of Transfer	Shares Redeemed	Investment Securities	Cash	Income Receivable	Value	Realized Gain (Loss)
Core Bond Fund	04/16/15	9,799,705	$9,438,319	$704,079	$44,080	$10,186,478	$222,657
High Yield Bond Fund	07/20/15	2,538,000	2,518,078	441,190	40,732	3,000,000	(85,695)
1- to 5-Year Corporate Bond Portfolio	04/16/15	3,810,000	3,916,415	232,220	21,284	4,169,919	40,398
5- to 10-Year Corporate Bond Portfolio	04/16/15	4,906,000	5,139,704	249,064	37,927	5,426,695	184,946
U.S. Equity Shareholder Yield Fund	04/16/15	78,388	4,358,159	141,841	—	4,500,000	966,761
U.S. Large Cap Core Equity Fund	04/16/15	71,147	4,680,325	119,675	—	4,800,000	1,265,778
Global Equity Shareholder Yield Fund	04/16/15	227,265	6,043,727	140,261	—	6,183,988	675,423
Global Low Volatility Equity Fund	07/20/15	335,593	4,812,282	187,718	—	5,000,000	255,384
Global All Cap Fund	04/16/15	260,138	9,213,098	586,902	—	9,800,000	1,650,103
U.S. Small-Mid Cap Equity Fund	04/16/15	195,425	6,088,666	96,181	—	6,184,847	1,030,903

Note 9 — Subsequent Events

The Company has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments or additional disclosures were required to the financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Bond Fund • Schedule of Investments
July 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 57.9%**
CONSUMER DISCRETIONARY — 7.4%
Comcast
5.70%, 5/15/18	$330,000	$366,651
Daimler Finance North America LLC
1.65%, 5/18/18 (A)	500,000	498,500
1.38%, 8/1/17 (A)	350,000	348,906
Ford Motor Credit LLC
1.72%, 12/6/17	745,000	740,707
1.70%, 5/9/16	500,000	501,425
1.53%, 5/9/16	250,000	251,117
1.50%, 1/17/17	840,000	837,897
Time Warner Inc.
2.10%, 6/1/19	225,000	224,342
Volkswagen Group of America Finance LLC
1.65%, 5/22/18 (A)	250,000	248,936
1.60%, 11/20/17 (A)	665,000	665,745
		4,684,226
CONSUMER STAPLES — 3.1%
Anheuser-Busch InBev Finance
1.25%, 1/17/18	300,000	299,293
CVS Health
5.75%, 6/1/17	650,000	700,438
1.20%, 12/5/16	650,000	651,742
SABMiller Holdings
2.45%, 1/15/17 (A)	290,000	294,912
		1,946,385
ENERGY — 7.3%
Canadian Natural Resources
5.70%, 5/15/17	275,000	293,139
1.75%, 1/15/18	800,000	793,414
Chevron Corp.
1.37%, 3/2/18	300,000	299,627
Enterprise Products Operating LLC
1.65%, 5/7/18	300,000	299,070
Enterprise Products Partners
6.30%, 9/15/17	850,000	932,312
Exxon Mobil Corp.
1.31%, 3/6/18	250,000	250,295
Kinder Morgan Energy Partners
3.50%, 3/1/16	750,000	759,383
Phillips 66
2.95%, 5/1/17	500,000	512,271
Shell International Finance
0.90%, 11/15/16	145,000	145,184
Statoil
0.56%, 5/15/18	350,000	347,789
		4,632,484

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
FINANCIALS — 31.6%
Australia & New Zealand Banking Group NY
1.25%, 1/10/17	$350,000	$350,904
AvalonBay Communities, MTN
5.75%, 9/15/16†	95,000	99,723
Bank of America
3.88%, 3/22/17	455,000	471,486
2.00%, 1/11/18	350,000	351,185
1.13%, 11/14/16	675,000	675,283
0.55%, 10/14/16	450,000	447,630
Bank of Nova Scotia
2.55%, 1/12/17	500,000	510,074
2.15%, 8/3/16 (A)	540,000	547,387
BB&T, MTN
2.25%, 2/1/19	470,000	473,515
Berkshire Hathaway
2.10%, 8/14/19	300,000	302,570
Caisse Centrale Desjardins
0.96%, 1/29/18 (A)	200,000	200,790
Citigroup
2.40%, 2/18/20	150,000	149,033
1.70%, 7/25/16	560,000	562,912
1.55%, 8/14/17	525,000	523,539
Commonwealth Bank of Australia NY
2.25%, 3/13/19	155,000	156,238
1.40%, 9/8/17	410,000	410,861
Commonwealth Bank of Australia NY, MTN
2.30%, 3/12/20	150,000	149,941
ERP Operating
5.13%, 3/15/16†	820,000	839,554
General Electric Capital, MTN
1.60%, 11/20/17	750,000	755,303
1.25%, 5/15/17	400,000	401,081
Goldman Sachs Group Inc.
0.95%, 5/22/17	675,000	674,870
JPMorgan Chase & Co., MTN
1.70%, 3/1/18	250,000	249,472
JPMorgan Chase & Co.
6.00%, 10/1/17	1,125,000	1,223,556
3.15%, 7/5/16	480,000	489,129
1.25%, 1/23/20	200,000	201,326
Metropolitan Life Global Funding I
2.30%, 4/10/19 (A)	310,000	312,363
1.50%, 1/10/18 (A)	315,000	314,809
National Australia Bank, MTN
2.75%, 3/9/17	410,000	420,794
PNC Bank
1.50%, 2/23/18	100,000	99,613
1.13%, 1/27/17	1,115,000	1,114,056

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Bond Fund • Schedule of Investments
July 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
FINANCIALS (continued)
Royal Bank of Canada, MTN
2.15%, 3/15/19	$285,000	$287,404
2.15%, 3/6/20	150,000	150,465
1.45%, 9/9/16	850,000	856,117
Simon Property Group
2.20%, 2/1/19†	250,000	252,598
1.50%, 2/1/18† (A)	130,000	129,761
US Bancorp, MTN
1.65%, 5/15/17	415,000	419,483
US Bank
1.10%, 1/30/17	1,000,000	1,002,196
Ventas Realty
3.13%, 11/30/15†	370,000	372,481
2.00%, 2/15/18†	495,000	497,454
1.55%, 9/26/16†	275,000	275,969
Wells Fargo
6.00%, 11/15/17	200,000	219,535
Wells Fargo, MTN
2.60%, 7/22/20	125,000	125,631
1.25%, 7/20/16	705,000	708,163
0.92%, 4/23/18	1,000,000	1,001,834
Westpac Banking
2.45%, 11/28/16 (A)	180,000	183,410
		19,961,498
HEALTH CARE — 0.7%
Amgen
1.25%, 5/22/17	460,000	459,616

INDUSTRIALS — 0.7%
General Electric
5.25%, 12/6/17	410,000	445,761

TELECOMMUNICATION SERVICES — 5.3%
AT&T
2.45%, 6/30/20	450,000	442,636
1.60%, 2/15/17	250,000	250,763
1.40%, 12/1/17	525,000	521,351
Verizon Communications
2.04%, 9/14/18	750,000	773,329
2.00%, 11/1/16	915,000	923,068
0.68%, 6/9/17	400,000	398,291
		3,309,438

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
UTILITIES — 1.8%
Consolidated Edison of New York
5.30%, 12/1/16	$460,000	$483,240
Duke Energy Carolinas LLC
1.75%, 12/15/16	429,000	433,602
PacifiCorp
5.50%, 1/15/19	180,000	201,460
		1,118,302
TOTAL CORPORATE OBLIGATIONS		36,557,710
U.S. TREASURY OBLIGATIONS — 25.9%
U.S. Treasury Bond
0.77%, 8/15/17	2,500,000	2,464,185
0.53%, 2/15/17	3,700,000	3,667,625
U.S. Treasury Note
1.00%, 5/15/18	2,000,000	2,003,750
0.88%, 9/15/16 to 7/15/17	6,375,000	6,404,644
0.63%, 2/15/17	1,800,000	1,802,145
TOTAL U.S. TREASURY OBLIGATIONS		16,342,349
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 8.8%
FANNIE MAE
10.00%, 2/1/25	3,734	3,994
9.50%, 8/1/22	1,758	1,898
8.50%, 9/1/15	316	316
8.00%, 9/1/15 to 1/01/16	964	968
7.50%, 6/1/16 to 3/01/31	36,401	37,603
7.00%, 12/1/15 to 7/01/31	33,573	34,177
6.50%, 1/1/16 to 11/01/37	734,676	809,560
6.00%, 5/1/16 to 5/01/38	763,586	843,907
5.50%, 6/1/18 to 6/01/24	492,638	522,108
5.00%, 3/1/23	10,161	10,964
4.50%, 5/1/18 to 1/01/19	160,182	166,838
4.00%, 5/1/23	112,644	119,101
2.35%, 1/1/16	1,517	1,519
FREDDIE MAC
9.00%, 6/1/16 to 7/01/30	3,965	4,414
8.00%, 9/1/15 to 2/01/17	1,849	1,903
7.00%, 3/1/16 to 7/01/17	41,226	42,144
6.50%, 4/1/17 to 2/01/19	10,177	10,475
6.00%, 11/1/17 to 8/01/24	143,384	151,564
5.50%, 12/1/17 to 2/01/37	802,598	862,446
5.00%, 10/1/23	33,665	35,194
4.50%, 4/1/21 to 1/01/25	33,275	35,033
3.00%, 9/1/21	391,612	407,766

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Bond Fund • Schedule of Investments
July 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (continued)
GINNIE MAE
7.00%, 12/15/23 to 12/15/38	$356,317	$400,926
6.50%, 4/15/16 to 7/15/29	30,413	32,779
6.00%, 12/15/16 to 2/15/32	287,967	301,980
5.50%, 10/15/23	449,818	490,019
4.50%, 11/15/23 to 7/15/24	171,189	181,274
4.00%, 3/15/19	61,671	65,226
TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS		5,576,096
REGIONAL GOVERNMENT OBLIGATIONS — 3.4%
Province of Alberta Canada
1.00%, 6/21/17 (A)	350,000	350,683
Province of Ontario Canada
2.00%, 1/30/19	700,000	710,007
Province of Quebec Canada
4.63%, 5/14/18	1,000,000	1,092,260
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		2,152,950
MUNICIPAL OBLIGATION — 0.2%
City & County of Honolulu, Hawaii, GO
4.48%, 9/1/17	110,000	117,263
TOTAL MUNICIPAL OBLIGATIONS		117,263
REPURCHASE AGREEMENT — 2.4%
Counterparty: Bank of Nova Scotia 0.160% dated 07/31/15, due 08/3/15 in the amount of $1,495,020, fully collateralized by a $1,402,000 U.S. Treasury obligation, coupon 5.00%, maturity 02/13/17, value $1,525,843	1,495,000	1,495,000
TOTAL REPURCHASE AGREEMENT		1,495,000
TOTAL INVESTMENTS (Cost $61,948,595) — 98.6%		62,241,368
OTHER ASSETS AND LIABILITIES, NET — 1.4%		894,340
NET ASSETS — 100.0%		$63,135,708

**	More narrow industries are utilized for compliance purposes.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2015, these securities amounted to $4,096,202 or 6.5% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
†	Real Estate Investment Trust.

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

As of July 31, 2015, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2015, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Core Bond Fund • Schedule of Investments
July 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 44.3%
CONSUMER DISCRETIONARY — 4.4%
Comcast
5.70%, 5/15/18	$200,000	$222,213
Daimler Finance North America LLC
1.38%, 8/1/17 (A)	104,000	103,675
Ford Motor Credit LLC
4.38%, 8/6/23	72,000	74,311
2.38%, 1/16/18	360,000	362,711
1.72%, 12/6/17	280,000	278,387
1.50%, 1/17/17	180,000	179,549
Time Warner Inc.
2.10%, 6/1/19	175,000	174,488
Volkswagen Group of America Finance LLC
1.65%, 5/22/18 (A)	200,000	199,149
1.60%, 11/20/17 (A)	188,000	188,211
		1,782,694
CONSUMER STAPLES — 2.3%
Anheuser-Busch InBev Finance
2.63%, 1/17/23	100,000	95,602
1.25%, 1/17/18	176,000	175,585
CVS Health
5.75%, 6/1/17	139,000	149,786
3.38%, 8/12/24	125,000	123,162
2.75%, 12/1/22	164,000	158,402
Diageo Capital PLC
1.50%, 5/11/17	132,000	132,206
SABMiller Holdings
3.75%, 1/15/22 (A)	80,000	82,715
		917,458
ENERGY — 8.9%
Apache Corp.
3.63%, 2/1/21	150,000	154,658
Canadian Natural Resources
5.70%, 5/15/17	120,000	127,915
3.80%, 4/15/24	248,000	242,534
1.75%, 1/15/18	104,000	103,144
Chevron Corp.
1.37%, 3/2/18	100,000	99,876
ConocoPhillips Co.
3.35%, 11/15/24	252,000	248,559
Enterprise Products Operating LLC
3.75%, 2/15/25	150,000	147,034
3.35%, 3/15/23	76,000	74,143
2.55%, 10/15/19	88,000	88,232
1.65%, 5/7/18	500,000	498,449
Husky Energy Inc.
3.95%, 4/15/22	250,000	248,342
Kinder Morgan Energy Partners
3.50%, 3/1/16	228,000	230,852
2.65%, 2/1/19	60,000	59,071

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Occidental Petroleum
1.75%, 2/15/17	$240,000	$241,967
Phillips 66
4.30%, 4/1/22	80,000	84,286
2.95%, 5/1/17	212,000	217,203
Shell International Finance BV
2.13%, 5/11/20	225,000	224,786
Suncor Energy Inc.
3.60%, 12/1/24	185,000	183,155
TransCanada PipeLines
2.50%, 8/1/22	350,000	330,272
		3,604,478
FINANCIALS — 20.7%
AvalonBay Communities, MTN
2.85%, 3/15/23†	64,000	61,584
Bank of America
2.00%, 1/11/18	431,000	432,459
Bank of America, MTN
4.10%, 7/24/23	180,000	186,047
3.30%, 1/11/23	100,000	98,575
Bank of Montreal, MTN
1.40%, 9/11/17	104,000	104,036
Bank of Nova Scotia
2.80%, 7/21/21	148,000	148,871
BB&T, MTN
1.60%, 8/15/17	88,000	88,324
Berkshire Hathaway
2.10%, 8/14/19	100,000	100,857
Branch Banking & Trust
2.85%, 4/1/21	224,000	227,189
Caisse Centrale Desjardins
0.96%, 1/29/18 (A)	200,000	200,790
Citigroup
3.75%, 6/16/24	192,000	192,569
2.40%, 2/18/20	399,000	396,426
1.55%, 8/14/17	200,000	199,444
Commonwealth Bank of Australia NY
2.25%, 3/13/19	208,000	209,662
1.40%, 9/8/17	80,000	80,168
Commonwealth Bank of Australia NY, MTN
2.30%, 3/12/20	200,000	199,921
ERP Operating
5.13%, 3/15/16†	48,000	49,145
4.63%, 12/15/21†	148,000	161,494
3.38%, 6/1/25†	600,000	592,142
General Electric Capital
2.10%, 12/11/19	80,000	80,658
General Electric Capital, MTN
5.50%, 1/8/20	80,000	90,740
1.60%, 11/20/17	264,000	265,866
Goldman Sachs Group Inc.
0.95%, 5/22/17	200,000	199,961

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Core Bond Fund • Schedule of Investments
July 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
FINANCIALS (continued)
JPMorgan Chase & Co.
6.00%, 10/1/17	$275,000	$299,091
3.90%, 7/15/25	100,000	101,725
3.20%, 1/25/23	180,000	178,617
1.80%, 1/25/18	256,000	256,459
1.25%, 1/23/20	100,000	100,663
Metropolitan Life Global Funding I
2.30%, 4/10/19 (A)	236,000	237,799
PNC Bank
2.95%, 2/23/25	60,000	58,032
2.25%, 7/2/19	140,000	140,424
1.50%, 2/23/18	199,000	198,230
PNC Bank, MTN
3.25%, 6/1/25	100,000	97,596
Royal Bank of Canada, MTN
2.15%, 3/15/19	124,000	125,046
2.15%, 3/6/20	160,000	160,496
1.45%, 9/9/16	106,000	106,763
Simon Property Group
1.50%, 2/1/18† (A)	172,000	171,684
US Bancorp, MTN
1.95%, 11/15/18	128,000	129,209
Ventas Realty
3.25%, 8/15/22†	152,000	147,791
2.00%, 2/15/18†	164,000	164,813
1.55%, 9/26/16†	212,000	212,747
Wells Fargo
1.50%, 1/16/18	276,000	276,159
Wells Fargo, MTN
4.10%, 6/3/26	240,000	241,334
3.45%, 2/13/23	415,000	413,924
2.60%, 7/22/20	100,000	100,505
0.92%, 4/23/18	88,000	88,161
		8,374,196
HEALTH CARE — 0.2%
Amgen
1.25%, 5/22/17	88,000	87,926
INDUSTRIALS — 2.6%
Burlington Northern Santa Fe
5.75%, 3/15/18	160,000	176,974
General Electric Capital, MTN
2.20%, 1/9/20	250,000	250,290
0.66%, 5/5/26	310,000	292,252
Lockheed Martin
3.35%, 9/15/21	80,000	82,377
Raytheon
3.13%, 10/15/20	228,000	236,736
		1,038,629
INFORMATION TECHNOLOGY — 1.0%
Apple
2.85%, 5/6/21	204,000	206,955

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Oracle
2.50%, 5/15/22	$100,000	$97,179
1.20%, 10/15/17	120,000	119,868
		424,002
TELECOMMUNICATION SERVICES — 3.4%
AT&T
2.45%, 6/30/20	325,000	319,682
1.40%, 12/1/17	252,000	250,249
Verizon Communications
5.15%, 9/15/23	92,000	101,257
3.65%, 9/14/18	144,000	151,370
2.45%, 11/1/22	260,000	247,867
2.04%, 9/14/18	200,000	206,221
0.68%, 6/9/17	120,000	119,487
		1,396,133
UTILITIES — 0.8%
Consolidated Edison Co. of New York Inc.
3.30%, 12/1/24	120,000	121,095
PacifiCorp
5.50%, 1/15/19	188,000	210,413
		331,508
TOTAL CORPORATE OBLIGATIONS		17,957,024
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 19.9%
FANNIE MAE — 14.4%
6.00%, 10/1/38	60,091	68,729
5.50%, 2/1/38	53,031	59,462
5.00%, 6/1/40	268,582	298,410
4.50%, 4/1/41 to 9/01/43	866,289	942,272
4.00%, 2/1/26 to 12/01/40	394,839	422,099
3.50%, 12/1/15 to 9/01/42	1,767,490	1,853,631
3.00%, 9/1/42 to 10/01/43	2,071,081	2,091,793
2.50%, 3/1/26	100,349	102,610
		5,839,006
FREDDIE MAC — 2.8%
5.00%, 8/1/35 to 4/01/40	698,430	773,102
4.00%, 6/1/25	134,609	143,440
3.50%, 1/1/41	193,848	201,374
		1,117,916
GINNIE MAE — 2.7%
5.50%, 4/15/35	84,491	95,972
4.50%, 10/15/40	69,722	75,754
3.50%, 12/15/40 to 8/15/42	877,550	920,572
		1,092,298
TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS		8,049,220

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Core Bond Fund • Schedule of Investments
July 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS — 17.6%
U.S. Treasury Bond
6.25%, 5/15/30	$80,000	$117,825
5.38%, 2/15/31	55,000	75,612
4.50%, 2/15/36 to 5/15/38	1,125,000	1,453,943
2.75%, 11/15/42	990,000	954,654
2.50%, 2/15/45	160,000	145,875
U.S. Treasury Note
2.75%, 2/15/24	125,000	131,094
1.75%, 5/15/23	440,000	430,237
1.50%, 1/31/22	417,000	407,031
1.25%, 2/29/20	875,000	866,182
1.00%, 12/15/17	595,000	597,742
0.88%, 12/31/16	930,000	935,086
U.S. Treasury STRIPS
2.04%, 2/15/35	531,000	301,860
1.45%, 5/15/20	800,000	739,325
TOTAL U.S. TREASURY OBLIGATIONS		7,156,466
REGISTERED INVESTMENT COMPANIES — 5.3%
iShares 10+ Year Credit Bond Fund ETF	2,475	143,599
iShares iBoxx $ Investment Grade Corporate Bond Fund ETF	1,385	161,145
iShares MBS ETF	16,687	1,825,558
TOTAL REGISTERED INVESTMENT COMPANIES		2,130,302
U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.1%
FANNIE MAE — 0.2%
6.63%, 11/15/30 (B)	51,000	73,423
FREDDIE MAC — 1.7%
6.25%, 7/15/32 (B)	493,000	694,963
TENNESSEE VALLEY AUTHORITY — 1.2%
3.50%, 12/15/42	500,000	481,792
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,250,178
REGIONAL GOVERNMENT OBLIGATIONS — 1.4%
Province of Alberta Canada
1.00%, 6/21/17 (A)	160,000	160,312
Province of Ontario Canada
2.45%, 6/29/22	120,000	120,970
Province of Quebec Canada
7.50%, 9/15/29	72,000	104,832
3.50%, 7/29/20	188,000	202,226
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		588,340

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REPURCHASE AGREEMENT — 8.1%
Counterparty: Bank of Nova Scotia 0.16% dated 07/31/15, due 08/3/15 in the amount of $3,286,044, fully collateralized by a U.S. Treasury obligation, coupon 5.00%, maturity 02/13/17, value $3,352,067	$3,286,000	$3,286,000
TOTAL REPURCHASE AGREEMENT		3,286,000
TOTAL INVESTMENTS (Cost $40,675,800) — 99.7%		40,417,530
OTHER ASSETS AND LIABILITIES, NET — 0.3%		129,191
NET ASSETS — 100.0%		$40,546,721
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2015, these securities amounted to $1,344,335 or 3.3% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
(B)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
†	Real Estate Investment Trust.

ETF — Exchange-Traded Fund

LLC — Limited Liability Company

MTN — Medium Term Note

STRIPS — Separately Traded Registered Interest and Principal Securities

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Core Bond Fund • Schedule of Investments
July 31, 2015 (unaudited)

The following is a list of the inputs used as of July 31, 2015, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Obligations	$—	$17,957,024	$—	$17,957,024
U.S. Government Mortgage Backed Obligations	—	8,049,220	—	8,049,220
U.S. Treasury Obligations	—	7,156,466	—	7,156,466
Registered Investment Companies	2,130,302	—	—	2,130,302
U.S. Government Agency Obligations	—	1,250,178	—	1,250,178
Regional Government Obligations	—	588,340	—	588,340
Repurchase Agreement	—	3,286,000	—	3,286,000
Total Investments in Securities	$2,130,302	$38,287,228	$—	$40,417,530

For the six month period ended July 31, 2015, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM High Yield Bond Fund • Schedule of Investments
July 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 100.8%**
CONSUMER DISCRETIONARY — 26.9%
American Greetings
7.38%, 12/1/21	$58,000	$60,900
Best Buy
5.50%, 3/15/21	150,000	156,037
CCO Holdings LLC
7.38%, 6/1/20	182,000	192,503
5.13%, 5/1/23 (A)	36,000	35,640
DISH DBS
7.88%, 9/1/19	51,000	57,056
4.63%, 7/15/17	73,000	74,916
Gannett
7.13%, 9/1/18	58,000	59,248
Goodyear Tire & Rubber
7.00%, 5/15/22	117,000	127,384
6.50%, 3/1/21	50,000	52,937
Jarden
7.50%, 5/1/17	153,000	166,579
L Brands
8.50%, 6/15/19	117,000	137,621
Lear
4.75%, 1/15/23	146,000	144,905
Levi Strauss
6.88%, 5/1/22	58,000	62,568
Mattamy Group Corp.
6.50%, 11/15/20 (A)	73,000	70,810
PVH
4.50%, 12/15/22	169,000	170,268
Shearers Foods
9.00%, 11/1/19 (A)	55,000	59,125
Sinclair Televison Group
5.38%, 4/1/21	188,000	191,290
Sirius XM Radio
5.25%, 8/15/22 (A)	29,000	30,486
4.63%, 5/15/23 (A)	73,000	70,263
4.25%, 5/15/20 (A)	113,000	112,576
TEGNA Inc.
4.88%, 9/15/21 (A)	50,000	50,125
WMG Acquisition
6.00%, 1/15/21 (A)	83,000	85,075
		2,168,312
CONSUMER STAPLES — 3.8%
Constellation Brands
7.25%, 5/15/17	88,000	95,480
3.75%, 5/1/21	109,000	108,972

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Smithfield Foods Inc.
5.88%, 8/1/21 (A)	$36,000	$37,575
Spectrum Brands
6.38%, 11/15/20	58,000	61,770
		303,797
ENERGY — 3.7%
CHC Helicopter
9.25%, 10/15/20	7,000	4,480
Chesapeake Energy Corp.
6.63%, 8/15/20	80,000	71,600
4.88%, 4/15/22	36,000	28,980
MEG Energy
6.50%, 3/15/21 (A)	40,000	37,380
Peabody Energy
6.50%, 9/15/20	55,000	16,225
6.25%, 11/15/21	73,000	20,622
6.00%, 11/15/18	131,000	47,815
Precision Drilling
6.50%, 12/15/21	73,000	69,168
		296,270
FINANCIALS — 9.5%
Ally Financial
7.50%, 9/15/20	58,000	67,796
6.25%, 12/1/17	58,000	62,060
3.75%, 11/18/19	91,000	90,545
CBRE Services
5.00%, 3/15/23	159,000	163,070
CIT Group
5.50%, 2/15/19 (A)	91,000	96,233
5.00%, 5/15/17	88,000	91,080
3.88%, 2/19/19	18,000	18,090
Denali Borrower
5.63%, 10/15/20 (A)	102,000	106,335
Iron Mountain
6.00%, 8/15/23†	73,000	75,920
		771,129
HEALTH CARE — 10.4%
CHS
5.13%, 8/15/18	146,000	149,650
5.13%, 8/1/21	25,000	25,937
HCA
6.50%, 2/15/20	219,000	244,869
Hologic
6.25%, 8/1/20	150,000	154,688
Kinetic Concepts
10.50%, 11/1/18	131,000	139,351

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM High Yield Bond Fund • Schedule of Investments
July 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
HEALTH CARE (continued)
Valeant Pharmaceuticals International
6.75%, 8/15/18 (A)	$91,000	$95,607
6.75%, 8/15/21 (A)	30,000	31,238
		841,340
INDUSTRIALS — 14.7%
ADT Corp.
2.25%, 7/15/17	18,000	17,932
AECOM
5.75%, 10/15/22 (A)	29,000	29,435
Bombardier
7.50%, 3/15/18 (A)	58,000	58,544
Case New Holland
7.88%, 12/1/17	58,000	63,945
Hertz
6.75%, 4/15/19	58,000	59,867
5.88%, 10/15/20	120,000	122,100
International Lease Finance
8.75%, 3/15/17	146,000	159,230
6.25%, 5/15/19	55,000	59,942
Manitowoc
8.50%, 11/1/20	58,000	60,972
Navistar International
8.25%, 11/1/21	58,000	54,775
Nielsen Co. Luxembourg SARL
5.50%, 10/1/21 (A)	22,000	22,495
Nielsen Finance LLC
5.00%, 4/15/22 (A)	91,000	90,204
4.50%, 10/1/20	73,000	74,460
RR Donnelley & Sons
7.88%, 3/15/21	123,000	138,990
6.50%, 11/15/23	36,000	37,170
Spirit Aerosystems
6.75%, 12/15/20	73,000	76,285
Terex
6.50%, 4/1/20	58,000	59,885
		1,186,231
INFORMATION TECHNOLOGY — 6.6%
Advanced Micro Devices
7.75%, 8/1/20	117,000	78,755
IAC/InterActive
4.75%, 12/15/22	146,000	141,620
Jabil Circuit
5.63%, 12/15/20	117,000	124,459
Micron Technology Inc.
5.25%, 8/1/23 (A)	166,000	159,775

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
SunGard Data Systems
7.38%, 11/15/18	$29,000	$29,928
		534,537
MATERIALS — 9.8%
AK Steel
7.63%, 5/15/20	88,000	62,700
Aleris International
7.63%, 2/15/18	58,000	58,500
Ashland
4.75%, 8/15/22	51,000	51,446
Ball
4.00%, 11/15/23	109,000	103,823
Celanese US Holdings LLC
4.63%, 11/15/22	55,000	54,038
First Quantum Minerals
7.00%, 2/15/21 (A)	50,000	38,125
6.75%, 2/15/20 (A)	50,000	38,500
HudBay Minerals
9.50%, 10/1/20	29,000	28,420
Lundin Mining Corp.
7.50%, 11/1/20 (A)	73,000	74,095
Resolute Forest Products
5.88%, 5/15/23	73,000	60,955
Steel Dynamics
6.13%, 8/15/19	140,000	147,000
United States Steel
7.38%, 4/1/20	73,000	70,810
		788,412
TELECOMMUNICATION SERVICES — 13.2%
CenturyLink
6.45%, 6/15/21	146,000	148,920
Frontier Communications
8.50%, 4/15/20	18,000	18,630
8.13%, 10/1/18	18,000	19,350
6.25%, 9/15/21	109,000	100,552
Intelsat Jackson Holdings
7.25%, 10/15/20	58,000	57,493
Sable International Finance
6.88%, 8/1/22 (A)	200,000	197,288
SBA Communications Corp.
4.88%, 7/15/22	128,000	126,080
SBA Telecommunications
5.75%, 7/15/20	30,000	31,350
Sprint Capital
6.90%, 5/1/19	36,000	35,280

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM High Yield Bond Fund • Schedule of Investments
July 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
TELECOMMUNICATION SERVICES (continued)
Sprint Corp.
7.88%, 9/15/23	$36,000	$34,515
Sprint Nextel
6.00%, 12/1/16	88,000	89,815
T-Mobile USA
6.73%, 4/28/22	36,000	38,160
6.63%, 11/15/20	88,000	91,520
6.25%, 4/1/21	73,000	76,468
		1,065,421
UTILITIES — 2.2%
Calpine
7.88%, 1/15/23 (A)	80,000	85,850
NRG Energy
7.63%, 1/15/18	88,000	95,462
		181,312
TOTAL CORPORATE OBLIGATIONS		8,136,761
TOTAL INVESTMENTS (Cost $8,454,079) — 100.8%		8,136,761
OTHER ASSETS AND LIABILITIES, NET — (0.8)%		(62,360)
NET ASSETS — 100.0%		$8,074,401
**	More narrow industries are utilized for compliance purposes.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2015, these securities amounted to $1,712,779 or 21.2% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
†	Real Estate Investment Trust.

LLC — Limited Liability Company

As of July 31, 2015, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six month period ended July 31, 2015, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM 1- to 5-Year Corporate Bond Portfolio • Schedule of Investments
July 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 84.8%**
CONSUMER DISCRETIONARY — 9.0%
Comcast
5.70%, 5/15/18	$124,000	$137,772
Daimler Finance North America LLC
1.65%, 5/18/18 (A)	500,000	498,501
1.38%, 8/1/17 (A)	52,000	51,837
Ford Motor Credit LLC
2.38%, 1/16/18	284,000	286,139
1.50%, 1/17/17	399,000	398,001
Time Warner Inc.
2.10%, 6/1/19	400,000	398,830
Volkswagen Group of America Finance LLC
1.65%, 5/22/18 (A)	100,000	99,574
1.60%, 11/20/17 (A)	100,000	100,112
		1,970,766
CONSUMER STAPLES — 5.0%
Anheuser-Busch InBev Finance
1.25%, 1/17/18	216,000	215,491
Anheuser-Busch InBev Worldwide
1.38%, 7/15/17	56,000	56,267
CVS Health
5.75%, 6/1/17	164,000	176,726
2.25%, 12/5/18	200,000	202,080
1.20%, 12/5/16	350,000	350,938
Diageo Capital PLC
1.50%, 5/11/17	104,000	104,163
		1,105,665
ENERGY — 16.4%
Apache Corp.
5.63%, 1/15/17	350,000	370,241
Canadian Natural Resources
5.70%, 5/15/17	240,000	255,831
1.75%, 1/15/18	227,000	225,131
Chevron
1.72%, 6/24/18	200,000	201,191
1.37%, 3/2/18	180,000	179,777
ConocoPhillips
1.05%, 12/15/17	256,000	254,045
Enterprise Products Operating LLC
6.50%, 1/31/19	40,000	45,322
2.55%, 10/15/19	90,000	90,237
1.65%, 5/7/18	325,000	323,992
Enterprise Products Partners
6.30%, 9/15/17	160,000	175,494
Exxon Mobil Corp.
1.31%, 3/6/18	130,000	130,153

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Kinder Morgan Energy Partners
5.95%, 2/15/18	$68,000	$73,737
3.50%, 3/1/16	168,000	170,102
2.65%, 2/1/19	48,000	47,257
Phillips 66
2.95%, 5/1/17	300,000	307,362
Shell International Finance BV
2.13%, 5/11/20	240,000	239,772
Statoil
3.13%, 8/17/17	120,000	124,399
1.95%, 11/8/18	176,000	177,245
0.56%, 5/15/18	200,000	198,737
		3,590,025
FINANCIALS — 39.6%
Australia & New Zealand Banking Group NY
1.25%, 1/10/17	150,000	150,387
AvalonBay Communities, MTN
5.75%, 9/15/16†	212,000	222,540
3.63%, 10/1/20†	275,000	287,039
Bank of America
3.88%, 3/22/17	158,000	163,725
2.00%, 1/11/18	110,000	110,372
Bank of America, MTN
2.60%, 1/15/19	315,000	318,804
2.25%, 4/21/20	200,000	197,041
Bank of Montreal, MTN
1.45%, 4/9/18	60,000	59,717
Bank of New York Mellon, MTN
2.10%, 1/15/19	88,000	88,136
BB&T, MTN
2.25%, 2/1/19	152,000	153,137
1.60%, 8/15/17	96,000	96,353
Berkshire Hathaway
2.10%, 8/14/19	408,000	411,495
Caisse Centrale Desjardins
0.96%, 1/29/18 (A)	400,000	401,579
Canadian Imperial Bank of Commerce
1.55%, 1/23/18	244,000	244,297
Citigroup
4.45%, 1/10/17	369,000	384,518
2.50%, 9/26/18	246,000	249,101
2.40%, 2/18/20	100,000	99,355
Commonwealth Bank of Australia NY
1.40%, 9/8/17	104,000	104,219
Commonwealth Bank of Australia NY, MTN
2.30%, 3/12/20	310,000	309,877

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM 1- to 5-Year Corporate Bond Portfolio • Schedule of Investments
July 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
FINANCIALS (continued)
ERP Operating
5.13%, 3/15/16†	$92,000	$94,194
General Electric Capital
2.10%, 12/11/19	400,000	403,288
General Electric Capital, MTN
1.60%, 11/20/17	172,000	173,216
Goldman Sachs Group Inc.
0.95%, 5/22/17	500,000	499,904
John Deere Capital, MTN
2.25%, 4/17/19	285,000	287,454
JPMorgan Chase & Co.
6.00%, 10/1/17	368,000	400,239
1.25%, 1/23/20	100,000	100,663
JPMorgan Chase & Co., MTN
1.70%, 3/1/18	150,000	149,683
Metropolitan Life Global Funding I
2.30%, 4/10/19 (A)	104,000	104,793
2.00%, 4/14/20 (A)	250,000	247,688
1.50%, 1/10/18 (A)	74,000	73,955
PNC Bank
2.25%, 7/2/19	324,000	324,982
1.50%, 2/23/18	40,000	39,845
Royal Bank of Canada, MTN
2.15%, 3/15/19	273,000	275,303
2.15%, 3/6/20	160,000	160,496
Simon Property Group
2.20%, 2/1/19†	116,000	117,206
US Bancorp, MTN
1.95%, 11/15/18	218,000	220,058
Ventas Realty
2.00%, 2/15/18†	124,000	124,615
1.55%, 9/26/16†	124,000	124,437
Wells Fargo
6.00%, 11/15/17	56,000	61,470
2.13%, 4/22/19	421,000	422,641
Wells Fargo, MTN
2.60%, 7/22/20	225,000	226,137
		8,683,959
HEALTH CARE — 1.1%
Amgen
1.25%, 5/22/17	245,000	244,795
INDUSTRIALS — 2.8%
Caterpillar
1.50%, 6/26/17	331,000	333,597
Eaton
1.50%, 11/2/17	96,000	95,764
General Electric
5.25%, 12/6/17	164,000	178,304
		607,665

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
INFORMATION TECHNOLOGY — 2.3%
Apple
2.10%, 5/6/19	$272,000	$275,169
Oracle
2.38%, 1/15/19	240,000	243,841
		519,010
MATERIALS — 0.9%
BHP Billiton
1.63%, 2/24/17	194,000	195,521
TELECOMMUNICATION SERVICES — 6.2%
AT&T
2.45%, 6/30/20	275,000	270,500
1.40%, 12/1/17	352,000	349,554
Verizon Communications
3.65%, 9/14/18	548,000	576,048
2.04%, 9/14/18	100,000	103,110
0.68%, 6/9/17	60,000	59,744
		1,358,956
UTILITIES — 1.5%
Consolidated Edison of New York
5.30%, 12/1/16	128,000	134,467
Duke Energy Carolinas LLC
1.75%, 12/15/16	80,000	80,858
PacifiCorp
5.50%, 1/15/19	100,000	111,922
		327,247
TOTAL CORPORATE OBLIGATIONS		18,603,609
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATION — 4.7%
FANNIE MAE — 4.7%
3.50%, 12/1/15 (B)	969,081	1,029,805
TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATION		1,029,805
REGIONAL GOVERNMENT OBLIGATIONS — 3.5%
Province of Alberta Canada
1.00%, 6/21/17 (A)	240,000	240,468
Province of Ontario Canada
4.40%, 4/14/20	140,000	155,909
1.65%, 9/27/19	266,000	264,908
Province of Quebec Canada
3.50%, 7/29/20	93,000	100,037
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		761,322

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM 1- to 5-Year Corporate Bond Portfolio • Schedule of Investments
July 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS — 3.4%
U.S. Treasury Bond
1.64%, 5/15/20	$100,000	$92,416
U.S. Treasury Note
1.88%, 6/30/20	440,000	446,737
0.88%, 12/31/16	200,000	201,094
TOTAL U.S. TREASURY OBLIGATIONS		740,247
REPURCHASE AGREEMENT — 10.8%
Counterparty: Bank of Nova Scotia 0.16% dated 7/31/15, due 08/3/15 in the amount of $2,368,032, fully collateralized by a $2,182,000 U.S. Treasury obligation, coupon 5.40%, maturity 11/24/17, value $2,415,946	2,368,000	2,368,000
TOTAL REPURCHASE AGREEMENT		2,368,000
TOTAL INVESTMENTS (Cost $23,514,251) — 107.2%		23,502,983
OTHER ASSETS AND LIABILITIES, NET — (7.2)%		(1,572,656)
NET ASSETS — 100.0%		$21,930,327
**	More narrow industries are utilized for compliance purposes.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2015, these securities amounted to $1,818,507 or 8.2% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
(B)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
†	Real Estate Investment Trust.

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

As of July 31, 2015, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six month period ended July 31, 2015, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM 5- to 10-Year Corporate Bond Portfolio • Schedule of Investments
July 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 86.0%**
CONSUMER DISCRETIONARY — 5.2%
Ford Motor Credit LLC
5.88%, 8/2/21	$456,000	$513,974
NBCUniversal Media LLC
4.38%, 4/1/21	227,000	245,864
Time Warner Inc.
3.40%, 6/15/22	180,000	179,615
		939,453
CONSUMER STAPLES — 5.8%
Anheuser-Busch InBev Finance
2.63%, 1/17/23	129,000	123,326
Anheuser-Busch InBev Worldwide Inc.
2.50%, 7/15/22	125,000	120,512
CVS Health
3.38%, 8/12/24	280,000	275,883
2.75%, 12/1/22	276,000	266,579
SABMiller Holdings
3.75%, 1/15/22 (A)	252,000	260,553
		1,046,853
ENERGY — 18.6%
Apache Corp.
3.63%, 2/1/21	175,000	180,435
Canadian Natural Resources
3.90%, 2/1/25	148,000	143,968
3.80%, 4/15/24	313,000	306,101
3.45%, 11/15/21	112,000	111,545
Chevron
2.36%, 12/5/22	313,000	299,488
ConocoPhillips Co.
3.35%, 11/15/24	234,000	230,805
Enterprise Products Operating LLC
3.75%, 2/15/25	215,000	210,749
3.35%, 3/15/23	202,000	197,063
Exxon Mobil
3.18%, 3/15/24	100,000	101,491
Husky Energy Inc.
3.95%, 4/15/22	150,000	149,005
Kinder Morgan Energy Partners
2.65%, 2/1/19	191,000	188,044
Phillips 66
4.30%, 4/1/22	255,000	268,661
Statoil
2.90%, 11/8/20	233,000	240,151
2.45%, 1/17/23	229,000	219,114
Suncor Energy Inc.
3.60%, 12/1/24	260,000	257,407
TransCanada PipeLines
2.50%, 8/1/22	295,000	278,372
		3,382,399

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
FINANCIALS — 30.3%
AvalonBay Communities, MTN
2.95%, 9/15/22†	$166,000	$162,702
2.85%, 3/15/23†	150,000	144,338
Bank of America, MTN
4.10%, 7/24/23	333,000	344,188
4.00%, 4/1/24	230,000	235,503
Bank of Nova Scotia
2.80%, 7/21/21	341,000	343,006
Berkshire Hathaway Finance
3.00%, 5/15/22	170,000	173,043
Branch Banking & Trust
2.85%, 4/1/21	161,000	163,292
Citigroup
3.75%, 6/16/24	437,000	438,295
Commonwealth Bank of Australia NY, MTN
2.30%, 3/12/20	91,000	90,964
ERP Operating
4.63%, 12/15/21†	112,000	122,212
3.38%, 6/1/25†	450,000	444,106
General Electric Capital
2.10%, 12/11/19	36,000	36,296
General Electric Capital, MTN
3.15%, 9/7/22	123,000	124,771
JPMorgan Chase & Co.
3.90%, 7/15/25	125,000	127,156
3.25%, 9/23/22	365,000	365,136
3.13%, 1/23/25	100,000	96,132
1.25%, 1/23/20	100,000	100,663
Metropolitan Life Global Funding I
3.00%, 1/10/23 (A)	232,000	228,316
PNC Bank
2.95%, 2/23/25	227,000	219,555
PNC Bank, MTN
3.25%, 6/1/25	175,000	170,793
PNC Funding
4.38%, 8/11/20	102,000	111,331
US Bancorp, MTN
4.13%, 5/24/21	135,000	146,572
US Bank
2.80%, 1/27/25	150,000	146,096
Ventas Realty
3.25%, 8/15/22†	214,000	208,075
Wells Fargo, MTN
3.45%, 2/13/23	510,000	508,678
3.00%, 2/19/25	135,000	129,881
2.60%, 7/22/20	125,000	125,631
		5,506,731
INDUSTRIALS — 8.9%
Burlington Northern Santa Fe LLC
3.05%, 9/1/22	130,000	128,826
3.00%, 3/15/23	94,000	91,919

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM 5- to 10-Year Corporate Bond Portfolio • Schedule of Investments
July 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
INDUSTRIALS (continued)
Canadian Pacific Railway
4.50%, 1/15/22	$69,000	$74,463
Caterpillar
3.90%, 5/27/21	232,000	248,887
General Electric Capital, MTN
3.10%, 1/9/23	181,000	181,785
0.66%, 5/5/26	225,000	212,118
Lockheed Martin
3.35%, 9/15/21	201,000	206,972
Norfolk Southern
3.85%, 1/15/24	146,000	150,420
Raytheon
3.13%, 10/15/20	105,000	109,023
2.50%, 12/15/22	219,000	215,322
		1,619,735
INFORMATION TECHNOLOGY — 5.0%
Apple
3.20%, 5/13/25	115,000	114,455
2.85%, 5/6/21	248,000	251,593
2.40%, 5/3/23	340,000	324,758
Cisco Systems
3.63%, 3/4/24	112,000	116,308
Oracle
2.50%, 5/15/22	100,000	97,179
		904,293
MATERIALS — 0.9%
BHP Billiton Finance USA
3.25%, 11/21/21	152,000	153,751
TELECOMMUNICATION SERVICES — 6.5%
AT&T
3.90%, 3/11/24	128,000	129,554
3.00%, 2/15/22	203,000	198,153
2.45%, 6/30/20	200,000	196,727
Verizon Communications
5.15%, 9/15/23	222,000	244,337
4.50%, 9/15/20	375,000	404,064
		1,172,835
UTILITIES — 4.8%
Consolidated Edison
4.45%, 6/15/20	87,000	95,466
3.30%, 12/1/24	134,000	135,223
Duke Energy Carolinas LLC
3.90%, 6/15/21	236,000	252,725
PacifiCorp
3.60%, 4/1/24	175,000	180,601
2.95%, 2/1/22	210,000	209,523
		873,538
TOTAL CORPORATE OBLIGATIONS		15,599,588

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REGIONAL GOVERNMENT OBLIGATIONS — 6.5%
Province of Ontario Canada
3.20%, 5/16/24	$225,000	$235,722
2.45%, 6/29/22	315,000	317,546
Province of Quebec Canada
3.50%, 7/29/20	388,000	417,360
2.75%, 8/25/21	198,000	203,828
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		1,174,456
U.S. TREASURY OBLIGATIONS — 3.4%
U.S. Treasury Note
2.75%, 2/15/24	200,000	209,750
2.00%, 2/15/25	250,000	245,684
1.75%, 5/15/23	175,000	171,117
TOTAL U.S. TREASURY OBLIGATIONS		626,551
REPURCHASE AGREEMENT — 3.3%
Counterparty: Bank of Nova Scotia 0.16% dated 07/31/15, due 08/3/15 in the amount of $597,008, fully collateralized by various U.S. Treasury obligations, par value $39,000 – $55,000, coupon range 1.13% – 3.125%, maturity range 03/11/16 – 03/20/18, value $610,345	597,000	597,000
TOTAL REPURCHASE AGREEMENT		597,000
TOTAL INVESTMENTS (Cost $18,218,919) — 99.2%		17,997,595
OTHER ASSETS AND LIABILITIES, NET — 0.8%		148,158
NET ASSETS — 100.0%		$18,145,753
**	More narrow industries are utilized for compliance purposes.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2015, these securities amounted to $488,869 or 2.7% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors
†	Real Estate Investment Trust.

LLC — Limited Liability Company

MTN — Medium Term Note

As of July 31, 2015, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six month period ended July 31, 2015, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
Epoch U.S. Equity Shareholder Yield Fund • Schedule of Investments
July 31, 2015 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK — 96.3%
CONSUMER DISCRETIONARY — 4.1%
Genuine Parts	335	$29,798
Home Depot	352	41,195
McDonald’s	201	20,072
Regal Entertainment Group, Cl A	1,089	22,433
Time Warner	262	23,067
		136,565
CONSUMER STAPLES — 17.7%
Altria Group	1,279	69,552
Campbell Soup	672	33,136
Coca-Cola	624	25,634
Coca-Cola Enterprises	605	30,903
Colgate-Palmolive	266	18,093
CVS Health	406	45,663
Hershey	218	20,250
Kimberly-Clark	448	51,507
Kraft Heinz Co.	626	49,748
Molson Coors Brewing, Cl B	483	34,361
PepsiCo	197	18,981
Philip Morris International	653	55,851
Procter & Gamble	406	31,140
Reynolds American	868	74,466
Wal-Mart Stores	348	25,049
		584,334
ENERGY — 6.5%
ConocoPhillips	626	31,513
Enterprise Products Partners (A)	1,354	38,359
Exxon Mobil	205	16,238
Kinder Morgan	1,319	45,690
Occidental Petroleum	310	21,762
Royal Dutch Shell PLC, ADR, Cl A	387	22,245
Spectra Energy	695	21,030
Targa Resources Partners (A)	523	19,581
		216,418
FINANCIALS — 11.3%
Allianz, ADR	1,526	25,026
Arthur J Gallagher	924	43,825
BlackRock, Cl A	88	29,596
CME Group, Cl A	526	50,517
Commonwealth Bank of Australia, ADR	266	17,048
Corrections Corp of America†	634	22,298
Health Care†	740	51,334
Iron Mountain†	900	27,045
M&T Bank	199	26,099
Marsh & McLennan	513	29,723
People’s United Financial	1,365	22,209
Wells Fargo	490	28,356
		373,076

DESCRIPTION	SHARES	VALUE
HEALTH CARE — 7.1%
AbbVie	966	$67,630
Johnson & Johnson	496	49,704
Medtronic PLC	314	24,614
Merck	563	33,195
Pfizer	689	24,845
UnitedHealth Group	295	35,813
		235,801
INDUSTRIALS — 15.9%
3M	308	46,613
Boeing	157	22,635
Deluxe	649	41,815
Eaton PLC	526	31,865
Emerson Electric	626	32,395
General Dynamics	303	45,180
Honeywell International	303	31,830
Lockheed Martin	297	61,509
Raytheon	477	52,036
Republic Services, Cl A	716	30,451
RR Donnelley & Sons	1,414	24,816
United Parcel Service, Cl B	299	30,606
United Technologies	260	26,080
Waste Management	930	47,551
		525,382
INFORMATION TECHNOLOGY — 9.6%
Apple	314	38,088
Automatic Data Processing	475	37,891
Intel	589	17,052
KLA-Tencor	462	24,509
Linear Technology	438	17,958
Microchip Technology	835	35,771
Microsoft	710	33,157
Oracle	764	30,514
Paychex	825	38,280
Seagate Technology PLC	841	42,555
		315,775
MATERIALS — 4.3%
Bemis	618	27,544
BHP Billiton, ADR	468	17,957
Dow Chemical	725	34,119
Potash Corp of Saskatchewan	1,034	28,104
Rio Tinto PLC, ADR	415	16,028
RPM International	421	19,732
		143,484
TELECOMMUNICATION SERVICES — 5.6%
AT&T	1,763	61,247
CenturyLink	1,294	37,008
Verizon Communications	1,036	48,475
Vodafone Group PLC, ADR	976	36,873
		183,603

TD ASSET MANAGEMENT USA FUNDS INC.
Epoch U.S. Equity Shareholder Yield Fund • Schedule of Investments
July 31, 2015 (unaudited)

DESCRIPTION	SHARES	VALUE
UTILITIES — 14.2%
Ameren	1,086	$44,613
CMS Energy	988	33,849
Dominion Resources	427	30,616
Duke Energy	632	46,907
Entergy	331	23,507
Eversource Energy	794	39,478
NiSource	1,121	19,573
PPL	1,491	47,429
SCANA	360	19,728
Southern	481	21,515
TECO Energy	1,244	27,517
Vectren	559	23,534
WEC Energy Group	934	45,766
Westar Energy, Cl A	576	21,686
WGL Holdings	390	21,801
		467,519
TOTAL COMMON STOCK		3,181,957
TOTAL INVESTMENTS (Cost $2,865,613) — 96.3%		3,181,957
OTHER ASSETS AND LIABILITIES, NET — 3.7%		120,620
NET ASSETS — 100.0%		$3,302,577

(A)	Security considered Master Limited Partnership. At July 31, 2015, these securities amounted to $57,940 or 1.8% of net assets.
†	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of July 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six month period ended July 31, 2015, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
Epoch U.S. Large Cap Core Equity Fund • Schedule of Investments
July 31, 2015 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK — 97.3%
CONSUMER DISCRETIONARY — 10.9%
Genuine Parts	324	$28,820
Home Depot	590	69,048
Kohl’s	561	34,400
McDonald’s	492	49,131
PVH	293	34,000
Time Warner	772	67,967
TJX	895	62,489
		345,855
CONSUMER STAPLES — 4.8%
Colgate-Palmolive	460	31,289
CVS Health	611	68,719
PepsiCo	524	50,488
		150,496
ENERGY — 5.3%
Anadarko Petroleum	729	54,201
Cameron International*	542	27,349
Devon Energy	589	29,109
Occidental Petroleum	820	57,564
		168,223
FINANCIALS — 23.2%
American International Group	1,371	87,909
Ameriprise Financial	572	71,883
BlackRock, Cl A	215	72,309
CIT Group	1,344	63,222
Citigroup	1,115	65,183
Citizens Financial Group	1,792	46,717
CME Group, Cl A	463	44,467
FNF Group	400	15,636
Marsh & McLennan	548	31,751
MetLife	811	45,205
Morgan Stanley	1,369	53,172
Northern Trust	672	51,401
Synchrony Financial*	1,031	35,425
Voya Financial	1,060	49,767
		734,047
HEALTH CARE — 11.7%
Abbott Laboratories	1,147	58,141
AbbVie	952	66,650
Agilent Technologies	1,057	43,284
Allergan PLC*	105	34,771
Gilead Sciences	290	34,179
McKesson	217	47,864
UnitedHealth Group	712	86,437
		371,326
INDUSTRIALS — 10.6%
Boeing	634	91,404
Danaher	809	74,072
Ingersoll-Rand PLC	665	40,831

DESCRIPTION	SHARES	VALUE
Nielsen	710	$34,406
Rockwell Collins	628	53,141
United Technologies	415	41,629
		335,483
INFORMATION TECHNOLOGY — 22.6%
Apple	1,110	134,643
Applied Materials	2,226	38,643
Check Point Software Technologies*	463	37,397
Citrix Systems*	509	38,485
Fidelity National Information Services	893	58,429
Google, Cl C*	73	45,670
Microsoft	2,176	101,619
Oracle	1,638	65,422
Seagate Technology PLC	865	43,769
Texas Instruments	1,240	61,975
Visa, Cl A	1,188	89,504
		715,556
MATERIALS — 4.4%
Ecolab	98	11,349
EI du Pont de Nemours	672	37,471
International Paper	887	42,461
Praxair	426	48,623
		139,904
TELECOMMUNICATION SERVICES — 0.9%
CenturyLink	936	26,770

UTILITIES — 2.9%
Eversource Energy	845	42,013
WEC Energy Group	985	48,265
		90,278
TOTAL COMMON STOCK		3,077,938
TOTAL INVESTMENTS (Cost $2,630,570) — 97.3%		3,077,938
OTHER ASSETS AND LIABILITIES, NET — 2.7%		86,901
NET ASSETS — 100.0%		$3,164,839
*	Non-income producing security.

Cl — Class

PLC — Public Limited Company

As of July 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six month period ended July 31, 2015, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
Epoch Global Equity Shareholder Yield Fund • Schedule of Investments
July 31, 2015 (unaudited)

DESCRIPTION	SHARES	VALUE
FOREIGN COMMON STOCK — 53.5%
AUSTRALIA — 3.9%
BHP Billiton	1,989	$38,455
Commonwealth Bank of Australia	748	47,873
Sonic Healthcare Limited	2,380	35,959
Telstra	19,644	93,189
Westpac Banking	1,725	43,955
		259,431
CANADA — 5.8%
BCE	2,749	113,147
Potash Corp of Saskatchewan	3,136	85,236
Rogers Communications, Cl B	2,841	99,620
Shaw Communications, Cl B	2,252	47,783
TELUS	1,083	36,974
		382,760
FRANCE — 8.4%
AXA	1,912	50,396
Electricite de France	3,076	73,273
Sanofi	379	40,779
SCOR	2,171	83,260
TOTAL	1,929	95,492
Unibail-Rodamco†	318	84,622
Vinci	1,077	69,076
Vivendi	2,420	63,614
		560,512
GERMANY — 6.3%
Allianz SE	304	49,780
BASF	802	69,186
Daimler	716	64,001
Deutsche Post	1,211	36,601
Deutsche Telekom	2,864	51,742
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	544	99,953
Siemens	441	47,193
		418,456
IRELAND — 1.0%
Seagate Technology PLC	1,316	66,590
ITALY — 1.4%
Terna Rete Elettrica Nazionale	20,021	93,361
NORWAY — 2.7%
Orkla	6,473	51,667
Statoil ASA	4,532	76,676
Yara International	963	47,935
		176,278
SINGAPORE — 1.3%
Singapore Exchange	6,780	39,389
Singapore Telecommunications	15,905	47,419
		86,808

DESCRIPTION	SHARES	VALUE
SPAIN — 0.7%
Gas Natural SDG	2,175	$47,260
SWEDEN — 1.0%
Svenska Handelsbanken, Cl A	4,277	65,443
SWITZERLAND — 3.0%
Nestle SA	497	37,649
Roche Holding AG	163	47,080
Swisscom	197	114,575
		199,304
TAIWAN — 0.8%
Taiwan Semiconductor Manufacturing, ADR	2,235	49,416
UNITED KINGDOM — 17.2%
Aberdeen Asset Management PLC	7,110	40,416
Amec Foster Wheeler PLC	3,055	39,121
AstraZeneca PLC, ADR	2,712	91,639
BAE Systems PLC	10,915	81,852
British American Tobacco PLC	1,493	88,622
GlaxoSmithKline PLC	4,451	97,034
Imperial Tobacco Group PLC	2,261	118,814
National Grid PLC	9,098	121,207
Pearson PLC	2,867	53,861
Rio Tinto	1,160	45,043
Royal Dutch Shell PLC, ADR, Cl A	1,685	96,854
SSE PLC	3,871	91,584
Unilever PLC	1,098	49,846
Vodafone Group PLC	33,935	128,167
		1,144,060
TOTAL FOREIGN COMMON STOCK		3,549,679
U.S. COMMON STOCK — 44.4%
CONSUMER DISCRETIONARY — 1.7%
McDonald’s	695	69,403
Regal Entertainment Group, Cl A	2,339	48,183
		117,586
CONSUMER STAPLES — 8.6%
Altria Group	2,382	129,533
Coca-Cola	878	36,068
Kimberly-Clark	542	62,314
PepsiCo	413	39,793
Philip Morris International	1,391	118,972
Procter & Gamble	505	38,734
Reynolds American	1,757	150,733
		576,147
ENERGY — 5.5%
ConocoPhillips	1,065	53,612
Enterprise Products Partners (A)	2,581	73,120

TD ASSET MANAGEMENT USA FUNDS INC.
Epoch Global Equity Shareholder Yield Fund • Schedule of Investments
July 31, 2015 (unaudited)

DESCRIPTION	SHARES	VALUE
ENERGY (continued)
Exxon Mobil	475	$37,625
Kinder Morgan	2,906	100,664
Occidental Petroleum	846	59,389
Targa Resources Partners (A)	1,053	39,424
		363,834
FINANCIALS — 6.8%
Arthur J Gallagher	760	36,047
CME Group, Cl A	532	51,093
Corrections Corp of America†	2,305	81,067
Health Care†	1,603	111,200
Iron Mountain†	2,114	63,526
People’s United Financial	2,887	46,971
Wells Fargo	1,025	59,317
		449,221
HEALTH CARE — 1.4%
Merck	849	50,057
Pfizer	1,180	42,551
		92,608
INDUSTRIALS — 3.3%
Emerson Electric	870	45,023
Lockheed Martin	371	76,834
RR Donnelley & Sons	3,027	53,124
Waste Management	794	40,597
		215,578
INFORMATION TECHNOLOGY — 2.3%
Automatic Data Processing	478	38,130
KLA-Tencor	702	37,241
Microchip Technology	1,001	42,883
Microsoft	768	35,866
		154,120
MATERIALS — 0.9%
Dow Chemical	1,222	57,507

DESCRIPTION	SHARES	VALUE
TELECOMMUNICATION SERVICES — 4.8%
AT&T	3,557	$123,570
CenturyLink	3,024	86,486
Verizon Communications	2,256	105,558
		315,614
UTILITIES — 9.1%
Ameren	2,447	100,523
Duke Energy	1,381	102,498
Entergy	1,200	85,224
PPL	2,908	92,503
Southern	1,063	47,548
TECO Energy	4,143	91,643
WEC Energy Group	1,827	89,523
		609,462
TOTAL U.S. COMMON STOCK		2,951,677
TOTAL INVESTMENTS (Cost $6,860,481) — 97.9%		6,501,356
OTHER ASSETS AND LIABILITIES, NET — 2.1%		139,498
NET ASSETS — 100.0%		$6,640,854
†	Real Estate Investment Trust.
(A)	Security considered Master Limited Partnership. At July 31, 2015, these securities amounted to $112,544 or 1.7% of net assets.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of July 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six month period ended July 31, 2015, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the six month period ended July 31, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Global Low Volatility Equity Fund • Schedule of Investments
July 31, 2015 (unaudited)

DESCRIPTION	SHARES	VALUE
FOREIGN COMMON STOCK — 60.7%
AUSTRALIA — 6.7%
AGL Energy	6,361	$77,555
Amcor	6,181	65,105
Aurizon Holdings	8,473	32,825
AusNet Services	50,262	51,067
Brambles	5,905	46,961
Coca-Cola Amatil	3,347	22,703
Crown Resorts	2,238	22,297
CSL	123	8,897
Dexus Property Group†	9,459	53,791
GPT Group†	15,724	52,985
Mirvac Group†	24,534	33,894
Orica	1,688	23,702
Origin Energy	2,798	23,193
Sonic Healthcare Limited	5,170	78,112
Stockland†	13,033	40,488
Tatts Group	20,310	59,086
Telstra	11,868	56,300
Wesfarmers	213	6,609
		755,570
AUSTRIA — 0.1%
voestalpine	152	6,524
BELGIUM — 1.9%
Belgacom	2,001	75,356
Colruyt	1,748	84,833
Groupe Bruxelles Lambert	676	55,807
		215,996
CANADA — 11.3%
Bank of Montreal	831	46,371
Bank of Nova Scotia	901	44,221
BCE	1,697	69,847
Canadian Imperial Bank of Commerce	658	47,021
Canadian National Railway	831	51,842
CI Financial	1,940	49,025
Empire	277	18,723
Fairfax Financial Holdings	69	33,277
First Capital Realty	3,533	50,002
Fortis	2,009	57,527
George Weston	831	69,792
Gildan Activewear	2,147	69,244
Great-West Lifeco	2,940	83,265
Intact Financial	1,074	74,072
Metro, Cl A	935	25,444
National Bank of Canada	831	29,063
Onex	1,108	63,573
Power Financial	1,663	44,136
RioCan†	1,732	35,478
Rogers Communications, Cl B	831	29,139

DESCRIPTION	SHARES	VALUE
Royal Bank of Canada	901	$52,537
Saputo	1,732	39,690
Shaw Communications, Cl B	2,979	63,208
TELUS	1,178	40,217
TransCanada	2,097	81,500
		1,268,214
CHILE — 0.6%
Aguas Andinas, Cl A	135,356	71,621
CHINA — 0.2%
China Petroleum & Chemical, Cl H	33,100	25,106
COLOMBIA — 0.0%
Isagen ESP	1,617	1,645
DENMARK — 1.2%
DSV	1,178	40,256
Tryg	2,553	51,437
William Demant Holdings*	542	41,279
		132,972
FRANCE — 3.0%
Aeroports de Paris	412	49,411
Air Liquide	453	58,980
Bureau Veritas	1,621	37,875
Danone	722	48,916
L'Oreal	53	9,916
Societe BIC	446	76,387
Sodexo	544	50,699
Zodiac Aerospace	111	3,310
		335,494
GERMANY — 2.3%
Fresenius	1,251	86,323
Fresenius Medical Care	882	72,000
Hannover Rueckversicherung	637	67,566
Linde	197	37,235
		263,124
HONG KONG — 3.4%
Beijing Enterprises Holdings	1,950	14,350
Cheung Kong Infrastructure Holdings	7,600	66,125
China Mobile	5,750	75,284
CLP Holdings	9,150	77,723
MTR	13,500	60,166
PCCW	70,000	41,897
Power Assets Holdings	5,350	50,413
		385,958
ISRAEL — 0.9%
Mizrahi Tefahot Bank	4,538	58,222
Teva Pharmaceutical Industries	662	45,420
		103,642

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Global Low Volatility Equity Fund • Schedule of Investments
July 31, 2015 (unaudited)

DESCRIPTION	SHARES	VALUE
ITALY — 1.2%
Snam	14,663	$72,144
Terna Rete Elettrica Nazionale	12,667	59,069
		131,213
JAPAN — 4.7%
Ajinomoto	3,100	71,337
FamilyMart	1,150	55,674
Hankyu Hanshin Holdings	6,600	41,751
Lawson	700	52,132
McDonald's Holdings Japan	1,900	40,473
Nippon Telegraph & Telephone	1,700	65,340
Nitori Holdings	1,300	116,747
Oracle Japan	100	4,212
Secom	600	40,463
Taisho Pharmaceutical Holdings	200	13,443
Tobu Railway	700	3,372
Tokyo Gas	700	3,782
USS	1,400	24,615
		533,341
LUXEMBOURG — 0.5%
SES	1,872	57,905
MALAYSIA — 2.3%
Alliance Financial Group	11,091	12,296
AMMB Holdings	34,023	49,729
Berjaya Sports	18,624	16,216
DiGi.Com	9,955	14,056
Genting Malaysia	14,946	16,687
Hong Leong Bank	10,500	37,283
Malayan Banking	6,338	15,247
Maxis	8,609	15,014
Public Bank	3,644	18,103
Sime Darby	6,232	14,209
Tenaga Nasional	3,301	10,530
YTL Power International	82,238	33,760
		253,130
NETHERLANDS — 0.7%
Koninklijke Ahold	524	10,431
Koninklijke Vopak	801	41,873
Unilever	620	27,788
		80,092
NEW ZEALAND — 0.2%
Contact Energy	6,001	19,608
SINGAPORE — 3.4%
ComfortDelGro	23,207	50,919
Keppel	12,134	66,337
Sembcorp Industries	22,445	58,409
Singapore Press Holdings	23,900	72,823

DESCRIPTION	SHARES	VALUE
Singapore Technologies Engineering	15,587	$37,267
Singapore Telecommunications	18,011	53,698
StarHub	15,240	42,548
		382,001
SOUTH KOREA — 0.2%
Dongbu Insurance	241	11,430
KT&G	142	13,349
		24,779
SWEDEN — 1.0%
Atlas Copco, Cl A	1,716	46,904
Elekta, Cl B	3,281	21,793
TeliaSonera	7,209	43,830
		112,527
SWITZERLAND — 3.5%
Kuehne + Nagel International	602	83,108
Nestle SA	957	72,495
Novartis AG	726	75,432
Schindler Holding	201	32,658
Swiss Prime Site	833	66,378
Swisscom	112	65,139
		395,210
TAIWAN — 4.7%
Asia Cement	19,541	21,447
Chang Hwa Commercial Bank	44,000	24,598
China Steel	105,969	75,856
Chunghwa Telecom, ADR	2,563	79,581
First Financial Holdings	130,124	70,067
Hua Nan Financial Holdings	46,740	26,574
Taiwan Business Bank*	85,000	24,769
Taiwan Cooperative Financial Holdings	157,455	79,048
Taiwan Mobile	23,169	76,688
Taiwan Semiconductor Manufacturing, ADR	2,182	48,244
		526,872
UNITED KINGDOM — 6.7%
AstraZeneca PLC	537	36,228
Babcock International Group PLC	1,047	16,211
Centrica PLC	9,872	41,085
Compass Group PLC	3,773	60,394
Diageo	1,649	46,082
G4S PLC	5,345	22,929
GlaxoSmithKline PLC	2,226	48,528
National Grid PLC	4,512	60,111
Next PLC	529	66,006
Pearson PLC	2,560	48,094
Reckitt Benckiser Group PLC	718	68,946
Severn Trent PLC	1,439	49,529

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Global Low Volatility Equity Fund • Schedule of Investments
July 31, 2015 (unaudited)

DESCRIPTION	SHARES	VALUE
UNITED KINGDOM (continued)
SSE PLC	3,215	$76,064
United Utilities Group	4,843	67,462
Whitbread PLC	291	23,585
WM Morrison Supermarkets PLC	8,217	23,419
		754,673
TOTAL FOREIGN COMMON STOCK		6,837,217
U.S. COMMON STOCK — 37.1%
CONSUMER DISCRETIONARY — 3.0%
AutoZone*	104	72,898
Comcast, Cl A	831	51,824
McDonald's	866	86,479
Thomson Reuters	1,801	72,916
TJX	831	58,020
		342,137
CONSUMER STAPLES — 8.0%
Campbell Soup	866	42,702
Church & Dwight	242	20,892
Clorox	623	69,739
Coca-Cola	1,282	52,665
Colgate-Palmolive	901	61,286
Costco Wholesale	104	15,111
Dr Pepper Snapple Group	1,039	83,349
General Mills	1,074	62,518
Hershey	589	54,712
Hormel Foods	381	22,559
Kellogg	797	52,738
Kimberly-Clark	520	59,784
McCormick	727	59,621
PepsiCo	727	70,046
Procter & Gamble	589	45,176
Sysco	2,078	75,452
Wal-Mart Stores	727	52,329
		900,679
ENERGY — 0.0%
Columbia Pipeline Group	69	2,013
FINANCIALS — 6.2%
Annaly Capital Management†	1,663	16,547
Arch Capital Group*	970	69,219
Berkshire Hathaway, Cl B*	416	59,380
Chubb	208	25,861
Everest Re Group	277	50,724
M&T Bank	200	26,230
Marsh & McLennan	1,316	76,249
Northern Trust	901	68,917
People's United Financial	4,849	78,893
US Bancorp	1,732	78,304
Wells Fargo	1,316	76,157

DESCRIPTION	SHARES	VALUE
WR Berkley	1,212	$67,533
		694,014
HEALTH CARE — 3.7%
Baxalta	901	29,580
Baxter International	901	36,112
Cardinal Health	935	79,456
DaVita HealthCare Partners*	346	27,344
Eli Lilly	901	76,144
Johnson & Johnson	242	24,251
Merck	700	41,272
Patterson	416	20,867
Varian Medical Systems*	416	35,805
Waters*	346	46,188
		417,019
INDUSTRIALS — 6.0%
Cintas	901	77,036
General Dynamics	485	72,318
Honeywell International	623	65,446
Lockheed Martin	485	100,443
Northrop Grumman	69	11,938
Precision Castparts	208	40,543
Raytheon	485	52,909
Republic Services, Cl A	2,001	85,103
Roper Industries	416	69,584
Union Pacific	693	67,630
Waste Management	693	35,433
		678,383
INFORMATION TECHNOLOGY — 1.6%
Amphenol, Cl A	1,301	73,389
Fiserv*	277	24,060
International Business Machines	208	33,694
Synopsys*	1,039	52,823
		183,966
MATERIALS — 0.7%
Dow Chemical	69	3,247
Praxair	623	71,109
		74,356
TELECOMMUNICATION SERVICES — 0.4%
AT&T	1,000	34,740
Verizon Communications	204	9,545
		44,285
UTILITIES — 7.5%
Ameren	104	4,272
American Electric Power	104	5,883
American Water Works	1,247	64,732
CMS Energy	1,351	46,285
Consolidated Edison	866	55,069
Dominion Resources	901	64,602

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Global Low Volatility Equity Fund • Schedule of Investments
July 31, 2015 (unaudited)

DESCRIPTION	SHARES	VALUE
UTILITIES (continued)
DTE Energy	797	$64,127
Duke Energy	727	53,958
Entergy	762	54,117
Pinnacle West Capital	866	53,441
PPL	1,663	52,900
Public Service Enterprise Group	901	37,545
SCANA	1,039	56,937
Sempra Energy	554	56,386
Southern	1,351	60,430
WEC Energy Group	1,178	57,722
Xcel Energy	1,766	61,227
		849,633
TOTAL U.S. COMMON STOCK		4,186,485
REGISTERED INVESTMENT COMPANIES — 0.8%
United States — 0.8%
iShares MSCI EAFE Index Fund	647	41,913
SPDR S&P 500 ETF	216	45,468
TOTAL REGISTERED INVESTMENT COMPANIES		87,381

	NUMBER OF RIGHTS
RIGHTS — 0.0%
First Financial Holdings, Expires 09/15/15*	15,835	1,154
Total Rights		1,154
TOTAL INVESTMENTS (Cost $10,575,595) — 98.6%		11,112,237
OTHER ASSETS AND LIABILITIES, NET — 1.4%		155,732
NET ASSETS — 100.0%		$11,267,969

A list of the open forward foreign currency exchange contracts held by the Fund at July 31, 2015, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
BNY Mellon	8/31/15	AUD	789,600	USD	573,522	$(2,678)
BNY Mellon	8/31/15	CAD	1,564,700	USD	1,197,595	1,426
BNY Mellon	8/31/15	CHF	342,950	USD	357,801	2,573
BNY Mellon	8/31/15	DKK	869,100	USD	127,820	(161)
BNY Mellon	8/31/15	EUR	946,600	USD	1,038,421	(1,542)
BNY Mellon	8/28/15	GBP	432,300	USD	670,036	(4,946)
BNY Mellon	8/31/15	HKD	2,930,000	USD	377,972	28
BNY Mellon	8/31/15	ILS	360,400	USD	94,824	(709)
BNY Mellon	8/31/15	JPY	62,103,300	USD	502,186	962
BNY Mellon	8/31/15	NZD	32,600	USD	21,378	(92)
BNY Mellon	8/31/15	SEK	836,505	USD	97,281	270
BNY Mellon	8/31/15	SGD	511,300	USD	372,088	(296)
HSBC	8/28/15	GBP	33,000	USD	51,148	(377)
RBC	8/31/15	AUD	167,000	USD	121,302	(565)
RBC	8/31/15	CAD	73,000	USD	55,857	50
						$(6,057)

For the six month period ended July 31, 2015, the total amount of all open forward foreign currency exchange contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-income producing security.
†	Real Estate Investment Trust.

ADR — American Depositary Receipt

AUD — Australian Dollar

BNY — Bank of New York

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DKK — Danish Krone

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

EUR — Euro

GBP — British Pound Sterling

HKD — Hong Kong Dollar

HSBC — Hongkong and Shanghai Banking Corporation

ILS — Israeli New Sheckel

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

NZD — New Zealand Dollar

PLC — Public Limited Company

RBC — Royal Bank of Canada

S&P — Standard & Poor’s

SEK — Swedish Krone

SGD — Singapore Dollar

SPDR — Standard & Poor’s Depositary Receipt

USD — U.S. Dollar

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Global Low Volatility Equity Fund • Schedule of Investments
July 31, 2015 (unaudited)

The following is a list of the inputs used as of July 31, 2015, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Foreign Common Stock
Australia	$755,570	$—	$—	$755,570
Austria	6,524	—	—	6,524
Belgium	215,996	—	—	215,996
Canada	1,268,214	—	—	1,268,214
Chile	71,621	—	—	71,621
China	25,106	—	—	25,106
Colombia	1,645	—	—	1,645
Denmark	132,972	—	—	132,972
France	335,494	—	—	335,494
Germany	263,124	—	—	263,124
Hong Kong	385,958	—	—	385,958
Israel	—	103,642	—	103,642
Italy	131,213	—	—	131,213
Japan	533,341	—	—	533,341
Luxembourg	57,905	—	—	57,905
Malaysia	253,130	—	—	253,130
Netherlands	80,092	—	—	80,092
New Zealand	19,608	—	—	19,608
Singapore	382,001	—	—	382,001
South Korea	24,779	—	—	24,779
Sweden	112,527	—	—	112,527
Switzerland	395,210	—	—	395,210
Taiwan	526,872	—	—	526,872
United Kingdom	754,673	—	—	754,673
U.S.Common Stock	4,186,485	—	—	4,186,485
Registered Investment Companies	87,381	—	—	87,381
Rights	1,154	—	—	1,154
Total Investments in Securities	$11,008,595	$103,642	$—	$11,112,237

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Forward Foreign Currency Exchange Contracts*
Unrealized Appreciation	$—	$5,309	$—	$5,309
Unrealized Depreciation	—	(11,366)	—	(11,366)
Total Other Financial Instruments	$—	$(6,057)	$—	$(6,057)
*	Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the six month period ended July 31, 2015, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the six month period ended July 31, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
Epoch Global All Cap Fund • Schedule of Investments
July 31, 2015 (unaudited)

DESCRIPTION	SHARES	VALUE
U.S. COMMON STOCK — 53.0%
CONSUMER DISCRETIONARY — 3.1%
Time Warner	832	$73,249
Twenty-First Century Fox	1,821	61,040
		134,289
CONSUMER STAPLES — 6.8%
CVS Health	861	96,837
Mondelez International, Cl A	1,697	76,586
PepsiCo	728	70,143
Philip Morris International	586	50,121
		293,687
ENERGY — 1.4%
Occidental Petroleum	868	60,934
FINANCIALS — 13.9%
American International Group	950	60,914
Carlyle Group	2,313	61,549
CIT Group	1,435	67,502
First Republic Bank	775	49,437
Investors Bancorp	4,541	55,309
Marsh & McLennan	803	46,526
Northern Trust	1,253	95,842
NorthStar Realty Finance†	5,746	91,936
Synchrony Financial*	1,963	67,449
		596,464
HEALTH CARE — 6.8%
Abbott Laboratories	1,408	71,372
AbbVie	1,030	72,110
McKesson	232	51,172
UnitedHealth Group	796	96,634
		291,288
INDUSTRIALS — 5.3%
Boeing	653	94,143
Hexcel	1,587	82,349
Ingersoll-Rand PLC	846	51,944
		228,436
INFORMATION TECHNOLOGY — 14.7%
Apple	908	110,140
Applied Materials	3,109	53,972
Automatic Data Processing	789	62,939
Citrix Systems*	1,024	77,425
CommVault Systems*	1,233	46,200
Cypress Semiconductor	3,235	37,138
Google, Cl C*	116	72,571
Microsoft	2,096	97,883
Oracle	1,885	75,287
		633,555

DESCRIPTION	SHARES	VALUE
MATERIALS — 1.0%
Praxair	378	$43,145
TOTAL U.S. COMMON STOCK		2,281,798
FOREIGN COMMON STOCK — 43.2%
AUSTRALIA — 1.2%
Amcor	4,998	52,644
BELGIUM — 2.7%
Anheuser-Busch InBev	529	62,949
KBC Groep	746	51,992
		114,941
CANADA — 0.9%
Canadian Pacific Railway	242	38,926
FRANCE — 10.0%
Accor	790	38,761
Airbus Group	1,253	88,897
BNP Paribas	631	41,102
Safran	1,101	83,264
Sanofi	600	64,557
Sodexo	762	71,016
Zodiac Aerospace	1,400	41,744
		429,341
GERMANY — 2.5%
Continental	208	46,498
GEA Group	1,466	62,067
		108,565
HONG KONG — 1.8%
AIA Group	11,515	75,011
IRELAND — 2.3%
Experian PLC	3,113	58,385
Seagate Technology PLC	805	40,733
		99,118
ISRAEL — 1.8%
Check Point Software Technologies*	980	79,155
JAPAN — 4.1%
Calbee	1,300	58,006
Mitsubishi Electric	4,000	43,039
Nippon Telegraph & Telephone	2,000	76,871
		177,916
MEXICO — 0.9%
Kimberly-Clark de Mexico, Cl A	17,411	40,425
SINGAPORE — 1.0%
Singapore Exchange	7,065	41,045

TD ASSET MANAGEMENT USA FUNDS INC.
Epoch Global All Cap Fund • Schedule of Investments
July 31, 2015 (unaudited)

DESCRIPTION	SHARES	VALUE
SWITZERLAND — 3.9%
Nestle SA	1,170	$88,631
Roche Holding AG	275	79,429
		168,060
UNITED KINGDOM — 10.1%
BT Group PLC, Cl A	6,390	46,347
Croda International PLC	1,274	60,482
Imperial Tobacco Group PLC	1,901	99,896
Rio Tinto	1,335	51,838
Rolls-Royce Holdings PLC	3,002	37,223
Smith & Nephew PLC	3,720	69,073
WPP PLC	3,045	69,902
		434,761
TOTAL FOREIGN COMMON STOCK		1,859,908
PREFERRED STOCK — 0.8%
Telefonica Brasil	2,785	36,708
TOTAL PREFERRED STOCK		36,708
TOTAL INVESTMENTS (Cost $3,948,842) — 97.0%		4,178,414
OTHER ASSETS AND LIABILITIES, NET — 3.0%		130,224
NET ASSETS — 100.0%		$4,308,638
*	Non-income producing security.
†	Real Estate Investment Trust.

Cl — Class

PLC — Public Limited Company

As of July 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six month period ended July 31, 2015, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the six month period ended July 31, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Target Return Fund • Schedule of Investments
July 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CONVERTIBLE BONDS — 37.0%
Aecon Group
6.25%, 10/31/15	$3,000	$2,316
Alpha Appalachia Holdings
3.25%, 08/1/15	9,000	990
American Realty Capital Properties
3.00%, 08/1/18†	151,000	143,167
Apollo Investment
5.75%, 01/15/16	9,000	9,112
Ares Capital
5.75%, 02/1/16	11,000	11,151
Artis
5.75%, 06/30/18†	19,000	19,380
BlackRock Kelso Capital
5.50%, 02/15/18	12,000	12,352
BPZ Resources
6.50%, 03/1/49	8,000	960
Campus Crest Communities Operating Partnership
4.75%, 10/15/19† (A)	26,000	24,911
Capstone Infrastructure
6.50%, 12/31/16	31,000	23,881
Capstone Power
6.75%, 12/31/17	3,000	2,328
Cardtronics
1.00%, 12/1/20	28,000	28,105
Central European Media Enterprises
5.50%, 11/15/15	55,000	54,794
Cervus Equipment
6.00%, 07/31/17	3,000	2,340
Chesapeake Energy
2.75%, 11/15/35	76,000	75,050
2.50%, 05/15/37	75,000	67,712
2.25%, 12/15/38	20,000	16,150
Clearwire Communications LLC
8.25%, 12/1/40 (A)	149,000	159,802
Colony Financial
5.00%, 04/15/23†	43,000	44,801
Dream Global Real Estate Investment Trust
5.50%, 07/31/18†	25,000	19,650
E-House China Holdings
2.75%, 12/15/18 (A)	29,000	27,314
Energy XXI
3.00%, 12/15/18	28,000	3,623
Equal Energy
6.75%, 03/31/16	10,000	7,837

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Exelixis
4.25%, 08/15/19	$41,000	$48,969
Ezcorp
2.13%, 06/15/19	17,000	12,718
Fifth Street Finance
5.38%, 04/1/16	9,000	9,113
FXCM
2.25%, 06/15/18	108,000	86,400
Herbalife
2.00%, 08/15/19	77,000	65,691
Homeinns Hotel Group
2.00%, 12/15/15	31,000	30,535
IAS Operating Partnership
5.00%, 03/15/18† (A)	70,000	67,200
IGI Laboratories
3.75%, 12/15/19 (A)	18,000	17,595
InterOil
2.75%, 11/15/15	42,000	40,819
InvenSense
1.75%, 11/1/18	22,000	21,395
KEYW Holding
2.50%, 07/15/19	10,000	8,213
ModusLink Global Solutions
5.25%, 03/1/19 (A)	1,000	879
Northland Power
5.00%, 06/30/19	9,000	7,071
NorthStar Realty Europe
4.63%, 12/15/16† (A)	219,000	217,967
Nuance Communications
1.50%, 11/1/35	31,000	32,879
NXP Semiconductors
1.00%, 12/1/19 (A)	33,000	38,734
Pattern Energy Group
4.00%, 07/15/20 (A)	12,000	12,195
Pennymac
5.38%, 05/1/20†	116,000	107,300
Primero Mining
6.50%, 03/31/16	4,000	4,040
Prospect Capital
6.25%, 12/15/15	129,000	129,968
5.88%, 01/15/19	23,000	22,684
5.75%, 03/15/18	14,000	13,895
5.38%, 10/15/17	36,000	36,090
4.75%, 04/15/20	41,000	38,643
Qihoo 360 Technology
2.50%, 09/15/18	93,000	90,210
0.50%, 08/15/20 (A)	100,000	90,062
Redwood Trust
4.63%, 04/15/18†	33,000	31,866
Resource Capital
6.00%, 12/1/18†	17,000	15,236

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Target Return Fund • Schedule of Investments
July 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CONVERTIBLE BONDS (continued)
SanDisk
1.50%, 08/15/17	$10,000	$13,237
0.50%, 10/15/20	62,000	61,923
Silver Standard Resources
2.88%, 02/1/33 (A)	37,000	27,866
SINA
1.00%, 12/1/18	63,000	58,866
Solazyme
5.00%, 10/1/19	20,000	10,750
SouFun Holdings
2.00%, 12/15/18	4,000	3,743
Starwood Waypoint Residential Trust
4.50%, 10/15/17† (A)	15,000	15,000
SunEdison
2.63%, 06/1/23 (A)	25,000	22,609
TCP Capital
5.25%, 12/15/19	7,000	7,144
Tesla Motors
0.25%, 03/1/19	38,000	37,477
TPG Specialty Lending
4.50%, 12/15/19	13,000	12,903
Transglobe Apartment
5.40%, 09/30/18†	19,000	15,036
Vivus, CV to 67.3038 shares
4.50%, 05/1/20 (A)	56,000	35,560
TOTAL CONVERTIBLE BONDS		2,378,207
CORPORATE OBLIGATIONS — 22.8%
CONSUMER DISCRETIONARY — 3.9%
Amaya
7.50%, 1/31/16	2,000	1,528
American Greetings
7.38%, 12/1/21	2,000	2,100
Ameristar Casinos
7.50%, 4/15/21	20,000	21,250
Best Buy
5.00%, 8/1/18	25,000	26,258
Dana Holding
5.38%, 9/15/21	20,000	20,400
Gannett
5.13%, 10/15/19	2,000	2,085
Goodyear Tire & Rubber
7.00%, 5/15/22	20,000	21,775
Hilton Worldwide Finance LLC
5.63%, 10/15/21	20,000	20,825
Jarden
7.50%, 5/1/17	20,000	21,775
L Brands
8.50%, 6/15/19	20,000	23,525

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Lear
4.75%, 1/15/23	$20,000	$19,850
Neiman Marcus Group LLC
8.00%, 10/15/21 (A)	20,000	21,200
PVH
4.50%, 12/15/22	20,000	20,150
Six Flags Entertainment
5.25%, 1/15/21 (A)	15,000	15,450
WMG Acquisition
6.00%, 1/15/21 (A)	14,000	14,350
		252,521
CONSUMER STAPLES — 1.7%
Anheuser-Busch InBev Worldwide
5.38%, 1/15/20	60,000	67,895
Constellation Brands
7.25%, 5/15/17	20,000	21,700
Spectrum Brands
6.38%, 11/15/20	20,000	21,300
		110,895
FINANCIALS — 7.1%
Bank of America
2.00%, 1/11/18	112,000	112,379
CBRE Services
5.00%, 3/15/23	20,000	20,512
CIT Group
5.00%, 5/15/17	20,000	20,700
Crown Castle International
4.88%, 4/15/22†	20,000	20,524
Denali Borrower
5.63%, 10/15/20 (A)	20,000	20,850
Iron Mountain
8.38%, 8/15/21†	3,000	3,089
John Deere Capital, MTN
2.25%, 4/17/19	75,000	75,646
JPMorgan Chase
1.80%, 1/25/18	110,000	110,197
Lamar Media
5.88%, 2/1/22	20,000	20,850
Simon Property Group
1.50%, 2/1/18† (A)	50,000	49,908
		454,655
HEALTH CARE — 1.1%
CHS
8.00%, 11/15/19	20,000	21,025
HCA
6.50%, 2/15/20	25,000	27,953
Hologic
6.25%, 8/1/20	20,000	20,625
		69,603

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Target Return Fund • Schedule of Investments
July 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
INDUSTRIALS — 2.7%
Bombardier
7.50%, 3/15/18 (A)	$20,000	$20,187
Burlington Northern Santa Fe
4.70%, 10/1/19	50,000	55,031
Case New Holland
7.88%, 12/1/17	20,000	22,050
Hertz
6.75%, 4/15/19	10,000	10,322
International Lease Finance
8.75%, 3/15/17	25,000	27,266
5.75%, 5/15/16	20,000	20,500
Nielsen Finance LLC
4.50%, 10/1/20	20,000	20,400
		175,756
INFORMATION TECHNOLOGY — 2.0%
Jabil Circuit
5.63%, 12/15/20	20,000	21,275
Open Text
5.63%, 1/15/23 (A)	20,000	19,950
Oracle
5.00%, 7/8/19	75,000	83,526
		124,751
MATERIALS — 1.7%
Aleris International
7.63%, 2/15/18	20,000	20,172
Crown Americas LLC
6.25%, 2/1/21	15,000	15,735
First Quantum Minerals
7.00%, 2/15/21 (A)	11,000	8,388
6.75%, 2/15/20 (A)	11,000	8,470
Resolute Forest Products
5.88%, 5/15/23	20,000	16,700
Steel Dynamics
6.13%, 8/15/19	15,000	15,750
United States Steel
7.00%, 2/1/18	20,000	20,606
		105,821
TELECOMMUNICATION SERVICES — 1.6%
CenturyLink
5.80%, 3/15/22	20,000	19,425
SBA Telecommunications
5.75%, 7/15/20	20,000	20,900
Sprint Nextel
6.00%, 12/1/16	20,000	20,413
T-Mobile USA
6.63%, 11/15/20	20,000	20,800
6.46%, 4/28/19	20,000	20,625
		102,163

DESCRIPTION	PRINCIPAL AMOUNT/ SHARES	VALUE
UTILITIES — 1.0%
AES
7.38%, 7/1/21	$20,000	$21,950
Calpine
7.88%, 1/15/23 (A)	20,000	21,463
NRG Energy
8.25%, 9/1/20	20,000	20,830
		64,243
TOTAL CORPORATE OBLIGATIONS		1,460,408
COMMON STOCK — 16.5%
CONSUMER DISCRETIONARY — 0.2%
Dick’s Sporting Goods	100	5,098
MDC Partners, Cl A	300	5,289
		10,387
ENERGY — 0.6%
Canadian Natural Resources	600	14,644
Canyon Services Group	400	1,688
Cenovus Energy	700	10,202
SandRidge Energy*	5,047	2,597
Suncor Energy	400	11,267
		40,398
FINANCIALS — 14.0%
Annaly Capital Management†	4,900	48,755
AR Capital Acquisition*	300	3,000
Atlantic Alliance Partnership*	700	7,172
Bank of Nova Scotia	2,700	132,517
Berkshire Hathaway, Cl B*	1,800	256,932
Brookfield Asset Management, Cl A	150	5,237
Canadian Imperial Bank of Commerce	1,900	135,776
Easterly Acquisition*	3,000	30,000
FinTech Acquisition*	1,400	14,168
Global Partner Acquisition*	2,000	20,060
GP Investments Acquisition, Cl U*	1,900	19,247
Harmony Merger*	1,300	13,305
Hennessy Capital Acquisition II*	2,000	20,040
Quinpario Acquisition 2*	3,000	30,660
Royal Bank of Canada	1,900	110,788
Terrapin 3 Acquisition*	2,500	25,900
VEREIT†	3,100	27,156
		900,713
INDUSTRIALS — 0.2%
Air Canada, Cl B*	600	5,400
KBR	400	6,988
		12,388

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Target Return Fund • Schedule of Investments
July 31, 2015 (unaudited)

DESCRIPTION	SHARES	VALUE
INFORMATION TECHNOLOGY — 0.4%
Open Text	200	$9,077
Oracle	200	7,988
QUALCOMM	100	6,439
		23,504
MATERIALS — 0.0%
Freeport-McMoRan Copper & Gold	100	1,175
Teck Resources, Cl B	100	736
		1,911
TELECOMMUNICATION SERVICES — 0.1%
Manitoba Telecom Services	300	6,654
UTILITIES — 1.0%
Capital Power	700	11,716
TransAlta	2,300	14,579
TransAlta Renewables	3,600	34,408
		60,703
TOTAL COMMON STOCK		1,056,658
REGISTERED INVESTMENT COMPANIES — 12.9%
Energy Select Sector SPDR Fund	100	6,938
Highland/iBoxx Senior Loan ETF	5,000	95,150
iShares 20+ Year Treasury Bond ETF	100	12,253
iShares 3 – 7 Year Treasury Bond ETF	100	12,365
iShares Gold Bullion ETF	100	739
iShares JP Morgan USD Emerging Markets Bond ETF	372	40,793
iShares US Preferred Stock ETF	5,700	225,264
Pennant Park Floating Rate Closed End Management Investment Company	7,050	94,117
SPDR Barclays Convertible Securities ETF	6,100	288,164
SPDR Barclays Short Term High Yield Bond ETF	1,900	53,998
TOTAL REGISTERED INVESTMENT COMPANIES		829,781

DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE
PREFERRED STOCK — 5.4%
ArcelorMittal, CV to 1.2281 shares*	1,100	$16,115
Bank of America*	10	11,123
Brookfield Office Properties*	821	16,360
Chesapeake Energy, CV to 37.037 shares*(A)	53	27,361
Dominion Resources, CV to 0.5734 shares*	1,200	60,576
Dundee*	200	2,691
Element Financial	200	3,579
Frontier Communications, CV to 17.0213 shares*	300	29,325
Health Care*†	100	6,230
SandRidge Energy*	700	10,238
SandRidge Energy, CV to 12.4805*	530	9,662
T-Mobile USA, CV to 1.6119 shares*	950	67,640
TransAlta	319	2,488
Tyson Foods, CV to 1.0582 shares*	1,300	70,135
Wells Fargo, CV to 6.3814 shares*	10	11,921
TOTAL PREFERRED STOCK		345,444
U.S. TREASURY OBLIGATIONS — 2.6%
U.S. Treasury Bond
2.16%, 8/15/43 to 2/15/44	$160,000	67,867
2.13%, 5/15/43	80,000	34,170
2.13%, 11/15/43	80,000	34,023
2.07%, 5/15/44	80,000	33,299
TOTAL U.S. TREASURY OBLIGATIONS		169,359

	NUMBER OF WARRANTS
WARRANTS — 0.0%
General Motors, Expires 12/31/15*	7,644	1,070
TOTAL WARRANTS		1,070
TOTAL INVESTMENTS (Cost $6,626,632) — 97.2%		6,240,927
OTHER ASSETS AND LIABILITIES, NET — 2.8%		181,114
NET ASSETS — 100.0%		$6,422,041

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Target Return Fund • Schedule of Investments
July 31, 2015 (unaudited)

A list of the open forward foreign currency exchange contracts held by the Fund at July 31, 2015, is as follows(1):

Settlement Date	Currency to Deliver	Currency to Receive	Unrealized Appreciation
8/31/15	CAD 793,500	USD 607,189	$580
(1)	Counterparty is BNY Mellon.

For the six month period ended July 31, 2015, the total amount of all open forward foreign currency exchange contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-income producing security.
†	Real Estate Investment Trust.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2015, these securities amounted to $985,271 or 15.3% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors

BNY  — Bank of New York

CAD  — Canadian Dollar

Cl  — Class

CV  — Convertible Security

ETF  — Exchange-Traded Fund

LLC  — Limited Liability Company

MTN  — Medium Term Note

SPDR  — Standard & Poor’s Depositary Receipt

USD  — U.S. Dollar

The following is a list of the inputs used as of July 31, 2015, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Convertible Bonds	$—	$2,378,207	$—	$2,378,207
Corporate Obligations	—	1,460,408	—	1,460,408
Common Stock	1,056,658	—	—	1,056,658
Registered Investment Companies	829,781	—	—	829,781
Preferred Stock	31,762	313,682	—	345,444
U.S. Treasury Obligations	—	169,359	—	169,359
Warrant	—	1,070	—	1,070
Total Investments in Securities	$1,918,201	$4,322,726	$—	$6,240,927

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Forward Foreign Currency Exchange Contracts*
Unrealized Appreciation	$—	$580	$—	$580
Total Other Financial Instruments	$—	$580	$—	$580
*	Forward foreign currency exchange contracts are valued at the unrealized appreciation on the instrument.

For the six month period ended July 31, 2015, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
Epoch U.S. Small-Mid Cap Equity Fund • Schedule of Investments
July 31, 2015 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK — 98.0%**
CONSUMER DISCRETIONARY — 12.3%
Brinker International	33,133	$1,984,667
Dana Holding	50,005	928,093
Hibbett Sports*	12,400	564,820
Iconix Brand Group*	43,295	940,800
Morningstar	20,312	1,730,379
Movado Group	31,106	787,915
PVH	9,864	1,144,619
Service International	62,199	1,897,691
Steven Madden*	42,887	1,787,530
Urban Outfitters*	25,835	842,738
Visteon*	11,769	1,171,369
		13,780,621
CONSUMER STAPLES — 1.4%
B&G Foods	53,399	1,576,872
ENERGY — 1.0%
Dril-Quip*	11,660	681,060
Oil States International*	16,215	488,234
		1,169,294
FINANCIALS — 25.6%
Arthur J Gallagher	34,566	1,639,466
Bank of Hawaii	34,468	2,325,556
BankUnited	77,768	2,840,087
Blackstone Mortgage Trust, Cl A†	46,929	1,368,919
Brookline Bancorp	135,963	1,532,303
Capitol Federal Financial	86,626	1,041,245
CBOE Holdings	13,732	851,109
CubeSmart†	47,056	1,230,985
CVB Financial	98,132	1,737,918
eHealth*	864	14,057
First Financial Bancorp	59,824	1,137,254
First Republic Bank	32,510	2,073,813
Huntington Bancshares	101,598	1,185,649
Investors Bancorp	191,790	2,336,002
LegacyTexas Financial Group	50,047	1,520,928
Liberty Property Trust†	39,844	1,355,891
NorthStar Realty Finance†	57,545	920,720
Texas Capital Bancshares*	30,381	1,790,656
Umpqua Holdings	37,458	664,505
Waddell & Reed Financial, Cl A	22,689	1,018,963
		28,586,026
HEALTH CARE — 11.8%
Air Methods*	40,045	1,577,373
Alkermes PLC*	36,382	2,547,468

DESCRIPTION	SHARES	VALUE
Bio-Rad Laboratories, Cl A*	8,650	$1,303,901
Integra LifeSciences Holdings*	31,695	2,032,600
Lannett*	18,900	1,126,440
Sirona Dental Systems*	12,462	1,293,306
Tornier*	14,818	368,820
WellCare Health Plans*	20,138	1,627,151
Wright Medical Group*	51,011	1,318,124
		13,195,183
INDUSTRIALS — 19.3%
AGCO	17,658	971,367
Allison Transmission Holdings, Cl A	52,468	1,531,016
Armstrong World Industries*	37,019	2,165,611
Curtiss-Wright	14,212	957,462
Genesee & Wyoming, Cl A*	19,957	1,421,338
Hexcel	39,973	2,074,199
Jacobs Engineering Group*	19,915	838,820
Mueller Industries	60,624	1,962,399
Mueller Water Products, Cl A	127,445	1,138,084
Simpson Manufacturing	28,369	1,016,178
Wabtec	22,502	2,276,977
Waste Connections	35,243	1,766,732
Werner Enterprises	61,738	1,743,481
Woodward	35,243	1,739,594
		21,603,258
INFORMATION TECHNOLOGY — 14.5%
ANSYS*	12,493	1,176,216
Check Point Software Technologies*	14,710	1,188,127
CommVault Systems*	37,556	1,407,223
Cypress Semiconductor	131,637	1,511,193
EVERTEC	72,470	1,363,885
Harmonic*	199,209	1,197,246
National Instruments	44,724	1,295,207
NetScout Systems*	31,580	1,259,411
Total System Services	51,138	2,363,598
Ubiquiti Networks	57,350	1,847,817
Universal Display*	34,884	1,664,316
		16,274,239
MATERIALS — 8.0%
Chemtura*	34,158	936,954
Flotek Industries*	73,544	1,259,073
KapStone Paper and Packaging	66,835	1,563,939
Methanex	21,231	957,306
Reliance Steel & Aluminum	19,630	1,189,578
Silgan Holdings	28,928	1,546,780

TD ASSET MANAGEMENT USA FUNDS INC.
Epoch U.S. Small-Mid Cap Equity Fund • Schedule of Investments
July 31, 2015 (unaudited)

DESCRIPTION	SHARES	VALUE
MATERIALS (continued)
WestRock	24,196	$1,525,800
		8,979,430
TELECOMMUNICATION SERVICES — 0.3%
Lumos Networks	20,278	283,081
UTILITIES — 3.8%
Great Plains Energy	58,051	1,515,712
Vectren	32,235	1,357,093
Westar Energy, Cl A	35,288	1,328,593
		4,201,398
TOTAL COMMON STOCK		109,649,402
TOTAL INVESTMENTS (Cost $107,065,481) — 98.0%		109,649,402
OTHER ASSETS AND LIABILITIES, NET — 2.0%		2,242,404
NET ASSETS — 100.0%		$111,891,806
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes.
†	Real Estate Investment Trust.

Cl — Class

PLC — Public Limited Company

As of July 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six month period ended July 31, 2015, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
July 31, 2015 (unaudited)

Board’s Consideration of Investment Management Arrangements

The Board of Directors (the “Board”), including the Directors who are not interested persons, as defined in the Investment Company Act of 1940 (the “1940 Act”), of the Company (the “Independent Directors”), met in person to consider the approval of (i) an investment management agreement (“Investment Management Agreement”) between the Company, on behalf of each of TDAM Short-Term Bond Fund, TDAM Core Bond Fund, TDAM High Yield Bond Fund, Epoch U.S. Equity Shareholder Yield Fund, Epoch U.S. Large Cap Core Equity Fund, Epoch Global Equity Shareholder Yield Fund, TDAM Global Low Volatility Equity Fund, Epoch Global All Cap Fund, TDAM Target Return Fund, Epoch U.S. Small-Mid Cap Equity Fund, TDAM 1- to 5-Year Corporate Bond Portfolio and TDAM 5- to 10-Year Corporate Bond Portfolio (collectively, the “Funds”), and TDAM USA Inc. (the “Investment Manager”), and (ii) a sub-advisory agreement (the “Sub-Advisory Agreement”) with Epoch Investment Partners (the “Sub-Adviser”) to provide sub-advisory services to each of Epoch U.S. Equity Shareholder Yield Fund, Epoch U.S. Large Cap Core Equity Fund, Epoch Global Equity Shareholder Yield Fund, Epoch Global All Cap Fund and Epoch U.S. Small-Mid Cap Equity Fund, at a meeting held on March 26, 2015 (the “Meeting”).

In its review of the various agreements and plans, including the Investment Management Agreement and the Sub-Advisory Agreement, with respect to the Funds, the Board considered information it deemed reasonably necessary to evaluate the terms of such agreements and plans. The Board requested and received materials relating to its consideration of such agreements and plans, including: (i) fees and expense ratios of each Fund and class in comparison to the fees and expense ratios of a peer group of funds; (ii) information with respect to the investment performance of each Fund and class compared to a peer group of funds; (iii) information on the profitability of the Investment Manager, with respect to each Fund, including details regarding the methodology used to calculate profitability; (iv) information regarding fees paid to service providers that are affiliates of the Investment Manager; and (v) information regarding the compliance record of the Investment Manager and the Sub-Adviser. These materials were in addition to other materials and presentations received by the Board throughout the course of the year relating to, in various ways, the Investment Management Agreement and the Sub-Advisory Agreement and the services provided under the Agreement.

The matters discussed below were considered by the Board. During the Meeting, and throughout the year, experienced counsel independent of the Investment Manager, the Sub-Adviser and other “management organizations” as defined in the rules under the 1940 Act, provided guidance to the Independent Directors. The Directors relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. Among other information and factors, the Board considered data on fees and expenses and performance and other information provided by Lipper, Inc. (“Lipper”), which is not affiliated with the Investment Manager or the Sub-Adviser, for each Fund. The Board also considered updated performance information provided to it by the Investment Manager at the Meeting.

Fees and Expenses

The Board, including the Independent Directors, compared the fees and expense ratios of each Fund and class (before and after any fee waivers and expense reimbursements) against fees and expense ratios of a peer group of funds with similar investment objectives (“peer group”). The funds within the peer group were selected by Lipper.

Specifically, the Board considered data based on information provided by Lipper indicating that, with respect to the fees and expense ratios of each Fund for its most recent fiscal year, the investment management fee rate of each Fund, both before and after fee waivers, was below the median investment management fee rate of its peer group, with the exception of the investment management fee rate: (a) before waivers of the Advisor Class of each of the TDAM Short-Term Bond Fund, the Epoch U.S. Large Cap Core Equity Fund and the TDAM Target Return Fund which was, in each case, the same as the median investment management fee rate before waivers of its respective peer group; (b) before waivers of each of the Institutional Class and the Advisor Class of the Epoch Global Equity Shareholder Yield Fund which was, in each case, the same as the median investment management fee rate before waivers of its respective peer group; (c) before waivers of the Institutional Class of the Epoch Global All Cap Fund which was the same as the median investment management fee rate before waivers of its peer group; and (d) before waivers of the Advisor Class of the Epoch U.S. Small-Mid Cap Equity Fund which was above the median investment management fee rate before waivers of its peer group.

The Board, in its evaluation of the agreements, noted that each class’ total gross expense ratio and total net expense ratio was at or below the median total gross expense ratio and median total net expense ratio, respectively, of its respective peer group, with the exception of: (a) the total gross expense ratio of each of the Institutional Class and the Advisor Class of each of the TDAM Core Bond Fund, the TDAM High Yield Bond Fund, the Epoch U.S. Equity Shareholder Yield Fund, the Epoch U.S. Large Cap Core Equity Fund, the Epoch Global Low Volatility Equity Fund, the Epoch Global All Cap Fund, the TDAM Target Return Fund and the Epoch U.S. Small-Mid Cap Equity Fund which were, in each case, above the median total gross expense ratio of its respective peer group; (b) the total gross expense ratio of each of the Institutional Class and the Advisor Class of the Epoch Global Equity Shareholder Yield Fund which were, in each case, above the median total gross expense ratio of its respective peer group; (c) the total net expense ratio of the Institutional Class of the Epoch Global Equity Shareholder Yield Fund which was the same as the median total net expense ratio of its peer group; and (d) the total gross expense ratio of each of the TDAM 1- to 5-Year Corporate Bond Portfolio and the TDAM 5- to 10-Year Corporate Bond Portfolio which were, in each case, above the median total gross expense ratio of its respective peer group.

The Board noted the contractual and voluntary fee waivers and expense reimbursements provided by the Investment Manager and its affiliates with respect to the Funds.

The Board also received and considered information about the services rendered, and the fee rates offered, to other clients advised by the affiliates of the Investment Manager and the Sub-Adviser with respect to similarly managed accounts.

On the basis of the factors considered and information presented, the Board determined that the fee rates were not unreasonable.

Nature, Quality and Extent of Services

The Board, including the Independent Directors, considered the nature, quality and extent of services performed by the Investment Manager and its affiliates and the Sub-Adviser. The Board’s evaluation of the quality of the services of the Investment Manager took into account, among other things, the knowledge and experience demonstrated by the Investment Manager and the Sub-Adviser at meetings and presentations throughout the year and otherwise, including the scope and quality of each of the Investment Manager’s and Sub-Adviser’s investment management capabilities, other resources dedicated to performing its services, and, in the case of the Investment Manager, the quality of its administrative and other services and its ability to oversee and supervise the Sub-Adviser and other service providers of the Funds. Particularly, the Board considered the background and experience of the Investment Manager’s and the Sub-Adviser’s senior management. The Board also reviewed the qualifications, backgrounds and responsibilities of the investment management staff primarily responsible for day-to-day portfolio management services for each Fund. In further evaluating the quality of services provided by the Investment Manager and the Sub-Adviser, the Board was informed that, in management’s judgment, each of the Investment Manager and the Sub-Adviser has the resources to attract and retain highly qualified investment professionals, including research and advisory personnel. The Board also reviewed the compliance and administrative personnel and services of the Investment Manager that support its investment advisory services provided to the Funds and determined that such staff was generally sufficient to ensure a high level of quality service that comply with investment policies and restrictions as well as other applicable requirements. The Board also noted the sound financial condition and operational stability of the Investment Manager and the operational stability of the Sub-Adviser as well as their affiliates.

The Board concluded that it was generally satisfied with the nature, quality and extent of the services provided by the Investment Manager and its affiliates and the Sub-Adviser.

Fund Performance

The Board, including the Independent Directors, received and considered information about the investment performance of each Fund, as well as the performance of a group of comparable funds selected by Lipper and a group of comparable funds selected by the Investment Manager. In addition, the Board considered information that it received at each quarterly Board meeting about the investment performance of each Fund. The Board noted that the one- and three-year performance returns of the Institutional Class of the TDAM Short-Term Bond Fund were below the median performance returns for such periods of its peer group, but that the five-year performance return of the Institutional Class and the one-year and since inception performance returns of the Advisor Class of the TDAM Short-Term Bond Fund were, in each case, above the median performance returns for such periods of its respective peer group. The Board noted that the one-year and since inception performance returns of each of the Funds, other than the TDAM Short-Term Bond Fund, were, in each case, above or the same as the median performance returns for such periods of its respective peer group, except (a) the since inception performance returns of each of the Institutional Class and the Advisor Class of the TDAM Global Low Volatility Fund which were, in each case, below the median performance returns for such period of its respective peer group; (b) the one-year performance returns of each of the Institutional Class and the Advisor Class of the Epoch Global All Cap Fund which were, in each case, below the median performance returns for such period of its respective peer group; (c) the since inception performance return of the Advisor Class of the Epoch Global All Cap Fund which was below the median performance return for such period of its peer group; (d) the one-year performance return of the Institutional Class of the Epoch U.S. Small-Mid Cap Fund which was below the median performance return for such period of its peer group; (e) the since inception performance return of the Advisor Class of the Epoch U.S. Small-Mid Cap Fund which was below the median performance return for such period of its peer group; and (f) the one-year and since inception performance returns of the TDAM 1- to 5-Year Corporate Bond Portfolio which were, in each case, below the median performance returns for such periods of its peer group. The Board further noted that in instances where a Fund underperformed its peer group, other than in the case of the TDAM 1- to 5-Year Corporate Bond Portfolio, such underperformance was modest. Management discussed factors that contributed to the underperformance results of the TDAM 1- to 5-Year Corporate Bond Portfolio and indicated that it would continue to closely monitor the performance of the TDAM 1- to 5-Year Corporate Bond Portfolio. Taking into account such factors, the Board concluded that the investment performance generated by the Investment Manager and the Sub-Adviser as applicable, was generally satisfactory, or, if issues were presented, they were being affirmatively addressed.

Profitability

The Board, including the Independent Directors, considered the level of the Investment Manager’s profits with respect to management of the Funds. The Board was presented with a report prepared by management and reviewed by an independent consultant disclosing the Investment Manager’s profitability. On the basis of management’s and the independent consultant’s representations with respect to the preparation of the report, the Board, including the Independent Directors, concluded that the cost allocation methodology employed was reasonably based. The Board considered the amount of profits (including related benefits) realized by the Investment Manager and its affiliates in connection with the operation of the Funds and concluded that the amount of profits was not unreasonable in light of the services provided to the Funds.

Economies of Scale

The Board, including the Independent Directors, considered whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board, including the Independent Directors, considered that although the Investment Manager’s advisory fee rate for each Fund does not have breakpoints and thus does not include the potential to share economies of scale, if any, through reductions as assets grow, the Board considered that economies of scale, if any, may be shared in a number of ways, including through fee and expense waivers and reimbursements. With respect to each Fund, the Board determined that the advisory fee structure was reasonable and no changes were currently necessary.

Other Benefits to the Investment Manager

The Board, including the Independent Directors, also took into account not only the advisory fees payable by the Funds, but also so-called “fallout benefits” to the Investment Manager, such as the engagement of affiliates of the Investment Manager as paid service providers to the Funds, including, for example, administrative, shareholder services and transfer agency services, as well as Rule 12b-1 fees received by affiliates of the Investment Manager. The Board also considered that the Investment Manager and Sub-Adviser may use third-party research obtained by soft dollars generated by certain portfolio transactions to assist itself in managing all or a number of its client accounts. The Board concluded that other ancillary benefits that the Investment Manager and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Company and the Funds, such as those noted above, were not unreasonable.

Conclusion

The Board, including all of the Independent Directors voting separately, concluded in light of a weighing and balancing of all factors considered, including those described above, that it was in the best interests of each Fund to approve the Investment Management Agreement with respect to such Fund, and the Sub-Advisory Agreement with respect to each of the Epoch U.S. Equity Shareholder Yield Fund, Epoch U.S. Large Cap Core Equity Fund, Epoch Global Equity Shareholder Yield Fund, Epoch Global All Cap Fund, and Epoch U.S. Small-Mid Cap Equity Fund, in each case, for an additional one-year period.

Director and Officers Information
(Unaudited)

The following table contains information regarding the Company’s Directors and Officers. Directors who are not deemed to be “interested persons’ of the Company, as defined in the Investments Company Act of 1940 as amended (the “1940 Act”), are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director.” The Fund’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing TD Asset Management USA Funds Inc., Customer Service, P.O. Box 182300, Columbus, OH 43218-2300, or by calling 1-866-416-4031. The following chart lists Directors and Officers as of August 21, 2015.

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years††
Independent Directors
DONALD J. HERREMA c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 63	Chairman of the Board and Director; Chairman of the Nominating/ Governance Committee	Chairman of Board since 6/20/13; Chairman of Nominating/ Governance Committee since March 2011; Director since 3/30/09	Executive Vice Chairman of Kennedy Wilson, International (real estate), since 2009; Senior Advisor, Stonepoint Capital 2008 – 2011; Financial services executive and advisor; Founder of BlackSterling Partners, LLC (private equity investment firm) since 2004.	22	Director, USC Marshall Business School Board since 2010; Director of Lepercq, de Neuflize and Co. since 2009; President of Christ Church Trustees since 2008; Trustee of Whittier College since 1995.

PETER B.M. EBY c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 77	Director	Since: 6/6/02	Retired.	22	Director of Leon’s Furniture Limited since May 1977; Director of George Weston Limited (May 2000 – November 2014).

JAMES E. KELLY c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 64	Director and Chairman of the Audit Committee	Director since 12/18/08; and Chairman of the Audit Committee 3/24/11	Retired financial services attorney; real estate investor; Senior Advisor to New York State Banking Department, 2009; Trustee of Albany Law School since 1998, Vice Chairman since 2013.	22	Director and Vice Chairman, Albany Law School Board of Trustees.
†	The table shows the time period for which each individual has served as Director. There is no set term of office for Directors.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of July 31, 2015.

Director and Officers Information
(Unaudited) (Continued)

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years††
ROBERT P. HERRMANN c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 52	Director	Since: 9/23/14	Executive Vice President, Global Asset & Wealth Management, Ipreo (2013 – present); Previously, Chairman & CEO of Discovery Data, a leading financial services industry data provider (2009 – 2013); CEO and Director of Loring Ward International, Ltd.; and President of SA Funds – Investment Trust (2005 – 2009).	22	Independent Trustee of Arbitrage Funds; Director, FTJ Fund Choice, LLC.

CHRISTOPHER L. WILSON c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 58	Director	Since: 9/23/14	Managing Partner, CT2, LLC (consulting), (2009 – present); Previously, President and CEO, Columbia Funds (2004 – 2009).	22	Chairman of Audit Committee and Director, ISO-NE (energy and energy services), (2011 – present); Trustee and Finance Committee Chairman, Lesley University (2003 – 2011); Board of Governors, Investment Company Institute (2005 – 2009).

Interested Director
BARBARA F. PALK††† c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 64	Director	Since: 12/17/10	Senior Vice President — TD Bank Group and President of TD Asset Management Inc., TDAM USA Inc. and TD Investments from June 2003 through December 2010.	22	Director of Ontario Teachers’ Pension Plan Board since 2012; Director of Queens University, Greenwood College School; Director of The Perimeter Institute; The Shaw Festival; Director of The Canadian Coalition for Good Governance; Director of First National Financial Corporation; Board of Crombie REIT since 5/14/14.

†	The table shows the time period for which each individual has served as Director. There is no set term of office for Directors.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of July 31, 2015.
†††	Ms. Palk is considered an “interested person” of the Company because she owns shares of The Toronto-Dominion Bank.

Director and Officers Information
(Unaudited) (Concluded)

Name, Address and Age	Position(s) held with the Company	Term of Office with Company and Length of Time Served††††	Principal Occupation(s) During Past Five Years
Officers Who Are Not Directors
MICHAEL THORFINNSON c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 52	President and Chief Executive Officer	Since: 3/26/15	Chief Administrative Officer and Chief Risk Officer of TD Asset Management Inc. since 2010; Previously, Chief Risk Officer of TD Asset Management Inc. since 2002 and Chief Financial Officer of TDAM Wealth Management from 2001 to 2002; and Chief Operating Officer of TDAM from 1998 to 2010.

MAYA GITTENS c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 51	Chief Legal Officer and Anti-Money Laundering Officer	Since: 9/22/08	Since June 2008, Vice President, Director and Secretary of the Investment Manager; from June 2005 through March 2008, attorney, Schulte Roth and Zabel LLP.

ERIC KLEINSCHMIDT c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 47	Treasurer and Chief Financial Officer	Since: 9/22/08	Since November 2004, Fund Accounting Director at SEI Investments.

MARC ALMES c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 44	Assistant Treasurer	Since: 9/22/08	Since January 1999, Fund Accounting Manager at SEI Investments.

CURTIS BARNES c/o Citi Fund Services Ohio, Inc. 100 Summer Street, Suite 1500 Boston, MA 02110 Age: 61	Secretary	Since: 6/14/12	Since September 2007, Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc.; from May 1995 through September 2007, Vice President, Citi Fund Services Ohio, Inc.

MICHELE R. TEICHNER c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 56	Chief Compliance Officer, Vice President and Assistant Secretary	Chief Compliance Officer since 6/11/04; Vice President and Assistant Secretary since 11/2/99	Since January 2006, Managing Director of the Investment Manager.
††††	The table shows the time period for which each individual has served as Officer. There is no set term of office for Directors.

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TDAMSAR03

Item 2.	Code of Ethics.

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3.	Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable - Only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  TD Asset Management USA Funds Inc.

By (Signature and Title)* /s/ R. Michael Thorfinnson, President

R. Michael Thorfinnson, President

Date  October 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ R. Michael Thorfinnson, President

R. Michael Thorfinnson, President

Date  October 1, 2015

By (Signature and Title)* /s/ Eric Kleinschmidt, Treasurer

Eric Kleinschmidt, Treasurer

Date  October 1, 2015

* Print the name and title of each signing officer under his or her signature.